UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2012

Item 1. Reports to Stockholders.

Money Market Funds

UBS Liquid Assets Fund
Semiannual Report
October 31, 2012

UBS Liquid Assets Fund

December 14, 2012

Dear shareholder,

We present you with the semiannual report for UBS Liquid Assets Fund (the “Fund”) for the six months ended October 31, 2012.

Performance
The seven-day current yield for the Fund as of October 31, 2012, was 0.16% (after fee waivers/expense reimbursements), compared to 0.03% on April 30, 2012. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 7.)

The Fund’s yield remained low reflecting the Federal Reserve Board’s (the “Fed”) decision to maintain the federal funds rate—or the “fed funds rate,” which is the rate banks charge one another for funds they borrow on an overnight basis—at a historically low range, continuing to depress yields on a wide range of short-term investments. (For more details on the Fed’s decision, see below.) As a result, the yields of the securities in which the Fund invests remained extremely low and, in turn, kept the Fund’s yield low.

UBS Liquid Assets Fund

Investment goal:
Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly

An interview with Portfolio Manager Robert Sabatino
Q.	How would you describe the economic environment during the reporting period?
A.	While the overall US economy continued to grow, the pace of the expansion was mixed during the reporting period. Looking back, the Commerce Department reported 2.0% gross domestic product (“GDP”) growth in the US for the first quarter of 2012, followed by 1.3% over the second quarter of 2012. On November 29, 2012,

1

UBS Liquid Assets Fund

after the Fund’s reporting period had ended, the Commerce Department’s second estimate for third quarter 2012 GDP growth came in at 2.7%.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	Given considerably slower-than-anticipated economic growth, the Fed kept the federal funds rate at an extremely low level of between 0.00% and 0.25% during the period, and announced its intention to maintain this rate through mid-2015. Additionally, in an attempt to stimulate the economy and keep longer term interest rates low, the Fed previously announced a plan to purchase $400 billion of longer term Treasury securities, and to sell an equal amount of shorter term Treasury securities (dubbed “Operation Twist”) by June 2012. By period end, the Fed extended this June deadline through to the end of 2012. In mid-September, the Fed introduced an anticipated third round of quantitative easing (“QE3”), which involves purchasing $40 billion of agency mortgage-backed securities on an open-ended basis each month. The Fed further noted that it would be willing to buy additional assets if it saw no improvement in the job market.

Q.	How did you position the Fund over the fiscal period?
A.	We tactically adjusted the Fund’s weighted average maturity (WAM) throughout the six-month review period. When the reporting period began, the Fund had a WAM of 30 days. By the end of the period, we lengthened the Fund’s WAM to 50 days. Toward the latter part of the reporting period, concerns regarding the ongoing challenges in Europe were overshadowed by QE3. Thus, in anticipation of further downward pressure on short-term interest rates with QE3, we significantly increased the Fund’s WAM in September.

2

UBS Liquid Assets Fund

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a high level of diversification over the six-month period, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. We typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

Q.	What types of securities did you emphasize over the period?
A.	Several adjustments were made to the Fund’s sector positioning during the six-month period. We increased the Fund’s exposure to commercial paper and repurchase agreements. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.) Conversely, we reduced our allocation to US government and agency obligations, short-term corporate obligations and certificates of deposit.

Q.	What factors do you believe will affect the Fund over the coming months?
A.	Although overall economic growth in the US economy was mixed during the reporting period, we believe it has enough momentum to continue expanding during the remainder of the year. However, it’s likely that growth will be far from robust. We also believe the Fed will maintain its accommodative monetary policy and the European sovereign debt crisis will continue to trigger periods of market volatility. Finally, continuing regulatory uncertainty has cast a shadow over money market funds for some time now, and will likely continue to do so. Against this backdrop, we anticipate continuing to manage the Fund focusing on risk and keeping it highly liquid.

3

UBS Liquid Assets Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver President—UBS Money Series UBS Liquid Assets Fund Managing Director UBS Global Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager—UBS Money Series UBS Liquid Assets Fund Managing Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 2012. The views and opinions in the letter were current as of December 14, 2012. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. The prospectus contains this and other information about the fund. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Web site at www.ubs.com/globalam-us.

4

UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2012 to October 31, 2012.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

5

UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value May 1, 2012	Ending account value[1] October 31, 2012	Expenses paid during period[2] 05/01/12 to 10/31/12	Expense ratio during the period
Actual	$1,000.00	$1,000.60	$0.45	0.09%
Hypothetical
(5% annual
return before
expenses)	1,000.00	1,024.75	0.46	0.09

[1] “Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2] Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

6

UBS Liquid Assets Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	10/31/12	04/30/12	10/31/11
Seven-day current yield after fee waivers
and/or expense reimbursements[1]	0.16%	0.03%	0.14%
Seven-day effective yield after fee waivers
and/or expense reimbursements[1]	0.16	0.03	0.14
Seven-day current yield before fee waivers
and/or expense reimbursements[1]	0.13	0.00	0.11
Seven-day effective yield before fee waivers
and/or expense reimbursements[1]	0.13	0.00	0.11
Weighted average maturity[2]	50 days	30 days	34 days
Net assets (mm)	$1,155.6	$2,367.1	$3,603.1

Portfolio composition[3]	10/31/12	04/30/12	10/31/11
Commercial paper	56.8%	51.6%	57.2%
Certificates of deposit	16.1	17.2	8.3
US government and agency obligations	14.2	19.0	16.7
Repurchase agreements	12.9	9.7	15.9
Short-term corporate obligations	—	2.5	1.1
Bank note	—	—	0.8
Other assets less liabilities	(0.0)[4]	0.0 [4]	0.0 [4]
Total	100.0%	100.0%	100.0%

[1] Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2] The Fund is actively managed and its weighted average maturity will differ over time.
[3] Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.
[4] Represents less than 0.05% of net assets as of the date indicated.

An investment in UBS Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

7

UBS Liquid Assets Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
US government and agency obligations—14.21%
Federal Home Loan Bank
0.125%, due 12/12/12[1]	$15,000,000	$14,997,864
0.140%, due 12/12/12[1]	10,684,000	10,682,296
Federal Home Loan Mortgage Corp.*
0.169%, due 11/06/12[2]	21,000,000	20,995,664
US Treasury Bills
0.123%, due 02/07/13[1]	5,000,000	4,998,333
US Treasury Notes
1.375%, due 11/15/12	17,000,000	17,007,993
1.375%, due 02/15/13	30,000,000	30,103,653
1.750%, due 04/15/13	15,000,000	15,104,065
0.625%, due 04/30/13	10,000,000	10,020,433
0.375%, due 06/30/13	15,000,000	15,019,434
3.125%, due 08/31/13	10,000,000	10,241,862
0.125%, due 09/30/13	15,000,000	14,989,594
Total US government and agency obligations (cost—$164,161,191)		164,161,191
Certificates of deposit—16.05%
Banking-non-US—13.15%
Bank of Nova Scotia
0.262%, due 11/19/12[2]	5,000,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.240%, due 01/07/13	15,000,000	15,000,000
Canadian Imperial Bank of Commerce
0.308%, due 11/13/12[2]	10,000,000	10,000,000
Credit Agricole Corporate & Investment Bank
0.210%, due 11/01/12	10,000,000	10,000,000
Mizuho Corporate Bank Ltd.
0.250%, due 01/08/13	10,000,000	10,000,000
Rabobank Nederland NV
0.519%, due 12/27/12[2]	10,000,000	10,000,000
Royal Bank of Canada
0.492%, due 11/06/12[2]	12,000,000	12,000,000
Societe Generale
0.230%, due 11/07/12	15,000,000	15,000,000

8

UBS Liquid Assets Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Sumitomo Mitsui Banking Corp.
0.320%, due 11/06/12	$11,000,000	$11,000,000
0.310%, due 12/11/12	4,000,000	4,000,000
0.290%, due 12/19/12	18,000,000	18,000,000
Svenska Handelsbanken AB
0.210%, due 01/02/13	10,000,000	10,000,000
Swedbank AB
0.200%, due 11/14/12	12,000,000	12,000,000
Toronto-Dominion Bank
0.300%, due 01/18/13	10,000,000	10,002,163
		152,002,163
Banking-US—2.90%
Branch Banking & Trust Co.
0.265%, due 11/04/12[2]	13,500,000	13,500,000
0.220%, due 02/20/13	10,000,000	10,000,000
State Street Bank and Trust Co.
0.210%, due 02/12/13	10,000,000	10,000,000
		33,500,000
Total certificates of deposit (cost—$185,502,163)		185,502,163
Commercial paper[1]—56.81%
Asset backed-auto & truck—3.03%
FCAR Owner Trust II
0.280%, due 11/01/12	10,000,000	10,000,000
0.230%, due 12/17/12	25,000,000	24,992,653
		34,992,653
Asset backed-banking US—2.34%
Atlantis One Funding
0.260%, due 11/16/12	7,000,000	6,999,242
0.350%, due 12/04/12	20,000,000	19,993,583
		26,992,825

9

UBS Liquid Assets Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—21.63%
Bryant Park Funding LLC
0.180%, due 11/15/12	$16,500,000	$16,498,845
Cancara Asset Securitisation LLC
0.200%, due 11/19/12	15,000,000	14,998,500
Chariot Funding LLC
0.210%, due 12/18/12	15,000,000	14,995,888
Gotham Funding Corp.
0.230%, due 11/07/12	7,000,000	6,999,732
0.220%, due 01/07/13	15,000,000	14,993,858
Jupiter Securitization Co. LLC
0.210%, due 12/17/12	5,000,000	4,998,658
0.240%, due 01/03/13	10,000,000	9,995,800
0.250%, due 01/07/13	15,000,000	14,993,021
Liberty Street Funding LLC
0.180%, due 11/21/12	12,000,000	11,998,800
Market Street Funding LLC
0.200%, due 12/04/12	10,000,000	9,998,167
0.180%, due 12/20/12	5,000,000	4,998,775
Old Line Funding Corp.
0.350%, due 01/15/13	16,500,000	16,487,969
Regency Markets No. 1 LLC
0.210%, due 11/16/12	12,000,000	11,998,950
0.210%, due 11/20/12	5,000,000	4,999,446
0.210%, due 11/26/12	15,000,000	14,997,812
Sheffield Receivables Corp.
0.260%, due 01/03/13	16,000,000	15,992,720
Thunder Bay Funding LLC
0.200%, due 01/08/13	25,000,000	24,990,556
Victory Receivables Corp.
0.200%, due 11/28/12	10,000,000	9,998,500
0.250%, due 01/02/13	10,000,000	9,995,694
0.260%, due 01/02/13	15,000,000	14,993,283
		249,924,974

10

UBS Liquid Assets Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Banking-non-US—9.92%
ANZ National International Ltd.
0.432%, due 12/06/12[2]	$8,000,000	$8,000,000
Banque et Caisse d'Epargne de l'Etat
0.300%, due 01/25/13	6,900,000	6,895,113
Caisse Centrale Desjardins du Quebec
0.210%, due 11/07/12	10,000,000	9,999,650
0.210%, due 11/13/12	15,000,000	14,998,950
0.180%, due 11/15/12	5,000,000	4,999,650
Credit Suisse
0.240%, due 11/26/12	10,000,000	9,998,333
Oversea-Chinese Banking Corp., Ltd.
0.220%, due 11/02/12	15,000,000	14,999,908
0.170%, due 11/13/12	11,750,000	11,749,334
Skandinaviska Enskilda Banken AB
0.240%, due 01/14/13	15,000,000	14,992,600
Svenska Handelsbanken, Inc.
0.230%, due 12/13/12	18,000,000	17,995,170
		114,628,708
Banking-US—9.86%
Deutsche Bank Financial LLC
0.260%, due 12/10/12	10,000,000	9,997,183
0.500%, due 03/20/13	15,000,000	14,971,042
JPMorgan Chase & Co.
0.361%, due 11/26/12[2]	15,000,000	15,000,000
0.310%, due 12/24/12	15,000,000	14,993,154
Natixis US Finance Co. LLC
0.160%, due 11/01/12	14,000,000	14,000,000
Nordea North America, Inc.
0.315%, due 03/18/13	20,000,000	19,976,025
State Street Corp.
0.220%, due 01/04/13	15,000,000	14,994,133
Toronto-Dominion Holdings USA, Inc.
0.180%, due 12/17/12	10,000,000	9,997,700
		113,929,237

11

UBS Liquid Assets Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Beverage/bottling—0.43%
Coca-Cola Co.
0.120%, due 11/07/12	$5,000,000	$4,999,900
Brokerage—1.73%
Prudential Funding LLC
0.210%, due 11/13/12	20,000,000	19,998,600
Entertainment—1.38%
Walt Disney Co.
0.140%, due 12/12/12	16,000,000	15,997,449
Finance-captive automotive — 2.25%
Toyota Motor Credit Corp.
0.220%, due 11/19/12	5,000,000	4,999,450
0.210%, due 01/22/13	6,000,000	5,997,130
0.250%, due 01/22/13	15,000,000	14,991,458
		25,988,038
Insurance-life—1.30%
Massachusetts Mutual Life Insurance Co.
0.170%, due 11/06/12	15,000,000	14,999,646
Machinery-agriculture & construction—1.73%
John Deere Capital Corp.
0.170%, due 11/15/12	15,000,000	14,999,009
0.200%, due 11/16/12	5,000,000	4,999,583
		19,998,592
Retail-discount—1.21%
Wal-Mart Stores, Inc.
0.150%, due 11/15/12	14,000,000	13,999,183
Total commercial paper (cost—$656,449,805)		656,449,805

12

UBS Liquid Assets Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Repurchase agreements—12.93%
Repurchase agreement dated 10/31/12 with
Barclays Capital, Inc., 0.300% due 11/01/12,
collateralized by $37,965,600 US Treasury Bond,
4.500% due 08/15/39, (value—$51,000,017);
proceeds: $50,000,417	$50,000,000	$50,000,000
Repurchase agreement dated 10/31/12 with
Deutsche Bank Securities, Inc., 0.320% due
11/01/12, collateralized by $98,245,000 Federal
National Mortgage Association obligation,
1.125% due 06/27/14 (value—$99,960,849);
proceeds: $98,000,871	98,000,000	98,000,000
Repurchase agreement dated 10/31/12 with State
Street Bank & Trust Co., 0.010% due 11/01/12,
collateralized by $1,508,517 Federal Home Loan
Mortgage Corp. obligations, 2.000% due 01/30/23;
(value—$1,495,770); proceeds: $1,466,000	1,466,000	1,466,000
Total repurchase agreements (cost—$149,466,000)		149,466,000
Total investments (cost — $1,155,579,159
which approximates cost for federal income
tax purposes) — 100.00%		1,155,579,159
Liabilities in excess of other assets—(0.00)%		(23,668)
Net assets (applicable to 1,155,557,064 shares of
beneficial interest outstanding equivalent to
$1.00 per share) — 100.00%		$1,155,555,491

13

UBS Liquid Assets Fund
Statement of net assets—October 31, 2012
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and
agency obligations	$—	$164,161,191	$—	$164,161,191
Certificates of deposit	—	185,502,163	—	185,502,163
Commercial paper	—	656,449,805	—	656,449,805
Repurchase agreements	—	149,466,000	—	149,466,000
Total	$—	$1,155,579,159	$—	$1,155,579,159

At October 31, 2012, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	74.7%
Japan	7.3
Canada	5.8
Sweden	4.7
Singapore	2.3
France	2.1
Netherlands	0.9
Switzerland	0.9
Australia	0.7
Luxembourg	0.6
Total	100.0%

14

UBS Liquid Assets Fund
Statement of net assets—October 31, 2012
(unaudited)

Portfolio footnotes

* On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1] Rates shown are the discount rates at date of purchase.

[2] Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2012 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements	15

UBS Liquid Assets Fund
Statement of operations

For the six months ended October 31, 2012 (unaudited)
Investment income:
Interest	$1,752,829
Expenses:
Investment advisory and administration fees	244,078
Transfer agency fees	356,596
Reports and notices to shareholders	86,863
State registration fees	72,323
Custody and accounting fees	71,624
Professional fees	51,717
Insurance expense	41,551
Trustees’ fees	16,585
Other expenses	21,312
962,649
Fee waivers by investment advisor and administrator	(244,078)
Net expenses	718,571
Net investment income	1,034,258
Net realized gain	3,172
Net increase in net assets resulting from operations	$1,037,430

16	See accompanying notes to financial statements

UBS Liquid Assets Fund
Statement of changes in net assets

	For the six months ended October 31, 2012 (unaudited)	For the year ended April 30, 2012
From operations:
Net investment income	$1,034,258	$4,128,281
Net realized gain (loss)	3,172	(3,584)
Net increase in net assets resulting from
operations	1,037,430	4,124,697
Dividends to shareholders from:
Net investment income	(1,034,258)	(4,128,281)
Net increase (decrease) in net assets from
beneficial interest transactions	(1,211,564,305)	157,703,744
Net increase (decrease) in net assets	(1,211,561,133)	157,700,160
Net assets:
Beginning of period	2,367,116,624	2,209,416,464
End of period	$1,155,555,491	$2,367,116,624
Accumulated undistributed net
investment income	$—	$—

See accompanying notes to financial statements	17

UBS Liquid Assets Fund
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2012 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.001
Dividends from net investment income	(0.001)
Distributions from net realized gains	—
Total dividends and distributions	(0.001)
Net asset value, end of period	$1.00
Total investment return[2]	0.06%
Ratios to average net assets:
Expenses before fee waivers by advisor and administrator	0.12%[3]
Expenses after fee waivers by advisor and administrator	0.09%[3]
Net investment income	0.13%[3]
Supplemental data:
Net assets, end of period (000’s)	$1,155,555

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Annualized.

18	See accompanying notes to financial statements

UBS Liquid Assets Fund
Financial Highlights

Years ended April 30,
2012	2011	2010	2009	2008
$1.00	$1.00	$1.00	$1.00	$1.00
0.001	0.002	0.002	0.019	0.045
(0.001)	(0.002)	(0.002)	(0.019)	(0.045)
—	—	(0.000)[1]	(0.000)[1]	—
(0.001)	(0.002)	(0.002)	(0.019)	(0.045)
$1.00	$1.00	$1.00	$1.00	$1.00
0.14%	0.22%	0.23%	1.89%	4.59%

0.09%	0.09%	0.10%	0.10%	0.16%
0.06%	0.06%	0.07%	0.07%	0.09%
0.14%	0.22%	0.24%	1.79%	4.20%

$2,367,117	$2,209,416	$2,205,678	$2,888,925	$2,093,725

19

UBS Liquid Assets Fund
Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Liquid Assets Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund attempts to maintain a stable net asset value of $1.00 per share; the Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP,

20

UBS Liquid Assets Fund
Notes to financial statements (unaudited)

which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Statement of net assets.

In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial

21

UBS Liquid Assets Fund
Notes to financial statements (unaudited)

statements on the basis of International Financial Reporting Standards (“IFRS“). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Repurchase agreements
The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

22

UBS Liquid Assets Fund
Notes to financial statements (unaudited)

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates
The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and

23

UBS Liquid Assets Fund
Notes to financial statements (unaudited)

administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that for the six months ended October 31, 2012 its direct advisory/ administrative costs and expenses approximate an annual rate of 0.03% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.

For the six months ended October 31, 2012, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2012, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $363,267,898. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper

24

UBS Liquid Assets Fund
Notes to financial statements (unaudited)

program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
The Fund may lend securities up to 33⅓% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent. At October 31, 2012, the Fund did not have any securities on loan.

Other liabilities and components of net assets
At October 31, 2012, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$36,176
Other accrued expenses*	406,431

*Excludes investment advisory and administration fees.

At October 31, 2012, the components of net assets were as follows

Accumulated paid in capital	$1,155,554,856
Accumulated net realized gain	635
Net assets	$1,155,555,491

25

UBS Liquid Assets Fund
Notes to financial statements (unaudited)

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the	For the
	six months ended	year ended
	October 31, 2012	April 30, 2012
Shares sold	2,262,146,343	15,833,615,183
Shares repurchased	(3,474,690,426)	(15,680,056,075)
Dividends reinvested	979,778	4,144,636
Net increase (decrease) in shares outstanding	(1,211,564,305)	157,703,744

Federal tax status
The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2012 and the fiscal year ended April 30, 2012 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending April 30, 2013.

As of and during the period ended October 31, 2012, the Fund did not have any liabilities for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2012, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2012, remains subject to examination by the Internal Revenue Service and state taxing authorities.

26

UBS Liquid Assets Fund
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

27

UBS Liquid Assets Fund
Board approval of investment advisory and
administration agreement (unaudited)

Background—At a meeting of the board of UBS Money Series (the “Trust”) on July 17-18, 2012, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the investment advisory and administration agreement (the “Investment Advisory and Administration Agreement”) between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust, with respect to its series, UBS Liquid Assets Fund (the “Fund”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the advisory, administrative and distribution arrangements for the Fund. The Independent Trustees initially discussed the materials provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board considered the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Agreement—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular

28

UBS Liquid Assets Fund
Board approval of investment advisory and
administration agreement (unaudited)

meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS Global AM responsible for the Fund and had previously received information regarding the person primarily responsible for the day-to-day portfolio management of the Fund and recognized that the Fund’s senior personnel at UBS Global AM report to the board regularly and that at each regular meeting the board receives a detailed report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $151 billion in assets under management as of March 31, 2012 and was part of the UBS Global Asset Management Division, which had approximately $620 billion in assets under management worldwide as of March 31, 2012. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

29

UBS Liquid Assets Fund
Board approval of investment advisory and
administration agreement (unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”).

The board noted that UBS Global AM currently voluntarily waives its entire management/administrative fees due from the Fund. The board also noted that UBS Global AM could change or terminate this voluntary waiver at any time in the future. Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the Fund’s management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

30

UBS Liquid Assets Fund
Board approval of investment advisory and
administration agreement (unaudited)

The comparative Lipper information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Fund’s Expense Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense Group with the lowest fees or expenses, as applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.)

In light of the foregoing, the board determined that the management fee was reasonable in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Agreement.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2012 and (b) annualized performance information for each year in the ten-year period ended April 30, 2012. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Lipper information showed that the Fund’s performance was in the first quintile for all comparative periods. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

31

UBS Liquid Assets Fund
Board approval of investment advisory and
administration agreement (unaudited)

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints but that it was limited to reimbursements for direct costs and expenses (the Fund is offered to a limited group of investors subject to regulatory constraints on the receipt of compensation by UBS Global AM and its affiliates; compensation is subject to certain limitations not applicable to most mutual funds). The board also noted that to the extent the Fund’s assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for Trustees, auditors and legal fees, become a smaller percentage of overall assets.

Generally, in light of UBS Global AM’s profitability data, the Actual Management Fee and the Contractual Management Fee, and the voluntary fee waiver currently in effect, the board believed that UBS Global AM’s sharing of current economies of scale with the Fund was acceptable.

32

UBS Liquid Assets Fund
Board approval of investment advisory and
administration agreement (unaudited)

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement for the Fund. In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

33

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Trustees Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt Meyer Feldberg Principal Officers Mark E. Carver President Mark F. Kemper Vice President and Secretary	Bernard H. Garil Heather R. Higgins Barry M. Mandinach Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2012. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE
UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Money Market Funds

UBS Cash Reserves Fund
Semiannual Report
October 31, 2012

UBS Cash Reserves Fund

December 14, 2012

Dear shareholder,

We present you with the semiannual report for UBS Cash Reserves Fund (the “Fund”) for the six months ended October 31, 2012.

Performance
The seven-day current yield for the Fund as of October 31, 2012, was 0.01% (after fee waivers/expense reimbursements), unchanged from what it was on April 30, 2012. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 7.)

The Fund’s yield remained low reflecting the Federal Reserve Board’s (the “Fed”) decision to maintain the federal funds rate—or the “fed funds rate,” which is the rate banks charge one another for funds they borrow on an overnight basis—at a historically low range, continuing to depress yields on a wide range of short-term investments. (For more details on the Fed’s decision, see below.) As a result, the yields of the securities in which the Fund invests remained extremely low and, in turn, kept the Fund’s yield low.

UBS Cash Reserves Fund

Investment goal:
Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly

An interview with Portfolio Manager Robert Sabatino
Q.	How would you describe the economic environment during the reporting period?
A.	While the overall US economy continued to grow, the pace of the expansion was mixed during the reporting period. Looking back, the Commerce Department reported 2.0% gross domestic product (“GDP”) growth in the US for the first quarter of 2012, followed

1

UBS Cash Reserves Fund

by 1.3% over the second quarter of 2012. On November 29, 2012, after the Fund’s reporting period had ended, the Commerce Department’s second estimate for third quarter 2012 GDP growth came in at 2.7%.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	Given considerably slower-than-anticipated economic growth, the Fed kept the federal funds rate at an extremely low level of between 0.00% and 0.25% during the period, and announced its intention to maintain this rate through mid-2015. Additionally, in an attempt to stimulate the economy and keep longer term interest rates low, the Fed previously announced a plan to purchase $400 billion of longer term Treasury securities, and to sell an equal amount of shorter term Treasury securities (dubbed “Operation Twist”) by June 2012. By period end, the Fed extended this June deadline through to the end of 2012. In mid-September, the Fed introduced an anticipated third round of quantitative easing (“QE3”), which involves purchasing $40 billion of agency mortgage-backed securities on an open-ended basis each month. The Fed further noted that it would be willing to buy additional assets if it saw no improvement in the job market.

Q.	How did you position the Fund over the fiscal period?
A.	We tactically adjusted the Fund’s weighted average maturity (WAM) throughout the six-month review period. When the reporting period began, the Fund had a WAM of 29 days. However, concerns regarding the ongoing challenges in Europe were overshadowed by QE3. Thus, in anticipation of further downward pressure on short-term interest rates with QE3, we significantly increased the Fund’s WAM in September, and ended the period with a WAM of 49 days.

2

UBS Cash Reserves Fund

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a high level of diversification over the six-month period, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. We typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

Q.	What types of securities did you emphasize over the period?
A.	Several adjustments were made to the Fund’s sector positioning during the six-month period. We increased the Fund’s exposures to US government and agency obligations and commercial paper. Conversely, we reduced our allocations to certificates of deposit, repurchase agreements and short-term corporate obligations. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.	Although overall economic growth in the US economy was mixed during the reporting period, we believe it has enough momentum to continue expanding during the remainder of the year. However, it’s likely that growth will be far from robust. We also believe the Fed will maintain its accommodative monetary policy and the European sovereign debt crisis will continue to trigger periods of market volatility. Finally, continuing regulatory uncertainty has cast a shadow over money market funds for some time now, and will likely continue to do so. Against this backdrop, we anticipate continuing to manage the Fund focusing on risk and keeping it highly liquid.

3

UBS Cash Reserves Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Robert Sabatino
President—UBS Money Series	Portfolio Manager—
UBS Cash Reserves Fund	UBS Money Series
Managing Director	UBS Cash Reserves Fund
UBS Global Asset Management	Managing Director
(Americas) Inc.	UBS Global Asset Management
(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 2012. The views and opinions in the letter were current as of December 14, 2012. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. The prospectus contains this and other information about the fund. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Web site at www.ubs.com/globalam-us.

4

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2012 to October 31, 2012.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

5

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs-for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

			Expenses paid	Expense
	Beginning	Ending	during period[2]	ratio
	account value	account value[1]	05/01/12 to	during the
	May 1, 2012	October 31, 2012	10/31/12	period
Actual	$1,000.00	$1,000.10	$0.96	0.19%
Hypothetical
(5% annual
return before
expenses)	1,000.00	1,024.25	0.97	0.19

[1] “Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2] Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

6

UBS Cash Reserves Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	10/31/12	04/30/12	10/31/11
Seven-day current yield
after fee waivers and/or
expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after
fee waivers and/or
expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield
before fee waivers and/or
expense reimbursements[1]	(0.43)	(0.62)	(0.43)
Seven-day effective yield
before fee waivers and/or
expense reimbursements[1]	(0.43)	(0.62)	(0.43)
Weighted average maturity[2]	49 days	29 days	38 days
Net assets (mm)	$96.2	$233.9	$334.2
Portfolio composition[3]	10/31/12	04/30/12	10/31/11
Commercial paper	46.1%	41.6%	42.7%
US government and agency obligations	31.9	22.5	26.2
Repurchase agreements	12.8	16.9	24.1
Certificates of deposit	9.3	15.8	5.4
Short-term corporate obligations	—	3.2	1.6
Other assets less liabilities	(0.1)	(0.0)[4]	(0.0)[4]
Total	100.0%	100.0%	100.0%

[1] Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2] The Fund is actively managed and its weighted average maturity will differ over time.
[3] Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.
[4] Represents less than 0.05% of net assets as of the date indicated.

An investment in UBS Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

7

UBS Cash Reserves Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
US government and agency obligations—31.86%
Federal Home Loan Bank
0.160%, due 11/01/12[1]	$2,000,000	$2,000,000
0.350%, due 11/01/12[2]	1,000,000	1,000,000
0.147%, due 11/02/12[1]	2,000,000	1,999,992
0.135%, due 11/08/12[1]	2,000,000	1,999,947
0.135%, due 01/07/13[1]	3,000,000	2,999,246
Federal Home Loan Mortgage Corp.*
0.169%, due 11/06/12[2]	3,000,000	2,999,381
Federal National Mortgage Association*
0.150%, due 01/03/13[1]	1,800,000	1,799,528
US Treasury Notes
1.375%, due 11/15/12	4,000,000	4,001,884
1.375%, due 01/15/13	2,000,000	2,004,975
1.375%, due 02/15/13	2,000,000	2,006,910
1.750%, due 04/15/13	2,800,000	2,819,859
0.625%, due 04/30/13	2,000,000	2,004,599
0.375%, due 06/30/13	1,000,000	1,001,296
3.125%, due 08/31/13	1,000,000	1,024,186
0.125%, due 09/30/13	1,000,000	999,306
Total US government and agency obligations (cost—$30,661,109)		30,661,109
Certificates of deposit—9.35%
Banking-non-US—7.27%
Bank of Nova Scotia
0.262%, due 11/19/12[2]	1,000,000	1,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.240%, due 01/07/13	2,000,000	2,000,000
Mizuho Corporate Bank Ltd.
0.250%, due 01/08/13	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp.
0.320%, due 11/06/12	2,000,000	2,000,000
Toronto-Dominion Bank
0.300%, due 01/18/13	1,000,000	1,000,217
		7,000,217

8

UBS Cash Reserves Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-US—2.08%
Branch Banking & Trust Co.
0.265%, due 11/04/12[2]	$1,000,000	$1,000,000
0.220%, due 02/20/13	1,000,000	1,000,000
		2,000,000
Total certificates of deposit (cost—$9,000,217)		9,000,217
Commercial paper[1]—46.08%
Asset backed-auto & truck—2.08%
FCAR Owner Trust II
0.220%, due 12/03/12	2,000,000	1,999,609
Asset backed-miscellaneous—17.41%
Bryant Park Funding LLC
0.200%, due 11/14/12	2,265,000	2,264,836
Cancara Asset Securitisation LLC
0.200%, due 11/20/12	2,000,000	1,999,789
Chariot Funding LLC
0.210%, due 12/13/12	1,750,000	1,749,571
Fairway Finance Corp.
0.195%, due 01/16/13	2,000,000	1,999,177
Jupiter Securitization Co. LLC
0.220%, due 12/04/12	2,000,000	1,999,597
Liberty Street Funding LLC
0.210%, due 12/12/12	2,000,000	1,999,522
Old Line Funding Corp.
0.350%, due 01/15/13	750,000	749,453
Regency Markets No. 1 LLC
0.210%, due 11/16/12	2,000,000	1,999,825
Victory Receivables Corp.
0.260%, due 01/02/13	2,000,000	1,999,104
		16,760,874

9

UBS Cash Reserves Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Banking-non-US—12.98%
Banque et Caisse d’Epargne de l’Etat
0.300%, due 01/25/13	$1,000,000	$999,292
Caisse Centrale Desjardins du Quebec
0.210%, due 11/07/12	2,000,000	1,999,930
Commonwealth Bank of Australia
0.200%, due 11/13/12	2,000,000	1,999,867
Credit Suisse
0.240%, due 11/26/12	2,000,000	1,999,667
Oversea-Chinese Banking Corp., Ltd.
0.200%, due 11/14/12	2,000,000	1,999,855
Skandinaviska Enskilda Banken AB
0.240%, due 01/14/13	1,500,000	1,499,260
Svenska Handelsbanken, Inc.
0.230%, due 12/13/12	2,000,000	1,999,463
		12,497,334
Banking-US—7.63%
Deutsche Bank Financial LLC
0.500%, due 03/20/13	1,000,000	998,069
JPMorgan Chase & Co.
0.361%, due 11/26/12[2]	1,000,000	1,000,000
Nordea N.A., Inc.
0.220%, due 01/10/13	1,500,000	1,499,358
Rabobank USA Financial Corp.
0.210%, due 11/05/12	1,000,000	999,977
0.210%, due 12/06/12	1,000,000	999,796
State Street Corp.
0.220%, due 01/04/13	1,850,000	1,849,277
		7,346,477
Finance-captive automotive—2.08%
Toyota Motor Credit Corp.
0.210%, due 01/22/13	2,000,000	1,999,043

10

UBS Cash Reserves Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Insurance-life—1.82%
MetLife Short Term Funding LLC
0.200%, due 12/03/12	$1,750,000	$1,749,689
Retail-discount—2.08%
Wal-Mart Stores, Inc.
0.120%, due 11/05/12	2,000,000	1,999,973
Total commercial paper (cost—$44,352,999)		44,352,999
Repurchase agreements—12.82%
Repurchase agreement dated 10/31/12 with
Barclays Capital, Inc., 0.300% due 11/01/12,
collateralized by $3,037,300 US Treasury Bond,
4.500% due 08/15/39; (value—$4,080,071);
proceeds: $4,000,033	4,000,000	4,000,000
Repurchase agreement dated 10/31/12 with Deutsche
Bank Securities, Inc., 0.320% due 11/01/12,
collateralized by $4,637,800 US Treasury
Inflation Index Bond, 2.125% due 02/15/40
and $651,900 US Treasury Inflation Index Note,
2.000% due 01/15/14; (value—$8,160,153);
proceeds: $8,000,071	8,000,000	8,000,000
Repurchase agreement dated 10/31/12 with State
Street Bank & Trust Co., 0.010% due 11/01/12,
collateralized by $349,861 Federal Home
Loan Mortgage Corp. obligation, 2.000% due
01/30/23; (value—$346,904); proceeds: $340,000	340,000	340,000
Total repurchase agreements (cost—$12,340,000)		12,340,000
Total investments (cost—$96,354,325
which approximates cost for federal income
tax purposes)—100.11%		96,354,325
Liabilities in excess of other assets—(0.11)%		(107,826)
Net assets (applicable to 96,270,086
shares of beneficial interest outstanding
equivalent to $1.00 per share)—100.00%		$96,246,499

11

UBS Cash Reserves Fund
Statement of net assets—October 31, 2012
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and
agency obligations	$—	$30,661,109	$—	$30,661,109
Certificates of deposit	—	9,000,217	—	9,000,217
Commercial paper	—	44,352,999	—	44,352,999
Repurchase agreements	—	12,340,000	—	12,340,000
Total	$—	$96,354,325	$—	$96,354,325

At October 31, 2012, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country of origin

Percentage of total investments
United States	77.7%
Japan	7.3
Canada	4.1
Sweden	3.6
Australia	2.1
Switzerland	2.1
Singapore	2.1
Luxembourg	1.0
Total	100.0%

12

UBS Cash Reserves Fund
Statement of net assets—October 31, 2012
(unaudited)

Portfolio footnotes

* On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1] Rates shown are the discount rates at date of purchase.
[2] Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2012, and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements	13

UBS Cash Reserves Fund
Statement of operations

For the six months ended October 31, 2012 (unaudited)
Investment income:
Interest	$144,009
Expenses:
Investment advisory and administration fees	235,708
Transfer agency and related services fees	231,862
Professional fees	51,420
State registration fees	31,219
Reports and notices to shareholders	23,613
Trustees’ fees	7,955
Custody and accounting fees	6,281
Insurance fees	3,908
Other expenses	12,745
604,711
Fee waivers and/or expense reimbursements by investment
advisor and administrator	(467,857)
Net expenses	136,854
Net investment income	7,155
Net increase in net assets resulting from operations	$7,155

14	See accompanying notes to financial statements

UBS Cash Reserves Fund
Statement of changes in net assets

	For the six months ended October 31, 2012 (unaudited)	For the year ended April 30, 2012
From operations:
Net investment income	$7,155	$33,431
Net realized loss	—	(96)
Net increase in net assets resulting
from operations	7,155	33,335
Dividends to shareholders from:
Net investment income	(7,155)	(33,431)
Net decrease in net assets from beneficial
interest transactions	(137,687,918)	(108,791,017)
Net decrease in net assets	(137,687,918)	(108,791,113)
Net assets:
Beginning of period	233,934,417	342,725,530
End of period	$96,246,499	$233,934,417
Accumulated undistributed net
investment income	$—	$—

See accompanying notes to financial statements	15

UBS Cash Reserves Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2012 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense
reimbursements by advisor and administrator	0.85%[3]
Expenses after fee waivers and/or expense
reimbursements by advisor and administrator	0.19%[3]
Net investment income	0.01%[3]
Supplemental data:
Net assets, end of period (000’s)	$96,246

[1]	Amount represents less than $0.0005 per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Annualized.
[4]

In addition to the waiver of advisory and administration fees and/or reimbursement of expenses by UBS Global Asset Management (Americas) Inc., the Fund was reimbursed by UBS Financial Services Inc. in the amount of $45,477 for overcharges related to prior fiscal periods for postage related expenses.

16	See accompanying notes to financial statements

UBS Cash Reserves Fund
Financial highlights

Years ended April 30,
2012	2011	2010	2009	2008
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [1]	0.000 [1]	0.000 [1]	0.015	0.042
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)	(0.042)
—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)	(0.042)
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.02%	0.02%	1.49%	4.29%

0.60%	0.61%	0.62%	0.58%	0.54%

0.16%	0.27%	0.31%	0.53%	0.48%[4]
0.01%	0.01%	0.02%	1.52%	4.23%

$233,934	$342,726	$327,239	$372,754	$449,136

17

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Cash Reserves Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund attempts to maintain a stable net asset value of $1.00 per share; the Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP,

18

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Statement of net assets.

In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS“). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset

19

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Repurchase agreements
The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

20

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

Investment transactions and investment income
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates
The Fund's Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.33% of the Fund’s average daily net assets.

UBS Global AM has undertaken to waive fees and/or reimburse expenses in the event that the current Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be

21

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

terminated at any time. For the six months ended October 31, 2012, UBS Global AM voluntarily waived investment advisory and administration fees and/or reimbursed expenses totaling $467,857 for that purpose; such amount is not subject to future recoupment. At October 31, 2012, UBS Global AM owed the Fund $28,299, reflecting fee waivers/expense reimbursements.

Under normal conditions, the Fund invests cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Fund’s investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s

22

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

ability to provide best execution of the transactions. During the six months ended October 31, 2012, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $29,809,025. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Transfer agency related services
UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund.

For the six months ended October 31, 2012, UBS Financial Services, Inc. received from BNY Mellon, not the Fund, $87,338 of the total transfer agency and related services fees paid by the Fund to BNY Mellon.

Securities lending
The Fund may lend securities up to 33⅓% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent. At October 31, 2012, the Fund did not have any securities on loan.

23

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

Other liabilities and components of net assets
At October 31, 2012, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$182
Other accrued expenses*	213,181

*Excludes investment advisory and administration fees.

At October 31, 2012, the components of net assets were as follows:

Accumulated paid in capital	$96,247,699
Accumulated net realized loss	(1,200)
Net assets	$96,246,499

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2012	For the year ended April 30, 2012
Shares sold	320,754,783	2,329,247,367
Shares repurchased	(458,448,289)	(2,438,063,596)
Dividends reinvested	5,588	25,212
Net decrease in shares outstanding	(137,687,918)	(108,791,017)

Federal tax status
The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

24

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2012 and the fiscal year ended April 30, 2012 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending April 30, 2013.

As of and during the period ended October 31, 2012, the Fund did not have any liabilities for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2012, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2012, remains subject to examination by the Internal Revenue Service and state taxing authorities.

25

UBS Cash Reserves Fund
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

26

UBS Cash Reserves Fund
Board approval of investment advisory and
administration agreement (unaudited)

Background—At a meeting of the board of UBS Money Series (the “Trust”) on July 17-18, 2012, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the investment advisory and administration agreement (the “Investment Advisory and Administration Agreement”) between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust, with respect to its series, UBS Cash Reserves Fund (the “Fund”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the advisory, administrative and distribution arrangements for the Fund. The Independent Trustees initially discussed the materials provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board considered the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Agreement—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and

27

UBS Cash Reserves Fund
Board approval of investment advisory and
administration agreement (unaudited)

procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS Global AM responsible for the Fund and had previously received information regarding the person primarily responsible for the day-to-day portfolio management of the Fund and recognized that the Fund’s senior personnel at UBS Global AM report to the board regularly and that at each regular meeting the board receives a detailed report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $151 billion in assets under management as of March 31, 2012 and was part of the UBS Global Asset Management Division, which had approximately $620 billion in assets under management worldwide as of March 31, 2012. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

28

UBS Cash Reserves Fund
Board approval of investment advisory and
administration agreement (unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”).

The board noted that UBS Global AM currently voluntarily waives a portion (or all) of its management/administrative fees due from the Fund. The board also noted that UBS Global AM could change or terminate this voluntary waiver at any time in the future. Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the Fund’s management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

29

UBS Cash Reserves Fund
Board approval of investment advisory and
administration agreement (unaudited)

The comparative Lipper information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Fund’s Expense Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense Group with the lowest fees or expenses, as applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.)

In light of the foregoing, the board determined that the management fee was reasonable in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Agreement.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2012 and (b) annualized performance information for each year in the ten-year period ended April 30, 2012. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Lipper information showed that the Fund’s performance was in the second quintile for the one- and five-year periods, in the third quintile for the three-year period and in the first quintile for the ten-year period and since inception. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

30

UBS Cash Reserves Fund
Board approval of investment advisory and
administration agreement (unaudited)

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale— The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints but that management believed economies of scale were being appropriately shared with Fund shareholders. The board also noted that to the extent the Fund’s assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for Trustees, auditors and legal fees, become a smaller percentage of overall assets.

Generally, in light of UBS Global AM’s profitability data, the Actual Management Fee and the Contractual Management Fee, and the voluntary fee waiver currently in effect, the board believed that UBS Global AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the

31

UBS Cash Reserves Fund
Board approval of investment advisory and
administration agreement (unaudited)

Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement for the Fund. In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

32

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Trustees
Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt Meyer Feldberg	Bernard H. Garil Heather R. Higgins Barry M. Mandinach

Principal Officers
Mark E. Carver President Mark F. Kemper Vice President and Secretary	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2012. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE
UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Money Market Funds

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Semiannual Report
October 31, 2012

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

December 14, 2012

Dear shareholder,

We present you with the semiannual report for the UBS Select Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund (the “Funds”), for the six months ended October 31, 2012.

Performance
The seven-day current yields for the Funds (after fee waivers) were as follows:

  UBS Select Prime Preferred Fund:
  0.16% on October 31, 2012, versus 0.18% as of April 30, 2012.

  UBS Select Treasury Preferred Fund:
  0.03% on October 31, 2012, versus 0.01% as of April 30, 2012.

  UBS Select Tax-Free Preferred Fund:
  0.07% on October 31, 2012, versus 0.09% as of April 30, 2012.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 10 and 11.

UBS Select Prime Preferred Fund

UBS Select Treasury Preferred Fund

Investment goals (both Funds):
Maximum current income consistent with liquidity and the preservation of capital

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

UBS Select Tax-Free Preferred Fund

Investment goal:
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Ryan Nugent
Erin O. Houston
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

1

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	While the overall US economy continued to grow, the pace of the expansion was mixed during the reporting period. Looking back, the Commerce Department reported 2.0% gross domestic product (“GDP”) growth in the US for the first quarter of 2012, followed by 1.3% over the second quarter of 2012. On November 29, 2012, after the Funds’ reporting period had ended, the Commerce Department’s second estimate for third quarter 2012 GDP growth came in at 2.7%.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	Given considerably slower-than-anticipated economic growth, the Fed kept the federal funds rate at an extremely low level of between 0.00% and 0.25% during the period, and announced its intention to maintain this rate through mid-2015. Additionally, in an attempt to stimulate the economy and keep longer term interest rates low, the Fed previously announced a plan to purchase $400 billion of longer term Treasury securities and to sell an equal amount of shorter term Treasury securities (dubbed “Operation Twist”) by June 2012. By period end, the Fed had extended this June deadline through to the end of 2012. In mid-September, the Fed introduced an anticipated third round of quantitative easing, (“QE3”), which involves purchasing $40 billion of agency mortgage-backed securities on an open-ended basis each month. The Fed further noted that it would be willing to buy additional assets if it saw no improvement in the job market.

2

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

  The weighted average maturity (“WAM”) for the Prime Master Fund in which UBS Select Prime Preferred Fund invests was 50 days when the reporting period began. Over the period, we tactically adjusted the Master Fund’s WAM. Toward the latter part of the period, concerns regarding the ongoing challenges in Europe were overshadowed by QE3. Thus, in anticipation of further downward pressure on short-term interest rates with QE3, we increased the Master Fund’s WAM in September. At October 31, 2012, the Master Fund’s WAM was 54 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goals of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to commercial paper, time deposits and US government and agency obligations. In contrast, we decreased the Fund’s exposure to repurchase agreements, certificates of deposit and short-term corporate obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

3

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

  The WAM for the Master Fund in which UBS Select Treasury Preferred Fund invests was 46 days when the reporting period began. Over the review period, the WAM was increased and at period end, on October 31, 2012, it was 52 days. At the security level, we modestly increased the Master Fund’s exposure to repurchase agreements (backed by Treasury obligations) and reduced its direct exposure to Treasury obligations.

  The WAM for the Master Fund in which UBS Select Tax-Free Preferred Fund invests was 20 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, the Master Fund’s WAM was 34 days. Given our expectations for continued low interest rates, we looked to extend the Master Fund’s WAM in an attempt to lock in yield and add additional diversification to the portfolio. This was largely accomplished through the purchase of municipal notes and commercial paper with maturities of up to one year. From a sector perspective, we continued to focus our purchases on high-quality municipal issuances of both state and local general obligation debt, as well as essential service revenue obligations. The Master Fund continues to have limited, indirect exposure in the European banking industry, mainly from municipal securities with demand and/or guarantee features linked to banks in the UK and Germany. For the six-month period as a whole, the Master Fund modestly increased its allocation to municipal bonds and notes, while paring its exposure to commercial paper.
Q.	What factors do you believe will affect the Funds over the coming months?
A.	Although overall economic growth in the US economy was mixed during the reporting period, we believe it has enough momentum to continue expanding during the remainder of the year. However it’s likely that growth will be far from robust. We also believe the Fed will maintain its accommodative monetary policy and the European sovereign debt crisis will continue to trigger periods of market volatility. Finally, continuing regulatory uncertainty has cast a shadow over

4

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

money market funds for some time now, and will likely continue to do so. Against this backdrop, we anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Elbridge T. Gerry III
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Preferred Fund	UBS Select Tax-Free Preferred Fund
UBS Select Treasury Preferred Fund	Managing Director
UBS Select Tax-Free Preferred Fund	UBS Global Asset Management
Managing Director	(Americas) Inc.
UBS Global Asset Management
(Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—	Portfolio Manager—
UBS Select Prime Preferred Fund	UBS Select Tax-Free Preferred Fund
UBS Select Treasury Preferred Fund	Director
Managing Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

5

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Erin O. Houston
Portfolio Manager—
UBS Select Tax-Free Preferred Fund
Director
UBS Global Asset Management
(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2012. The views and opinions in the letter were current as of December 14, 2012. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. The prospectus contains this and other information about the fund. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

6

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2012 to October 31, 2012.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

7

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

8

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Understanding your Fund’s expenses1 (unaudited) (concluded)

UBS Select Prime Preferred Fund

	Beginning account value May 1, 2012	Ending account value[2] October 31, 2012	Expenses paid during period[3] 05/01/12 to 10/31/12	Expense ratio during the period
Actual	$1,000.00	$1,000.90	$0.71	0.14%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.50	0.71	0.14

UBS Select Treasury Preferred Fund

	Beginning account value May 1, 2012	Ending account value[2] October 31, 2012	Expenses paid during period[3] 05/01/12 to 10/31/12	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.66	0.13%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.55	0.66	0.13

UBS Select Tax-Free Preferred Fund

	Beginning account value May 1, 2012	Ending account value[2] October 31, 2012	Expenses paid during period[3] 05/01/12 to 10/31/12	Expense ratio during the period
Actual	$1,000.00	$1,000.20	$0.71	0.14%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.50	0.71	0.14

[1] The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

[2] “Actual – Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3] Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

9

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Preferred Fund
Yields and characteristics	10/31/12	04/30/12	10/31/11
Seven-day current yield after fee waivers[1]	0.16%	0.18%	0.17%
Seven-day effective yield after fee waivers[1]	0.16	0.18	0.17
Seven-day current yield before fee waivers[1]	0.12	0.14	0.13
Seven-day effective yield before fee waivers[1]	0.12	0.14	0.13
Weighted average maturity[2]	54 days	50 days	43 days
Net assets (mm)	$7,723.0	$7,996.7	$10,421.4

UBS Select Treasury Preferred Fund
Yields and characteristics	10/31/12	04/30/12	10/31/11
Seven-day current yield after fee waivers[1]	0.03%	0.01%	0.01%
Seven-day effective yield after fee waivers[1]	0.03	0.01	0.01
Seven-day current yield before fee waivers[1]	(0.01)	(0.07)	(0.12)
Seven-day effective yield before fee waivers[1]	(0.01)	(0.07)	(0.12)
Weighted average maturity[2]	52 days	46 days	47 days
Net assets (mm)	$5,037.0	$4,023.4	$4,596.6

10

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Preferred Fund
Yields and characteristics	10/31/12	04/30/12	10/31/11
Seven-day current yield after fee waivers[1]	0.07%	0.09%	0.01%
Seven-day effective yield after fee waivers[1]	0.07	0.09	0.01
Seven-day current yield before fee waivers[1]	0.03	0.05	(0.03)
Seven-day effective yield before fee waivers[1]	0.03	0.05	(0.03)
Weighted average maturity[2]	34 days	20 days	20 days
Net assets (mm)	$217.2	$370.8	$405.9

[1] Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2] Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

11

UBS Select Prime Preferred Fund
Statement of assets and liabilities—October 31, 2012
(unaudited)

Assets:
Investment in Prime Master Fund (“Master”), at value
(cost—$7,724,410,909 which approximates cost
for federal income tax purposes)	$7,724,410,909
Liabilities:
Payable to affiliate	282,994
Dividends payable to shareholders	1,150,562
Total liabilities	1,433,556
Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 7,722,840,502 outstanding	7,722,840,502
Accumulated net realized gain	136,851
Net assets	$7,722,977,353
Net asset value per share	$1.00

12	See accompanying notes to financial statements

UBS Select Treasury Preferred Fund
Statement of assets and liabilities—October 31, 2012
(unaudited)

Assets:
Investment in Treasury Master Fund (“Master”), at value
(cost—$5,037,246,158 which approximates cost
for federal income tax purposes)	$5,037,246,158
Liabilities:
Payable to affiliate	160,662
Dividends payable to shareholders	113,420
Total liabilities	274,082
Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 5,036,958,132 outstanding	5,036,958,132
Accumulated net realized gain	13,944
Net assets	$5,036,972,076
Net asset value per share	$1.00

See accompanying notes to financial statements	13

UBS Select Tax-Free Preferred Fund
Statement of assets and liabilities—October 31, 2012
(unaudited)

Assets:
Investment in Tax-Free Master Fund (“Master”), at value
(cost—$217,248,429 which approximates cost
for federal income tax purposes)	$217,248,429
Liabilities:
Payable to affiliate	2,922
Dividends payable to shareholders	9,530
Total liabilities	12,452
Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 217,222,834 outstanding	217,222,789
Accumulated net realized gain	13,188
Net assets	$217,235,977
Net asset value per share	$1.00

14	See accompanying notes to financial statements

UBS Select Prime Preferred Fund
Statement of operations

For the six months ended October 31, 2012 (unaudited)
Investment income:
Interest income allocated from Master	$13,653,867
Securities lending income allocated from Master	968
Expenses allocated from Master	(4,356,713)
Net investment income allocated from Master	9,298,122
Expenses:
Administration fees	3,453,365
Trustees’ fees	31,598
3,484,963
Fee waivers by administrator	(1,742,489)
Net expenses	1,742,474
Net investment income	7,555,648
Net realized gain allocated from Master	24,648
Net increase in net assets resulting from operations	$7,580,296

See accompanying notes to financial statements	15

UBS Select Treasury Preferred Fund
Statement of operations

For the six months ended October 31, 2012 (unaudited)
Investment income:
Interest income allocated from Master	$3,486,247
Expenses allocated from Master	(2,320,709)
Expense waiver allocated from Master	993
Net investment income allocated from Master	1,166,531
Expenses:
Administration fees	1,836,825
Trustees’ fees	19,692
1,856,517
Fee waivers by administrator	(1,092,744)
Net expenses	763,773
Net investment income	402,758
Net realized gain allocated from Master	13,711
Net increase in net assets resulting from operations	$416,469

16	See accompanying notes to financial statements

UBS Select Tax-Free Preferred Fund
Statement of operations

For the six months ended October 31, 2012 (unaudited)
Investment income:
Interest income allocated from Master	$280,586
Expenses allocated from Master	(161,279)
Net investment income allocated from Master	119,307
Expenses:
Administration fees	120,601
Trustees’ fees	8,412
129,013
Fee waivers by administrator	(68,155)
Net expenses	60,858
Net investment income	58,449
Net realized loss allocated from Master	(2,099)
Net increase in net assets resulting from operations	$56,350

See accompanying notes to financial statements	17

UBS Select Prime Preferred Fund
Statement of changes in net assets

For the six months ended October 31, 2012 (unaudited)		For the year ended April 30, 2012
From operations:
Net investment income	$7,555,648	$18,654,067
Net realized gain	24,648	270,021
Net increase in net assets resulting
from operations	7,580,296	18,924,088
Dividends and distributions to shareholders from:
Net investment income	(7,555,648)	(18,654,067)
Net realized gains	—	(197,538)
Total dividends and distributions
to shareholders	(7,555,648)	(18,851,605)
Net decrease in net assets from
beneficial interest transactions	(273,767,833)	(9,190,263,610)
Net decrease in net assets	(273,743,185)	(9,190,191,127)
Net assets:
Beginning of period	7,996,720,538	17,186,911,665
End of period	$7,722,977,353	$7,996,720,538
Accumulated undistributed net
investment income	$—	$—

18	See accompanying notes to financial statements

UBS Select Treasury Preferred Fund
Statement of changes in net assets

	For the six months ended October 31, 2012 (unaudited)	For the year ended April 30, 2012
From operations:
Net investment income	$402,758	$409,083
Net realized gain	13,711	1,100
Net increase in net assets resulting
from operations	416,469	410,183
Dividends and distributions to shareholders from:
Net investment income	(402,758)	(409,083)
Net realized gains	—	(12,516)
Total dividends and distributions
to shareholders	(402,758)	(421,599)
Net increase in net assets from
beneficial interest transactions	1,013,518,356	1,379,957,889
Net increase in net assets	1,013,532,067	1,379,946,473
Net assets:
Beginning of period	4,023,440,009	2,643,493,536
End of period	$5,036,972,076	$4,023,440,009
Accumulated undistributed net
investment income	$—	$—

See accompanying notes to financial statements	19

UBS Select Tax-Free Preferred Fund
Statement of changes in net assets

	For the six months ended October 31, 2012 (unaudited)	For the year ended April 30, 2012
From operations:
Net investment income	$58,449	$138,685
Net realized gain (loss)	(2,099)	18,580
Net increase in net assets resulting
from operations	56,350	157,265
Dividends and distributions to shareholders from:
Net investment income	(58,449)	(138,685)
Net realized gains	—	(5,019)
Total dividends and distributions
to shareholders	(58,449)	(143,704)
Net decrease in net assets from
beneficial interest transactions	(153,608,453)	(67,430,180)
Net decrease in net assets	(153,610,552)	(67,416,619)
Net assets:
Beginning of period	370,846,529	438,263,148
End of period	$217,235,977	$370,846,529
Accumulated undistributed net
investment income	$—	$—

20	See accompanying notes to financial statements

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UBS Select Prime Preferred Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2012 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.001
Dividends from net investment income	(0.001)
Distributions from net realized gains	—
Total dividends and distributions	(0.001)
Net asset value, end of period	$1.00
Total investment return[3]	0.09%
Ratios to average net assets:
Expenses before fee waivers by advisor/administrator[4]	0.18%[5]
Expenses after fee waivers by advisor/administrator[4]	0.14%[5]
Net investment income[4]	0.17%[5]
Supplemental data:
Net assets, end of period (000’s)	$7,722,977

[1] Commencement of operations.
[2] Amount represents less than $0.0005 per share.
[3] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4] Ratios include the Fund’s share of income and expenses allocated from the Master.
[5] Annualized.

22	See accompanying notes to financial statements

Years ended April 30,				For the period August 28, 2007[1] to April 30, 2008
2012	2011	2010	2009
$1.00	$1.00	$1.00	$1.00	$1.00
0.002	0.002	0.002	0.020	0.029
(0.002)	(0.002)	(0.002)	(0.020)	(0.029)
(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
(0.002)	(0.002)	(0.002)	(0.020)	(0.029)
$1.00	$1.00	$1.00	$1.00	$1.00
0.17%	0.21%	0.23%	1.99%	2.96%

0.18%	0.18%	0.18%	0.19%	0.18%[5]
0.13%	0.10%	0.12%	0.15%	0.14%[5]
0.16%	0.21%	0.20%	1.64%	3.95%[5]

$7,996,721	$17,186,912	$9,898,666	$3,638,214	$947,468

23

UBS Select Treasury Preferred Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2012 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	—
Total dividends and distributions	0.000 [2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers by advisor/administrator[4]	0.18%[5]
Expenses after fee waivers by advisor/administrator[4]	0.13%[5]
Net investment income[4]	0.02%[5]
Supplemental data:
Net assets, end of period (000’s)	$5,036,972

[1] Commencement of operations.
[2] Amount represents less than $0.0005 per share.
[3] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4] Ratios include the Fund’s share of income and expenses allocated from the Master.
[5] Annualized.

24	See accompanying notes to financial statements

Years ended April 30,				For the period August 28, 2007[1] to April 30, 2008
2012	2011	2010	2009
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.001	0.001	0.009	0.022
(0.000)[2]	(0.001)	(0.001)	(0.009)	(0.022)
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
(0.000)[2]	(0.001)	(0.001)	(0.009)	(0.022)
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.05%	0.07%	0.91%	2.27%

0.18%	0.18%	0.19%	0.20%	0.18%[5]
0.07%	0.14%	0.15%	0.16%	0.14%[5]
0.01%	0.05%	0.07%	0.67%	2.72%[5]

$4,023,440	$2,643,494	$2,322,206	$2,838,489	$1,095,975

25

UBS Select Tax-Free Preferred Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2012 (unaudited)

Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	—
Total dividends and distributions	0.000 [2]
Net asset value, end of period	$1.00
Total investment return[3]	0.02%
Ratios to average net assets:
Expenses before fee waivers by advisor/administrator[4]	0.18%[5]
Expenses after fee waivers by advisor/administrator[4]	0.14%[5]
Net investment income[4]	0.04%[5]
Supplemental data:
Net assets, end of period (000’s)	$217,236

[1] Commencement of operations.
[2] Amount represents less than $0.0005 per share.

[3] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4] Ratios include the Fund’s share of income and expenses allocated from the Master.
[5] Annualized.
26	See accompanying notes to financial statements

				For the period August 28, 2007[1] to April 30, 2008
Years ended April 30,
2012	2011	2010	2009
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.001	0.001	0.010	0.020
(0.000)[2]	(0.001)	(0.001)	(0.010)	(0.020)
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
(0.000)[2]	(0.001)	(0.001)	(0.010)	(0.020)
$1.00	$1.00	$1.00	$1.00	$1.00
0.03%	0.14%	0.14%	1.31%	1.99%

0.18%	0.18%	0.20%	0.22%	0.08%[5]
0.13%	0.14%	0.15%	0.13%	0.04%[5]
0.03%	0.14%	0.13%	1.32%	3.05%[5]

$370,847	$438,263	$576,206	$260,566	$63,623

27

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), and UBS Select Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. Each of the Funds commenced operations on August 28, 2007. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (41.56% for Prime Preferred Fund, 31.70% for Treasury Preferred Fund and 14.16% for Tax-Free Preferred Fund at October 31, 2012). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

28

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Notes to financial statements (unaudited)

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered

29

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Notes to financial statements (unaudited)

temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At October 31, 2012, Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund owed UBS Global AM $603,939, $347,406, and $15,013, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At October 31, 2012, UBS Global AM owed $18,973, $11,633 and $4,585 for independent trustees fees to Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund, respectively.

The Funds and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive 0.04% of its administrative fees through August 31, 2013. At

30

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Notes to financial statements (unaudited)

October 31, 2012, UBS Global AM owed Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund $301,972, $173,703 and $7,506 for fee waivers, respectively. For the six months ended October 31, 2012, UBS Global AM was contractually obligated to waive $1,742,489, $928,251 and $64,508 for Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2012, UBS Global AM owed Treasury Preferred Fund $1,408 under this additional fee waiver arrangement. For the six months ended October 31, 2012, UBS Global AM voluntarily waived an additional $164,493 and $3,647 for Treasury Preferred Fund and Tax-Free Preferred Fund, respectively. The above mentioned waivers are not subject to future recoupment.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2012	For the year ended April 30, 2012

Prime Preferred Fund
Shares sold	55,424,193,557	106,581,093,550
Shares repurchased	(55,702,580,434)	(115,783,797,877)
Dividends reinvested	4,619,044	12,440,717
Net decrease in shares outstanding	(273,767,833)	(9,190,263,610)

	For the six months ended October 31, 2012	For the year ended April 30, 2012

Treasury Preferred Fund
Shares sold	12,628,973,677	24,101,514,276
Shares repurchased	(11,615,743,116)	(22,721,917,234)
Dividends reinvested	287,795	360,847
Net increase in shares outstanding	1,013,518,356	1,379,957,889

31

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Notes to financial statements (unaudited)

	For the six months ended October 31, 2012	For the year ended April 30, 2012
Tax-Free Preferred Fund
Shares sold	145,679,682	386,215,581
Shares repurchased	(299,357,675)	(453,810,530)
Dividends reinvested	69,540	164,769
Net decrease in shares outstanding	(153,608,453)	(67,430,180)

Federal tax status
Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Preferred Fund and Treasury Preferred Fund during the six months ended October 31, 2012 and the fiscal year ended April 30, 2012 was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Preferred Fund will be determined at the end of the Fund’s fiscal year ending April 30, 2013. The tax character of distributions paid to shareholders by Tax-Free Preferred Fund during the fiscal year ended April 30, 2012 was 96.51% tax-exempt income, 0.88% ordinary income and 2.61% long-term capital gain.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined at the end of the Funds’ fiscal year ending April 30, 2013.

32

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Notes to financial statements (unaudited)

As of and during the period ended October 31, 2012, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2012, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2012, remains subject to examination by the Internal Revenue Service and state taxing authorities.

33

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

34

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
US government and agency obligations—21.22%
Federal Farm Credit Bank
0.230%, due 11/01/12[1]	$100,000,000	$99,999,502
0.240%, due 11/01/12[1]	56,750,000	56,752,864
0.300%, due 11/01/12[1]	50,000,000	50,000,338
0.250%, due 04/02/13	86,000,000	86,000,000
Federal Home Loan Bank
0.190%, due 11/01/12[1]	100,000,000	99,980,447
0.210%, due 11/01/12[1]	150,000,000	149,993,137
0.210%, due 11/01/12[1]	150,000,000	149,993,524
0.210%, due 11/01/12[1]	150,000,000	149,993,900
0.350%, due 11/01/12[1]	157,000,000	157,000,000
0.350%, due 11/01/12[1]	50,000,000	50,000,000
Federal Home Loan Mortgage Corp.*
0.360%, due 11/01/12[1]	122,000,000	122,009,440
0.169%, due 11/06/12[1]	265,000,000	264,945,282
US Treasury Notes
1.375%, due 11/15/12	167,750,000	167,828,870
1.375%, due 01/15/13	500,000,000	501,205,125
0.625%, due 02/28/13	75,000,000	75,101,383
2.750%, due 02/28/13	75,000,000	75,628,260
1.375%, due 03/15/13	50,000,000	50,223,661
2.500%, due 03/31/13	80,000,000	80,767,908
1.375%, due 05/15/13	400,000,000	402,495,856
1.125%, due 06/15/13	600,000,000	603,445,798
0.375%, due 07/31/13	213,000,000	213,297,898
3.125%, due 08/31/13	228,900,000	234,436,224
2.750%, due 10/31/13	100,000,000	102,535,020
Total US government and agency obligations (cost—$3,943,634,437)		3,943,634,437
Time deposits—5.79%
Banking-non-US—5.79%
Credit Agricole CIB
0.220%, due 11/01/12	100,000,000	100,000,000
Natixis
0.200%, due 11/01/12	276,000,000	276,000,000

35

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Time deposits—(concluded)
Banking-non-US—(concluded)
Svenska Handelsbanken
0.170%, due 11/01/12	$700,000,000	$700,000,000
Total time deposits (cost—$1,076,000,000)		1,076,000,000
Certificates of deposit—22.76%
Banking-non-US—21.56%
Bank of Nova Scotia
0.262%, due 11/19/12[1]	232,000,000	232,000,000
0.301%, due 11/21/12[1]	250,000,000	250,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.240%, due 01/07/13	255,000,000	255,000,000
0.240%, due 01/10/13	125,000,000	125,000,000
Canadian Imperial Bank of Commerce
0.308%, due 11/13/12[1]	181,000,000	181,000,000
Credit Agricole CIB
0.210%, due 11/01/12	200,000,000	200,000,000
Credit Industriel et Commercial
0.470%, due 01/04/13	250,000,000	250,000,000
DNB Bank ASA
0.400%, due 02/15/13	200,000,000	200,000,000
Mizuho Corporate Bank Ltd.
0.160%, due 11/15/12	300,000,000	300,000,000
National Australia Bank Ltd.
0.360%, due 11/21/12	100,000,000	100,000,000
0.255%, due 04/09/13	150,000,000	150,003,309
Natixis
0.270%, due 12/03/12	500,000,000	500,000,000
Rabobank Nederland NV
0.519%, due 12/27/12[1]	190,000,000	190,000,000
Royal Bank of Canada
0.492%, due 11/06/12[1]	56,000,000	56,000,000
0.487%, due 11/13/12[1]	64,000,000	64,000,000
0.363%, due 01/30/13[1]	30,000,000	30,000,000

36

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Skandinaviska Enskilda Banken AB
0.380%, due 11/19/12	$118,000,000	$118,001,765
Sumitomo Mitsui Banking Corp.
0.320%, due 11/30/12	275,000,000	275,000,000
Swedbank AB
0.200%, due 11/14/12	205,000,000	205,000,000
Toronto-Dominion Bank
0.443%, due 11/02/12[1]	150,000,000	150,000,000
0.304%, due 11/15/12[1]	175,000,000	175,000,000
		4,006,005,074
Banking-US—1.20%
Branch Banking & Trust Co.
0.265%, due 11/04/12[1]	222,750,000	222,750,000
Total certificates of deposit (cost—$4,228,755,074)		4,228,755,074
Commercial paper[2]—42.66%
Asset backed-auto & truck—0.75%
FCAR Owner Trust II
0.280%, due 11/01/12	40,000,000	40,000,000
0.270%, due 01/09/13	100,000,000	99,948,250
		139,948,250
Asset backed-banking US—1.99%
Atlantis One Funding
0.350%, due 11/20/12	50,000,000	49,990,764
0.550%, due 12/05/12	175,000,000	174,909,097
0.250%, due 12/06/12	45,015,000	45,004,059
0.550%, due 12/07/12	100,000,000	99,945,000
		369,848,920
Asset backed-miscellaneous—14.54%
Atlantic Asset Securitization LLC
0.350%, due 11/07/12[3]	100,000,000	99,994,167
0.420%, due 01/11/13[3]	250,000,000	250,000,000
0.400%, due 01/29/13[3]	250,000,000	250,000,000

37

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Barton Capital LLC
0.300%, due 11/01/12	$95,000,000	$95,000,000
Bryant Park Funding LLC
0.360%, due 11/01/12	300,000,000	300,000,000
Cancara Asset Securitisation LLC
0.200%, due 11/14/12	250,000,000	249,981,944
Chariot Funding LLC
0.170%, due 11/15/12	179,290,000	179,278,147
0.260%, due 01/07/13	100,000,000	99,951,611
0.300%, due 02/06/13	85,000,000	84,931,292
0.320%, due 03/12/13	90,000,000	89,895,200
LMA Americas LLC
0.350%, due 11/07/12	100,000,000	99,994,167
0.350%, due 11/08/12	225,000,000	224,984,687
Market Street Funding LLC
0.225%, due 11/15/12	56,062,000	56,057,095
Old Line Funding Corp.
0.350%, due 01/15/13	55,000,000	54,959,896
0.350%, due 02/19/13	100,000,000	99,893,055
Regency Markets No. 1 LLC
0.210%, due 11/14/12	125,000,000	124,990,521
0.210%, due 11/16/12	60,000,000	59,994,750
Versailles Commercial Paper LLC
0.280%, due 11/19/12	200,000,000	199,972,000
Victory Receivables Corp.
0.230%, due 11/09/12	30,000,000	29,998,467
Windmill Funding Corp.
0.240%, due 11/05/12	52,000,000	51,998,613
		2,701,875,612
Banking-non-US—14.64%
ANZ National International Ltd.
0.432%, due 12/06/12[1]	112,000,000	112,000,000
0.410%, due 01/16/13	100,000,000	99,913,444
0.300%, due 03/18/13	50,000,000	49,942,917

38

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Banque et Caisse d’Epargne de l’Etat
0.310%, due 02/01/13	$150,000,000	$149,881,167
Commonwealth Bank of Australia
0.249%, due 11/09/12[1,3]	50,000,000	49,999,891
0.770%, due 01/11/13	165,000,000	164,749,429
Credit Suisse
0.210%, due 12/07/12	100,000,000	99,979,000
DBS Bank Ltd.
0.290%, due 11/06/12	200,000,000	199,991,944
DnB NOR Bank ASA
0.300%, due 02/07/13	200,000,000	199,836,667
Lloyds TSB Bank PLC
0.250%, due 01/10/13	250,000,000	249,878,472
Mitsubishi UFJ Trust & Banking Corp.
0.370%, due 11/06/12	225,000,000	224,988,438
Mizuho Funding LLC
0.260%, due 01/03/13	200,000,000	199,909,000
National Bank of Canada
0.304%, due 11/14/12[1]	50,000,000	50,005,084
Oversea-Chinese Banking Corp. Ltd.
0.200%, due 11/13/12	40,000,000	39,997,333
0.210%, due 11/28/12	78,200,000	78,187,684
Skandinaviska Enskilda Banken AB
0.300%, due 12/10/12	100,000,000	99,967,500
0.240%, due 01/14/13	200,000,000	199,901,333
Sumitomo Mitsui Banking Corp.
0.300%, due 12/14/12	175,000,000	174,937,292
Swedbank AB
0.200%, due 11/13/12	102,000,000	101,993,200
Westpac Securities NZ Ltd.
0.761%, due 01/04/13[1,3]	175,000,000	175,000,000
		2,721,059,795

39

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(concluded)
Banking-US—9.93%
ABN Amro Funding USA LLC
0.410%, due 12/03/12	$120,000,000	$119,956,267
0.350%, due 12/21/12	200,000,000	199,902,778
0.310%, due 01/18/13	72,900,000	72,851,035
Deutsche Bank Financial LLC
0.400%, due 12/18/12	200,000,000	199,895,556
0.500%, due 03/20/13	289,000,000	288,442,069
ING (US) Funding LLC
0.350%, due 11/16/12	175,000,000	174,974,479
0.320%, due 12/12/12	132,350,000	132,301,766
JPMorgan Chase & Co.
0.361%, due 11/26/12[1]	358,000,000	358,000,000
Societe Generale N.A., Inc.
0.210%, due 11/05/12	100,000,000	99,997,667
0.280%, due 12/03/12	200,000,000	199,950,222
		1,846,271,839
Finance-captive automotive—0.81%
Toyota Motor Credit Corp.
0.340%, due 11/26/12	150,000,000	149,964,583
Total commercial paper (cost—$7,928,968,999)		7,928,968,999
Short-term corporate obligations—0.67%
Banking-US—0.67%
Wells Fargo Bank N.A.
0.443%, due 12/22/12[1] (cost—$125,000,000)	125,000,000	125,000,000
Repurchase agreements—6.86%
Repurchase agreement dated 10/25/12
with Barclays Capital, Inc., 0.520%
due 11/01/12, collateralized by various
common stocks; (value—$160,500,051);
proceeds: $150,015,167	150,000,000	150,000,000

40

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/12 with
Bank of America Securities, 0.260%
due 11/01/12, collateralized by
$101,005,500 US Treasury Notes, 0.250%
to 0.875% due 04/30/14 to 01/31/17;
(value—$102,000,062); proceeds:
$100,000,722	$100,000,000	$100,000,000
Repurchase agreement dated 10/31/12 with
Bank of America Securities, 0.280% due
11/01/12, collateralized by $298,858,600
US Treasury Bills, zero coupon due
01/10/13 to 08/22/13 and $6,786,000 US
Treasury Notes, 4.125% due 05/15/15;
(value—$306,000,049); proceeds:
$300,002,333	300,000,000	300,000,000
Repurchase agreement dated 10/31/12 with
Barclays Capital, Inc., 0.420% due
11/01/12, collateralized by common
stock; (value—$53,500,508); proceeds:
$50,000,583	50,000,000	50,000,000
Repurchase agreement dated 10/31/12 with
Barclays Capital, Inc., 0.470% due
11/01/12, collateralized by various
common stocks, preferred stocks
and warrants; (value—$321,000,016);
proceeds: $300,003,917	300,000,000	300,000,000
Repurchase agreement dated 10/31/12 with
Barclays Capital, Inc., 0.520% due
11/07/12, collateralized by various
common stocks, convertible bonds and
preferred stocks; (value—$167,764,394);
proceeds: $150,015,167	150,000,000	150,000,000
Repurchase agreement dated 10/31/12 with
Deutsche Bank Securities, Inc., 0.280% due
11/01/12, collateralized by $128,564,700
US Treasury Notes, 0.500% due 07/31/17;
(value—$127,500,056); proceeds:
$125,000,972	125,000,000	125,000,000

41

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/12 with
Goldman Sachs & Co., 0.250% due
11/01/12, collateralized by $101,304,000
Federal Farm Credit Bank, zero coupon
to 5.750% due 10/28/13 to 10/16/24;
(value—$102,000,546); proceeds:
$100,000,694	$100,000,000	$100,000,000
Total repurchase agreements (cost—$1,275,000,000)		1,275,000,000
Total investments (cost—$18,577,358,510
which approximates cost for federal income tax
purposes)—99.96%		18,577,358,510
Other assets in excess of liabilities—0.04%		8,196,129
Net assets—100.00%		$18,585,554,639

42

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Affiliated issuer activity

The table below details the Fund’s transaction activity in an affiliated issuer during the six months ended October 31, 2012. The advisor earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to the financial statements for further information.

Security description	Value at 04/30/12	Purchases during the six months ended 10/31/12	Sales during the six months ended 10/31/12	Value at 10/31/12	Net income earned from affiliate for the six months ended 10/31/12
UBS Private Money
Market Fund LLC	$—	$448,800,000	$448,800,000	$—	$1,585

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and
agency obligations	$—	$3,943,634,437	$—	$3,943,634,437
Time deposits	—	1,076,000,000	—	1,076,000,000
Certificates of deposit	—	4,228,755,074	—	4,228,755,074
Commercial paper	—	7,928,968,999	—	7,928,968,999
Short-term
corporate
obligations	—	125,000,000	—	125,000,000
Repurchase
agreements	—	1,275,000,000	—	1,275,000,000
Total	$—	$18,577,358,510	$—	$18,577,358,510

At October 31, 2012, there were no transfers between Level 1 and Level 2.

43

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Issuer breakdown by country or territory of origin

Percentage of
total investments
United States	57.2%
Japan	9.2
Sweden	7.7
France	7.1
Canada	6.4
Australia	4.9
Norway	2.2
Singapore	1.7
United Kingdom	1.3
Netherlands	1.0
Luxembourg	0.8
Switzerland	0.5
Total	100.0%

Portfolio footnotes

* On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1] Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2012 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2] Rates shown are the discount rates at date of purchase.

[3] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.44% of net assets as of October 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

44	See accompanying notes to financial statements

Treasury Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
US government obligations—46.77%
US Treasury Bills
0.105%, due 11/23/12[1]	$500,000,000	$499,967,917
0.100%, due 12/20/12[1]	250,000,000	249,965,972
0.111%, due 12/27/12[1]	250,000,000	249,956,833
0.130%, due 04/04/13[1]	200,000,000	199,888,778
US Treasury Notes
1.375%, due 11/15/12	1,318,000,000	1,318,621,525
4.000%, due 11/15/12	63,000,000	63,091,890
0.500%, due 11/30/12	175,000,000	175,053,018
1.125%, due 12/15/12	100,000,000	100,115,392
1.375%, due 01/15/13	450,000,000	451,138,174
2.875%, due 01/31/13	272,000,000	273,835,215
1.375%, due 02/15/13	970,000,000	973,383,584
0.625%, due 02/28/13	60,000,000	60,081,106
2.750%, due 02/28/13	550,000,000	554,630,430
1.375%, due 03/15/13	150,000,000	150,670,983
2.500%, due 03/31/13	300,000,000	302,848,541
0.625%, due 04/30/13	505,000,000	506,123,615
1.375%, due 05/15/13	400,000,000	402,484,641
1.125%, due 06/15/13	717,500,000	721,630,380
3.375%, due 07/31/13	173,000,000	177,114,396
Total US government obligations (cost—$7,430,602,390)		7,430,602,390
Repurchase agreements—50.63%
Repurchase agreement dated 10/31/12 with Bank
of America Securities, 0.260% due 11/01/12,
collateralized by $399,200 US Treasury Bills,
zero coupon due 01/10/13, $349,829,900
US Treasury Bonds, 5.250% to 10.625%
due 08/15/15 to 11/15/28, $245,225,500
US Treasury Inflation Index Bonds, 2.375%
to 3.875% due 01/15/27 to 04/15/29,
$252,778,100 US Treasury Inflation Index
Notes, 1.875% to 2.500% due 07/15/15 to
07/15/16 and $1,231,414,600 US Treasury
Notes, 0.250% to 3.125% due 01/15/13
to 01/31/19; (value—$2,550,000,080);
proceeds: $2,500,018,056	2,500,000,000	2,500,000,000

45

Treasury Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/29/12
with Barclays Capital, Inc., 0.180%
due 11/05/12, collateralized by
$335,175,900 US Treasury Bond Principal
Strips, zero coupon due 02/15/16 to
02/15/42, $1,184,566,362 US Treasury
Bond Strips, zero coupon due 11/15/12
to 05/15/39 and $4,142,300 US
Treasury Inflation Index Notes, 2.000%
due 01/15/14; (value—$1,020,000,000);
proceeds: $1,000,035,000	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 10/31/12
with Barclays Capital, Inc., 0.300%
due 11/01/12, collateralized by
$301,742,800 US Treasury Notes, 0.250%
due 07/15/15; (value—$300,900,003);
proceeds: $295,002,458	295,000,000	295,000,000
Repurchase agreement dated 10/31/12
with BNP Paribas Securities Corp.
0.280% due 11/01/12, collateralized
by $1,900 US Treasury Inflation Index
Notes, 0.125% due 04/15/17 and
$610,754,600 US Treasury Notes, 0.250%
to 2.625% due 12/15/13 to 10/31/19;
(value—$612,000,020); proceeds:
$600,004,667	600,000,000	600,000,000
Repurchase agreement dated 10/29/12
with Deutsche Bank Securities Inc.,
0.200% due 11/05/12, collateralized by
$104,448,200 US Treasury Bond Principal
Strips, zero coupon due 02/15/21 to
05/15/42, $258,509,995 US Treasury
Bond Strips, zero coupon due 02/15/25
to 05/15/40 $277,666,900 US Treasury
Bonds, 4.625% to 7.625% due 11/15/22
to 02/15/40 and $161,586,600 US Treasury
Notes, 0.250% to 3.375% due 12/31/13
to 11/15/19; (value—$765,000,055);
proceeds: $750,029,167	750,000,000	750,000,000

46

Treasury Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/12
with Deutsche Bank Securities Inc.,
0.280% due 11/01/12, collateralized
by $541,534,500 US Treasury Notes,
0.750% to 4.000% due 10/31/13 to
10/31/17; (value—$571,200,117);
proceeds: $560,004,356	$560,000,000	$560,000,000
Repurchase agreement dated 10/30/12
with Goldman Sachs & Co., 0.120%
due 11/06/12, collateralized by
$1,000,545,100 US Treasury Notes,
0.250% to 1.500% due 05/31/14 to
03/31/19; (value—$1,020,000,022);
proceeds: $1,000,023,333	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/12
with Goldman Sachs & Co., 0.150%
due 11/01/12, collateralized by
$727,553,320 US Treasury Bonds, 3.875%
to 11.250% due 02/15/15 to 08/15/40
and $417,509,400 US Treasury Notes,
0.250% to 1.750% due 01/31/14 to
05/31/14; (value—$1,366,800,078);
proceeds: $1,340,005,583	1,340,000,000	1,340,000,000
Total repurchase agreements (cost—$8,045,000,000)		8,045,000,000
Total investments (cost—$15,475,602,390
which approximates cost for federal
income tax purposes)—97.40%		15,475,602,390
Other assets in excess of liabilities—2.60%		413,812,040
Net assets—100.00%		$15,889,414,430

47

Treasury Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Fund’s investments:

	Unadjusted
	quoted prices
	in active	Other
	markets for	significant
	identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
US government
obligations	$—	$7,430,602,390	$—	$7,430,602,390
Repurchase
agreements	—	8,045,000,000	—	8,045,000,000
Total	$—	$15,475,602,390	$—	$15,475,602,390

At October 31, 2012, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1 Rates shown are the discount rates at date of purchase.

48	See accompanying notes to financial statements

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—81.04%
Alabama—0.44%
Birmingham Special Care Facilities Financing
Authority Revenues Refunding
(Methodist Home Aging),
0.210%, VRD	$5,230,000	$5,230,000
Mobile County Industrial Development Authority
Pollution Control Revenue Refunding
(ExxonMobil Project),
0.230%, VRD	1,525,000	1,525,000
		6,755,000
Alaska—0.64%
Alaska International Airports Revenue Refunding
(System), Series A,
0.220%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue Refunding
(Exxon Pipeline Co. Project),
0.220%, VRD	2,770,000	2,770,000
		9,770,000
Arizona—0.54%
AK-Chin Indian Community Revenue,
0.240%, VRD	4,300,000	4,300,000
Pima County Industrial Development Authority
Industrial Revenue
(Tucson Electric Power Co.-Irvington Project),
0.210%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power
District Electric Systems Revenue (Barclays
Capital Municipal Trust Receipts, Series 9W),
0.230%, VRD[1,2]	3,750,000	3,750,000
		8,350,000
California—1.95%
California Infrastructure & Economic Development Bank
Revenue (Jewish Community Center), Series A,
0.260%, VRD	2,700,000	2,700,000
California State Economic Recovery, Series C-5,
0.250%, VRD	9,000,000	9,000,000

49

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California State Revenue Anticipation Notes, Series A-2,
2.500%, due 06/20/13	$16,000,000	$16,208,867
San Diego County Certificates of Participation
(San Diego Foundation),
0.200%, VRD	2,000,000	2,000,000
		29,908,867
Colorado—2.15%
Aurora Water Improvement Revenue (JP Morgan
PUTTERs, Series 2010) (AMBAC Insured),
0.240%, VRD[1,2]	11,965,000	11,965,000
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Board Program), Series C-6,
0.230%, VRD	2,020,000	2,020,000
Denver City & County Certificates of
Participation Refunding,
Series A1,
0.230%, VRD	3,250,000	3,250,000
Series A2,
0.230%, VRD	14,060,000	14,060,000
Series A3,
0.230%, VRD	1,700,000	1,700,000
		32,995,000
Connecticut—0.70%
Connecticut State (JP Morgan PUTTERs,
Series 1170) (FGIC Insured),
0.240%, VRD[1,2]	10,705,000	10,705,000
District of Columbia—0.92%
District of Columbia Revenue
(German Marshall Fund of the United States),
0.210%, VRD	4,000,000	4,000,000
District of Columbia Tax &
Revenue Anticipation Notes,
2.000%, due 09/30/13	10,000,000	10,162,897
		14,162,897

50

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—(continued)
Florida—2.84%
Gainesville Utilities System Revenue, Series A,
0.200%, VRD	$2,480,000	$2,480,000
Hillsborough County School Board Certificates of
Participation (Master Lease Program), Series C,
0.230%, VRD	32,115,000	32,115,000
Orlando & Orange County Expressway Authority
Revenue Refunding, Series C-4 (AGM Insured),
0.200%, VRD	6,000,000	6,000,000
Pinellas County Health Facilities Authority Revenue
(Baycare Health), Series A1,
0.260%, VRD	3,000,000	3,000,000
		43,595,000
Georgia—2.72%
Cobb County Tax Anticipation Notes,
1.500%, due 11/30/12	10,000,000	10,010,619
Forsyth County Water & Sewer Authority
Revenue (JP Morgan PUTTERs, Series 2253)
(AGM Insured),
0.250%, VRD[1,2]	4,750,000	4,750,000
Fulton County General Fund Tax
Anticipation Notes,
1.000%, due 12/28/12	10,000,000	10,013,071
Georgia State, Series G,
5.000%, due 12/01/12	4,000,000	4,016,016
Private Colleges & Universities Authority
Revenue (Emory University), Series B-1,
0.180%, VRD	1,300,000	1,300,000
Private Colleges & Universities Authority Revenue
Refunding (Mercer University), Series C,
0.220%, VRD	8,295,000	8,295,000

51

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—(continued)
Georgia—(concluded)
Thomasville Hospital Authority
Revenue Anticipation Certificates
(John Archbold), Series B,
0.210%, VRD	$3,395,000	$3,395,000
		41,779,706
Idaho—0.53%
Idaho Tax Anticipation Notes,
2.000%, due 06/28/13	8,000,000	8,094,064
Illinois—6.47%
Chicago Board of Education Refunding
(Dedicated Revenues),
Series A-1,
0.210%, VRD	15,600,000	15,600,000
Series A-2,
0.190%, VRD	5,900,000	5,900,000
Chicago (Neighborhoods Alive 21),
Series B,
0.210%, VRD	13,000,000	13,000,000
City of Chicago,
Series D-1,
0.210%, VRD	21,540,000	21,540,000
Series D-2,
0.210%, VRD	5,300,000	5,300,000
Chicago Sales Tax Revenue Refunding,
0.270%, VRD	3,840,000	3,840,000
Chicago Water Revenue (Second Lien),
Subseries 2000-1,
0.270%, VRD	9,700,000	9,700,000
Subseries 2000-2,
0.270%, VRD	4,800,000	4,800,000
Illinois Development Finance Authority Revenue
(Chicago Symphony Orchestra),
0.220%, VRD	2,100,000	2,100,000

52

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.190%, VRD	$8,100,000	$8,100,000
Illinois Finance Authority Revenue Refunding
(Swedish Covenant), Series A,
0.200%, VRD	5,000,000	5,000,000
Quad Cities Regional Economic Development
Authority Revenue (Two Rivers YMCA Project),
0.250%, VRD	4,460,000	4,460,000
		99,340,000
Indiana—4.72%
Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.220%, VRD	5,000,000	5,000,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy Industrial Project),
Series A-5,
0.200%, VRD	11,950,000	11,950,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy, Inc. Project),
Series A-4,
0.220%, VRD	29,900,000	29,900,000
Indiana Municipal Power Agency Power Supply
Systems Revenue Refunding, Series A,
0.210%, VRD	4,440,000	4,440,000
Indiana State Finance Authority Revenue Refunding
(Trinity Health), Series D-1,
0.190%, VRD	2,200,000	2,200,000
Indianapolis Multi-Family Housing Revenue
(Capital Place-Covington) (FNMA Insured),
0.200%, VRD	10,600,000	10,600,000
Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.220%, VRD	8,400,000	8,400,000
		72,490,000

53

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Iowa—0.18%
Iowa Finance Authority Private College Revenue
Facilities (Morningside College Project),
0.250%, VRD	$2,695,000	$2,695,000
Kentucky—3.22%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust), Series A,
0.230%, VRD	8,455,000	8,455,000
Christian County Association of County’s Leasing
Trust Lease Program,
Series A,
0.230%, VRD	2,990,000	2,990,000
Series B,
0.230%, VRD	20,495,000	20,495,000
Shelby County Lease Revenue, Series A,
0.230%, VRD	7,295,000	7,295,000
Trimble County Association of Counties Leasing
Trust Lease Program Revenue, Series A,
0.230%, VRD	6,335,000	6,335,000
Williamstown League of Cities Funding Trust Lease
Revenue, Series A,
0.210%, VRD	3,835,000	3,835,000
		49,405,000
Louisiana—2.14%
East Baton Rouge Parish Industrial Development
Board, Inc. Revenue (ExxonMobil Project),
Series A,
0.220%, VRD	18,650,000	18,650,000
Series B (Mandatory Put 11/1/12 @ 100),
0.220%, VRD	14,200,000	14,200,000
		32,850,000

54

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Maryland—1.25%
Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.230%, VRD	$11,515,000	$11,515,000
Series A-7,
0.230%, VRD	2,950,000	2,950,000
Series A-9,
0.240%, VRD	4,650,000	4,650,000
		19,115,000
Massachusetts—4.14%
Massachusetts Development Finance Agency
Revenue (Boston University), Series U-6E,
0.190%, VRD	2,800,000	2,800,000
Massachusetts Development Finance Agency Revenue
Refunding (Higher Education-Smith College),
0.190%, VRD	3,321,000	3,321,000
Massachusetts Health & Educational Facilities
Authority Revenue (Citigroup ROCS
RR-II-R-11585),
0.210%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood), Series C,
0.230%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program), Series N,
0.230%, VRD	3,880,000	3,880,000
Massachusetts Revenue Anticipation Notes, Series A,
2.000%, due 04/25/13	16,000,000	16,140,686
Massachusetts State Department of Transportation
Metropolitan Highway System Revenue
(Senior), Series A-1,
0.250%, VRD	24,500,000	24,500,000

55

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
University of Massachusetts Building Authority
Revenue Refunding, Series 1,
0.190%, VRD	$50,000	$50,000
		63,486,686
Michigan—2.23%
Green Lake Township Economic Development
Corp. Revenue Refunding (Interlochen
Center Project),
0.230%, VRD	3,900,000	3,900,000
Michigan Finance Authority Revenue Aid Notes,
Series B-1,
2.000%, due 08/20/13	8,275,000	8,380,457
University of Michigan Refunding (Hospital),
Series A-2,
0.240%, VRD	10,700,000	10,700,000
University of Michigan Refunding
(Medical Service Plan), Series A-1,
0.240%, VRD	3,100,000	3,100,000
University of Michigan Revenue (Hospital),
Series A,
0.240%, VRD	8,135,000	8,135,000
		34,215,457
Minnesota—1.45%
Minnesota State Trunk Highway, Series B,
5.000%, due 08/01/13	5,850,000	6,058,666
Rochester Health Care Facilities Revenue
(Mayo Clinic), Series B,
0.190%, VRD	5,200,000	5,200,000
St. Paul Independent School District
No. 625, Tax Anticipation Certificates
of Indebtedness, Series C,
0.750%, due 12/10/12	11,000,000	11,006,831
		22,265,497

56

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—2.03%
Mississippi Business Finance Commission Gulf
Opportunity Zone (Chevron USA, Inc. Project),
Series D,
0.220%, VRD	$14,000,000	$14,000,000
Series E,
0.230%, VRD	7,300,000	7,300,000
Series G,
0.210%, VRD	4,000,000	4,000,000
Series I,
0.210%, VRD	1,000,000	1,000,000
Series K,
0.220%, VRD	3,000,000	3,000,000
Series L,
0.230%, VRD	1,800,000	1,800,000
		31,100,000
Missouri—1.85%
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Ascension Healthcare), Series C-5,
0.210%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(De Smet Jesuit High School),
0.250%, VRD	4,190,000	4,190,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Washington University),
Series C,
0.210%, VRD	15,200,000	15,200,000
Series D,
0.210%, VRD	5,800,000	5,800,000
		28,390,000

57

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Nebraska—0.62%
Lancaster County Hospital Authority No.1
Hospital Revenue Refunding (Bryanlgh
Medical Center), Series B-1,
0.250%, VRD	$9,430,000	$9,430,000
Nevada—0.58%
City of Las Vegas, Series C,
0.240%, VRD	8,900,000	8,900,000
New Jersey—0.26%
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.),
Series C,
0.200%, VRD	4,000,000	4,000,000
New York—5.33%
Long Island Power Authority, Series C,
0.180%, VRD	4,700,000	4,700,000
New York City Housing Development Corp.
Revenue (Royal Properties),
Series A, (FNMA Insured),
0.200%, VRD	11,000,000	11,000,000
New York City Municipal Finance Authority
Water & Sewer Systems Revenue
(Second General Fiscal 2008), Series BB-1,
0.180%, VRD	15,000,000	15,000,000
New York City Municipal Finance Authority
Water & Sewer Systems Revenue
(Second Generation Fiscal 2008), Series BB-5,
0.190%, VRD	5,900,000	5,900,000
New York City Transitional Finance Authority
Revenue (New York City Recovery),
Series 3, Subseries 3-B,
0.190%, VRD	6,600,000	6,600,000
New York City Trust for Cultural Resources Revenue
Refunding (American Museum of Natural
History), Series A2,
0.220%, VRD	6,770,000	6,770,000

58

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City,
Subseries G-4,
0.200%, VRD	$8,000,000	$8,000,000
Subseries L-6,
0.190%, VRD	14,890,000	14,890,000
New York State Dormitory Authority Revenue State
Supported Debt (City University), Series D,
0.200%, VRD	2,200,000	2,200,000
New York State Housing Finance Agency
Revenue (316 11th Avenue Housing),
Series A (FNMA Insured),
0.200%, VRD	4,700,000	4,700,000
Triborough Bridge & Tunnel Authority Revenues
(General), Series B,
0.190%, VRD	2,080,000	2,080,000
		81,840,000
North Carolina—7.68%
Charlotte Water & Sewer System
Revenue Refunding,
Series B,
0.190%, VRD	12,760,000	12,760,000
Series C,
0.220%, VRD	30,000,000	30,000,000
Guilford County, Series B,
0.190%, VRD	1,855,000	1,855,000
Mecklenburg County, Series B,
0.210%, VRD	33,730,000	33,730,000
New Hanover County (School),
0.210%, VRD	2,485,000	2,485,000
North Carolina (Public Improvement), Series D,
0.210%, VRD	6,000,000	6,000,000

59

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
North Carolina Capital Facilities Finance
Agency Educational Facilities Revenue
(Campbell University),
0.210%, VRD	$5,425,000	$5,425,000
University of North Carolina Chapel
Hill Revenue, Series B,
0.240%, VRD	25,545,000	25,545,000
		117,800,000
Ohio—0.78%
Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.220%, VRD[1,2]	2,800,000	2,800,000
Ohio (Common Schools), Series B,
0.180%, VRD	1,500,000	1,500,000
Ohio Higher Educational Facilities Commission
Revenue (JP Morgan PUTTERs, Series 3244Z),
0.220%, VRD[1,2]	2,845,000	2,845,000
Ohio Higher Educational Facilities Revenue
(Oberlin College Project),
0.220%, VRD	4,800,000	4,800,000
		11,945,000
Oregon—1.44%
Oregon State, General Obligation, Ltd. Notes, Series A,
2.000%, due 06/28/13	21,500,000	21,753,467
Salem Hospital Facility Authority Revenue
(Salem Hospital Project), Series B,
0.210%, VRD	400,000	400,000
		22,153,467
Pennsylvania—3.40%
Allegheny County Higher Education Building
Authority University Revenue Refunding
(Carnegie Mellon University),
0.210%, VRD	5,900,000	5,900,000

60

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue, Series C,
0.200%, VRD	$5,000,000	$5,000,000
Pennsylvania Higher Educational Facilities Authority
College & University Revenues (St. Joseph’s
University), Series A,
0.190%, VRD	2,000,000	2,000,000
Pennsylvania State University Refunding, Series B,
(Mandatory Put 06/01/13 @100),
0.220%, due 06/01/13	5,235,000	5,235,000
Philadelphia Authority for Industrial Development
Lease Revenue Refunding, Series B-3,
0.200%, VRD	5,325,000	5,325,000
Pittsburgh Water & Sewer Authority Water &
Sewer Systems Revenue (1st Lien), Series B2,
0.190%, VRD	11,400,000	11,400,000
University of Pittsburgh of the Commonwealth
Systems of Higher Education,
2.000%, due 07/02/13	6,000,000	6,071,385
Washington County Authority Refunding
(University of Pennsylvania),
0.180%, VRD	3,475,000	3,475,000
Washington County Hospital Authority Revenue
(Monongahela Valley Hospital Project) Series A,
0.220%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development
Authority Revenue (Excela Health Project),
Series B,
0.220%, VRD	5,265,000	5,265,000
		52,211,385
South Carolina—1.38%
Charleston County School District Bonds
Anticipation Notes, Series A, (SCSDE Insured),
2.000%, due 11/06/12	5,000,000	5,001,247

61

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
South Carolina—(concluded)
Piedmont Municipal Power Agency Electric
Revenue Refunding, Series C,
0.200%, VRD	$10,950,000	$10,950,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding (Anmed
Health Project), Series C,
0.210%, VRD	1,995,000	1,995,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Regional Medical Center of Orangeburg),
0.200%, VRD	3,150,000	3,150,000
		21,096,247
Tennessee—0.86%
Metropolitan Government of Nashville & Davidson
County Health & Educational Facilities Board
Revenue (Vanderbilt University), Series A-1,
0.180%, VRD	8,600,000	8,600,000
Sevier County Public Building Authority (Local
Government Public Improvement), Series B-1,
0.210%, VRD	4,635,000	4,635,000
		13,235,000
Texas—7.30%
Alamo Community College District (Citigroup
ROCS Series RR-II-R-883WF) (FGIC Insured),
0.200%, VRD[1,2]	7,750,000	7,750,000
City of Houston Tax & Revenue Anticipation Notes,
2.000%, due 06/28/13	15,000,000	15,176,377
Harris County Cultural Educational Facilities
Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.230%, VRD	7,620,000	7,620,000
Subseries C-2,
0.230%, VRD	3,000,000	3,000,000

62

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(continued)
Harris County Health Facilities Development
Corp. Revenue Refunding
(Methodist Hospital Systems),
Series A-1,
0.230%, VRD	$1,700,000	$1,700,000
Series A-2,
0.230%, VRD	4,800,000	4,800,000
Harris County Tax Anticipation Notes,
1.000%, due 02/28/13	7,000,000	7,018,658
Houston Higher Education Finance Corp. Higher
Education Revenue (Rice University Project),
Series A,
0.240%, VRD	1,800,000	1,800,000
San Antonio Hotel Occupancy Revenue Refunding
(Sub Lien),
0.210%, VRD	4,220,000	4,220,000
Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series A,
0.200%, VRD	4,200,000	4,200,000
Series B,
0.200%, VRD	4,000,000	4,000,000
Texas (JP Morgan PUTTERs, Series 3238),
0.220%, VRD[1,2]	2,165,000	2,165,000
Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.240%, VRD[1,2]	6,670,000	6,670,000
Texas State Mobility, Series B,
0.200%, VRD	7,165,000	7,165,000
Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.220%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes,
Series A,
2.500%, due 08/30/13	30,000,000	30,564,450

63

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
University of Texas (Financing Systems),
Series B,
0.170%, VRD	$805,000	$805,000
		111,984,485
Utah—0.53%
Utah Transit Authority Sales Tax Revenue,
Subseries A,
0.250%, VRD	3,035,000	3,035,000
Subseries B,
0.260%, VRD	5,100,000	5,100,000
		8,135,000
Vermont—0.43%
Winooski Special Obligation Refunding, Series A,
0.200%, VRD	6,585,000	6,585,000
Virginia—2.48%
Albermarle County Economic Development
Authority Hospital Revenue
(Martha Jefferson Hospital), Series A,
0.190%, VRD	10,150,000	10,150,000
Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical), Series D,
0.210%, VRD	5,400,000	5,400,000
Virginia Commonwealth University, Series A,
0.210%, VRD	22,550,000	22,550,000
		38,100,000
Washington—3.11%
Central Puget Sound Regional Transportation
Authority Sales & Use Tax Revenue
(JP Morgan PUTTERs, Series 2643Z),
0.220%, VRD[1,2]	4,995,000	4,995,000
Energy Northwest Electric Revenue (JP Morgan
PUTTERs, Series 1282) (AMBAC-TCRs Insured),
0.240%, VRD[1,2]	15,370,000	15,370,000

64

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Washington—(concluded)
King County Sewer Revenue (Junior Lien), Series A,
0.220%, VRD	$10,575,000	$10,575,000
Seattle Water System Revenue (Morgan
Stanley Floater Certificates, Series 2170)
(AGM Insured),
0.240%, VRD[1,2]	5,085,000	5,085,000
Washington (JP Morgan PUTTERs, Series 2650Z)
(AGM Insured),
0.230%, VRD[1,2]	3,995,000	3,995,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(New Haven Apartments) (FNMA Insured),
0.210%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(Washington Terrace),
0.220%, VRD	3,750,000	3,750,000
		47,670,000
Wisconsin—0.65%
Wisconsin Center District Tax Revenue, Series A,
0.200%, VRD	10,000,000	10,000,000
Wyoming—1.10%
Sweetwater County Pollution Control Revenue
Refunding (PacifiCorp Project), Series A,
0.220%, VRD	16,100,000	16,100,000
Uinta County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.210%, VRD	800,000	800,000
		16,900,000
Total municipal bonds and notes (cost—$1,243,453,758)		1,243,453,758

65

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—18.59%
California—0.68%
California State Health Facilities Financing
(Stanford Hospital),
Series B-2, Subseries 1,
0.180%, due 01/15/13	$6,000,000	$6,000,000
Subseries 2,
0.170%, due 12/05/12	4,500,000	4,500,000
		10,500,000
Connecticut—0.51%
Yale University,
0.170%, due 11/08/12	7,775,000	7,775,000
Florida—0.33%
Florida Local Government,
0.180%, due 11/07/12	5,039,000	5,039,000
Illinois—0.49%
Illinois Educational Facilities Authority Revenue,
0.180%, due 12/03/12	7,485,000	7,485,000
Kentucky—1.30%
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.520%, due 12/13/12	20,000,000	20,000,000
Maryland—1.46%
Johns Hopkins University,
0.150%, due 11/01/12	9,000,000	9,000,000
0.190%, due 02/06/13	8,929,000	8,929,000
0.190%, due 02/19/13	4,500,000	4,500,000
		22,429,000
Minnesota—2.67%
Mayo Clinic,
0.170%, due 11/06/12	20,000,000	20,000,000
0.180%, due 11/06/12	10,000,000	10,000,000
University of Minnesota Regents,
0.170%, due 11/13/12	11,000,000	11,000,000
		41,000,000

66

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Missouri—1.92%
University of Missouri,
0.170%, due 11/01/12	$3,500,000	$3,500,000
0.180%, due 11/15/12	11,000,000	11,000,000
0.200%, due 12/06/12	15,000,000	15,000,000
		29,500,000
New York—0.65%
Metropolitan Transportation Authority,
0.160%, due 11/06/12	10,000,000	10,000,000
Pennsylvania—0.52%
Montgomery County,
0.180%, due 11/15/12	8,000,000	8,000,000
Tennessee—0.52%
Vanderbilt University,
0.200%, due 02/05/13	8,000,000	8,000,000
Texas—3.32%
University of Texas,
0.160%, due 11/08/12	18,000,000	18,000,000
0.180%, due 12/03/12	12,896,000	12,896,000
0.170%, due 12/05/12	10,000,000	10,000,000
0.190%, due 02/07/13	10,000,000	10,000,000
		50,896,000
Virginia—2.20%
University of Virginia,
0.170%, due 11/07/12	12,000,000	12,000,000
0.170%, due 11/15/12	7,735,000	7,735,000
0.180%, due 12/06/12	6,000,000	6,000,000
0.180%, due 02/06/13	8,000,000	8,000,000
		33,735,000

67

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Washington—1.30%
University of Washington,
0.170%, due 12/03/12	$10,000,000	$10,000,000
0.170%, due 12/04/12	10,000,000	10,000,000
		20,000,000
Wisconsin—0.72%
City of Milwaukee,
0.240%, due 11/01/12	7,000,000	7,000,000
0.250%, due 12/12/12	4,000,000	4,000,000
		11,000,000
Total tax-exempt commercial paper (cost—$285,359,000)		285,359,000
Total investments (cost—$1,528,812,758
which approximates cost for federal income
tax purposes)—99.63%		1,528,812,758
Other assets in excess of liabilities—0.37%		5,662,936
Net assets—100.00%		$1,534,475,694

68

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds
and notes	$—	$1,243,453,758	$—	$1,243,453,758
Tax-exempt
commercial paper	—	285,359,000	—	285,359,000
Total	$—	$1,528,812,758	$—	$1,528,812,758

At October 31, 2012, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 6.27% of net assets as of October 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2] The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2012 and reset periodically.

See accompanying notes to financial statements	69

Master Trust

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2012 to October 31, 2012.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

70

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

71

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	05/01/12 to	during the
	May 1, 2012	October 31, 2012	10/31/12	period
Actual	$1,000.00	$1,001.10	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund

			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	05/01/12 to	during the
	May 1, 2012	October 31, 2012	10/31/12	period
Actual	$1,000.00	$1,000.30	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund

			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	05/01/12 to	during the
	May 1, 2012	October 31, 2012	10/31/12	period
Actual	$1,000.00	$1,000.40	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10
[1] Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

72

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/12	04/30/12	10/31/11
Weighted average maturity[1]	54 days	50 days	43 days
Net assets (bln)	$18.6	$15.7	$17.1

Portfolio composition[2]	10/31/12	04/30/12	10/31/11
Commercial paper	42.6%	35.4%	40.8%
Certificates of deposit	22.8	28.0	16.3
US government and agency obligations	21.2	19.6	24.5
Repurchase agreements	6.9	12.1	8.6
Time deposits	5.8	1.9	4.9
Short-term corporate obligations	0.7	3.0	3.0
Bank note	—	—	2.1
Other assets less liabilities	0.0 [3]	0.0 [3]	(0.2)
Total	100.0%	100.0%	100.0%

[1] The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.
[3] Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

73

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/12	04/30/12	10/31/11
Weighted average maturity[1]	52 days	46 days	47 days
Net assets (bln)	$15.9	$13.0	$12.6

Portfolio composition[2]	10/31/12	04/30/12	10/31/11
Repurchase agreements	50.6%	50.1%	53.5%
US government obligations	46.8	49.8	48.3
Other assets less liabilities	2.6	0.1	(1.8)
Total	100.0%	100.0%	100.0%

[1] The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

74

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/12	04/30/12	10/31/11
Weighted average maturity[1]	34 days	20 days	20 days
Net assets (bln)	$1.5	$1.2	$1.3

Portfolio composition[2]	10/31/12	04/30/12	10/31/11
Municipal bonds and notes	81.0%	79.7%	86.9%
Tax-exempt commercial paper	18.6	20.2	13.0
Other assets less liabilities	0.4	0.1	0.1
Total	100.0%	100.0%	100.0%

[1] The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

75

Master Trust
Statement of operations

For the
six months ended
October 31, 2012
(unaudited)
Prime Master Fund
Investment income:
Interest	$28,615,797
Securities lending income
(includes $1,585 earned from an affiliated entity)	2,118
28,617,915
Expenses:
Investment advisory and administration fees	9,089,627
Trustees’ fees	51,655
Net expenses	9,141,282
Net investment income	19,476,633
Net realized gain	51,310
Net increase in net assets resulting from operations	$19,527,943

Treasury Master Fund
Investment income:
Interest	$11,303,999
Expenses:
Investment advisory and administration fees	7,504,699
Trustees’ fees	35,675
7,540,374
Fee waiver by advisor	(3,452)
Net expenses	7,536,922
Net investment income	3,767,077
Net realized gain	43,358
Net increase in net assets resulting from operations	$3,810,435

Tax-Free Master Fund
Investment income:
Interest	$1,262,766
Expenses:
Investment advisory and administration fees	718,236
Trustees’ fees	11,354
Net expenses	729,590
Net investment income	533,176
Net realized loss	(6,979)
Net increase in net assets resulting from operations	$526,197

76	See accompanying notes to financial statements

Master Trust
Statement of changes in net assets

	For the
	six months ended	For the
	October 31, 2012	year ended
	(unaudited)	April 30, 2012
Prime Master Fund
From operations:
Net investment income	$19,476,633	$37,989,484
Net realized gain	51,310	475,186
Net increase in net assets resulting from operations	19,527,943	38,464,670
Net increase (decrease) in net assets from
beneficial interest transactions	2,877,464,254	(13,919,355,966)
Net increase (decrease) in net assets	2,896,992,197	(13,880,891,296)
Net assets:
Beginning of period	15,688,562,442	29,569,453,738
End of period	$18,585,554,639	$15,688,562,442

Treasury Master Fund
From operations:
Net investment income	$3,767,077	$1,277,989
Net realized gain	43,358	4,091
Net increase in net assets resulting from operations	3,810,435	1,282,080
Net increase in net assets from
beneficial interest transactions	2,841,220,257	5,823,395,477
Net increase in net assets	2,845,030,692	5,824,677,557
Net assets:
Beginning of period	13,044,383,738	7,219,706,181
End of period	$15,889,414,430	$13,044,383,738

Tax-Free Master Fund
From operations:
Net investment income	$533,176	$831,420
Net realized gain (loss)	(6,979)	60,390
Net increase in net assets resulting from operations	526,197	891,810
Net increase (decrease) in net assets
from beneficial interest transactions	373,157,945	(325,884,510)
Net increase (decrease) in net assets	373,684,142	(324,992,700)
Net assets:
Beginning of period	1,160,791,552	1,485,784,252
End of period	$1,534,475,694	$1,160,791,552

See accompanying notes to financial statements	77

Master Trust
Financial highlights

Selected financial data throughout each period is presented below:

Six months ended
October 31, 2012
(unaudited)
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]
Expenses after fee waivers by advisor	0.10%[2]
Net investment income	0.21%[2]
Supplemental data:
Net assets, end of period (000’s)	$18,585,555

Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]
Expenses after fee waivers by advisor	0.10%[2,3]
Net investment income	0.05%[2]
Supplemental data:
Net assets, end of period (000’s)	$15,889,414

Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]
Expenses after fee waivers by advisor	0.10%[2]
Net investment income	0.07%[2]
Supplemental data:
Net assets, end of period (000’s)	$1,534,476

1 Commencement of operations.
2 Annualized.
3 Waiver by advisor represents less than 0.005%.
4 Amount represents less than 0.005%.

78	See accompanying notes to financial statements

				For the period August 28, 2007[1] to April 30, 2008
Years ended April 30,
2012	2011	2010	2009

0.10%	0.10%	0.10%	0.10%	0.10%[2]
0.10%	0.10%	0.10%[3]	0.10%	0.10%[2]
0.19%	0.21%	0.25%	1.90%	4.28%[2]

$15,688,562	$29,569,454	$22,591,869	$19,607,887	$13,948,101

0.10%	0.10%	0.10%	0.10%	0.10%[2]
0.06%	0.10%[3]	0.10%	0.10%[3]	0.10%[2]
0.01%	0.09%	0.12%	0.77%	2.96%[2]

$13,044,384	$7,219,706	$7,335,525	$10,699,897	$6,711,384

0.10%	0.10%	0.10%	0.10%	0.10%[2]
0.10%[3]	0.10%	0.10%[3]	0.04%	0.00%[2,4]
0.06%	0.18%	0.20%	1.42%	2.73%[2]

$1,160,792	$1,485,784	$1,933,132	$2,770,040	$2,642,116

79

Master Trust
Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which

80

Master Trust
Notes to financial statements (unaudited)

may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial

81

Master Trust
Notes to financial statements (unaudited)

statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Repurchase agreements
The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

82

Master Trust
Notes to financial statements (unaudited)

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

83

Master Trust
Notes to financial statements (unaudited)

At October 31, 2012, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,715,097, $1,379,147 and $135,380, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At October 31, 2012, UBS Global AM owed $31,774, $21,234 and $6,650 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2012, UBS Global AM voluntarily waived $3,452 for Treasury Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage

84

Master Trust
Notes to financial statements (unaudited)

commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2012, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$3,538,156,441
Treasury Master Fund	512,804,728
Tax-Free Master Fund	263,678,121

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

85

Master Trust
Notes to financial statements (unaudited)

Securities lending
Each Master Fund may lend securities up to 33⅓% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At October 31, 2012, the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed or advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund borrows based upon prevailing rates in effect at the time of borrowing. For the six months ended October 31, 2012, Tax-Free Master Fund did not borrow under the Committed Credit Facility.

86

Master Trust
Notes to financial statements (unaudited)

Beneficial interest transactions

Prime Master Fund	For the six months ended October 31, 2012	For the year ended April 30, 2012
Contributions	$29,583,661,043	$45,655,074,151
Withdrawals	(26,706,196,789)	(59,574,430,117)
Net increase (decrease) in beneficial interest	$2,877,464,254	$(13,919,355,966)

Treasury Master Fund	For the six months ended October 31, 2012	For the year ended April 30, 2012
Contributions	$13,866,874,723	$27,556,159,797
Withdrawals	(11,025,654,466)	(21,732,764,320)
Net increase in beneficial interest	$2,841,220,257	$5,823,395,477

Tax-Free Master Fund	For the six months ended October 31, 2012	For the year ended April 30, 2012
Contributions	$1,344,512,172	$1,077,234,035
Withdrawals	(971,354,227)	(1,403,118,545)
Net increase (decrease) in beneficial interest	$373,157,945	$(325,884,510)

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

As of and during the six months ended October 31, 2012, the Master Funds did not have any liabilities for any uncertain tax positions. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2012, the Master Funds did not incur any interest or penalties.

87

Master Trust
Notes to financial statements (unaudited)

Each of the tax years in the four year period ended April 30, 2012, remains subject to examination by the Internal Revenue Service and state taxing authorities.

88

Master Trust
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

89

Master Trust
Board approval of management contract (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 17-18, 2012, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust, with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. The Independent Trustees initially discussed the materials provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board considered the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the

90

Master Trust
Board approval of management contract (unaudited)

Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $151 billion in assets under management as of March 31, 2012 and was part of the UBS Global Asset Management Division, which had approximately $620 billion in assets under management worldwide as of March 31, 2012. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

91

Master Trust
Board approval of management contract (unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund, Tax-Free Investor Feeder Fund, Prime Capital Feeder Fund, Treasury Capital Feeder Fund and Tax-Free Capital Feeder Fund through August 31, 2013. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board also took note of UBS Global AM’s voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time in the future.

92

Master Trust
Board approval of management contract (unaudited)

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

Prime Master
Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Prime Institutional Feeder Fund’s Actual Management Fee and total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Prime Institutional Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the fourth quintile in the Prime Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense Group with the lowest fees or expenses, as

93

Master Trust
Board approval of management contract (unaudited)

applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.) The Prime Preferred Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the first quintile in the Prime Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Investor Feeder Fund’s Contractual Management Fee and total expenses were in the first quintile and its Actual Management Fee was in the third quintile (at the Expense Group median) in the Prime Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although detailed historical information specifically for the Prime Capital Feeder Fund, which commenced operations on July 16, 2012 (after the comparisons periods utilized in the Lipper report), was not included in the Lipper report, its fee structure paralleled that of the Prime Investor Feeder Fund in many respects and had a lower total annual fund operating expense ratio.

Management noted the discrepancy between the Prime Institutional Feeder Fund’s Contractual and Actual Management Fee rankings, explaining that due to the fund’s low “unitary” fee structure, whereby the advisor pays for all ordinary expenses, it did not have to engage in the same level of yield floor waiving as did many of its peers. Management noted that due to the fund’s “unitary” fee structure, comparisons would best be performed on a total expense basis; management further observed that the Prime Institutional Feeder Fund’s total expenses, although ranking in the fourth quintile, were less than half a basis point (0.004%) from the median.

Treasury Master
Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Treasury Investor Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

94

Master Trust
Board approval of management contract (unaudited)

The Treasury Institutional Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the first quintile in the Treasury Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Preferred Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the first quintile in the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Investor Feeder Fund’s Contractual Management Fee and total expenses were in the first quintile and its Actual Management Fee was in the fourth quintile in the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although detailed historical information specifically for the Treasury Capital Feeder Fund, which commenced operations on July 16, 2012 (after the comparisons periods utilized in the Lipper report), was not included in the Lipper report, its fee structure paralleled that of the Treasury Investor Feeder Fund in many respects and had a lower total annual fund operating expense ratio.

Management noted the discrepancy between the Treasury Investor Feeder Fund’s Contractual and Actual Management Fee rankings. Management explained that the fund had a lower expense ratio than the peer group and had to waive less management fees than most of its Expense Group peers to keep its net yield at a certain level, which resulted in higher Actual Management Fees relative to peers while total expenses were one basis point (0.010%) below the median. Management stated that it believed the fund was generally in line with its peers.

Tax-Free Master
Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Tax-Free Investor Feeder Fund’s Contractual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’

95

Master Trust
Board approval of management contract (unaudited)

fees taken into account. The Tax-Free Institutional Feeder Fund’s Contractual Management Fee and total expenses were in the first quintile and its Actual Management Fee was in the second quintile in the Tax-Free Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Preferred Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Tax-Free Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Investor Feeder Fund’s Contractual Management Fee was in the third quintile and its Actual Management Fee and total expenses were in the first quintile in the Tax-Free Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although detailed historical information specifically for the Tax-Free Capital Feeder Fund, which commenced operations on July 16, 2012 (after the comparisons periods utilized in the Lipper report), was not included in the Lipper report, its fee structure paralleled that of the Tax-Free Investor Feeder Fund in many respects and had a lower total annual fund operating expense ratio.

In light of the foregoing, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided and proposed to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2012 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2012. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference

96

Master Trust
Board approval of management contract (unaudited)

being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master
Prime Institutional Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Lipper information showed that the Prime Institutional Feeder Fund’s performance was in the first quintile for the one-, three-, five- and ten-year periods and since inception. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) The Prime Preferred Feeder Fund’s performance was in the first quintile for the one- and three-year periods and since inception. The Prime Investor Feeder Fund’s performance was in the second quintile for the one-year period, in the third quintile for the three-year period and in the first quintile since inception. It was noted that the Prime Investor Feeder Fund’s performance was at the median for the three-year period when it was in the third quintile.

Treasury Master
Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund and Treasury Investor Feeder Fund

The comparative Lipper information showed that the Treasury Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception. The Treasury Preferred Feeder Fund’s performance was in the first quintile for the one- and three-year periods and since inception. The Treasury Investor

97

Master Trust
Board approval of management contract (unaudited)

Feeder Fund’s performance was in the first quintile for the one-year period and in the second quintile for the three-year period and since inception.

Tax-Free Master
Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Lipper information showed that the Tax-Free Institutional Feeder Fund’s performance was in the second quintile for the one-and three-year periods and in the third quintile since inception. The Tax-Free Preferred Feeder Fund’s performance was in the second quintile for the one- and three-year periods and since inception. The Tax-Free Investor Feeder Fund’s performance was in the second quintile for the one-year period, in the third quintile for the three-year period and in the fourth quintile since inception. The board noted that in each of the periods for which Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund posted below median returns, performance was close to the Performance Universe median.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further

98

Master Trust
Board approval of management contract (unaudited)

economies of scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

99

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Trustees
Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins Barry M. Mandinach

Principal Officers
Mark E. Carver President Mark F. Kemper Vice President and Secretary Elbridge T. Gerry III Vice President Erin O. Houston Vice President	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President Ryan Nugent Vice President

Administrator (and Manager for the Master Funds) UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Principal Underwriter (for the feeder funds) UBS Global Asset Management (US) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2012. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE
UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Money Market Funds

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Semiannual Report
October 31, 2012

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

December 14, 2012

Dear shareholder,

We present you with the semiannual report for the UBS Select Institutional Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund (the “Funds”), for the six months ended October 31, 2012.

Performance
The seven-day current yields for the Funds (after fee waivers) were as follows:

  UBS Select Prime Institutional Fund: 0.12% as of October 31, 2012, versus 0.14% as of April 30, 2012.

  UBS Select Treasury Institutional Fund: 0.01% as of October 31, 2012, unchanged from April 30, 2012.

  UBS Select Tax-Free Institutional Fund: 0.03% as of October 31, 2012, versus 0.05% as of April 30, 2012.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 10 and 11.

UBS Select Prime
Institutional Fund

UBS Select Treasury Institutional Fund

Investment goals
(both Funds):
Maximum current income consistent with liquidity and the preservation of capital

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
UBS Select Prime Institutional Fund—August 10, 1998; UBS Select Treasury Institutional Fund—March 23, 2004

Dividend payments:
Monthly

UBS Select Tax-Free Institutional Fund

Investment goal:
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Ryan Nugent
Erin O. Houston
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

1

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	While the overall US economy continued to grow, the pace of the expansion was mixed during the reporting period. Looking back, the Commerce Department reported 2.0% gross domestic product (“GDP”) growth in the US for the first quarter of 2012, followed by 1.3% over the second quarter of 2012. On November 29, 2012, after the Funds’ reporting period had ended, the Commerce Department’s second estimate for third quarter 2012 GDP growth came in at 2.7%.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	Given considerably slower-than-anticipated economic growth, the Fed kept the federal funds rate at an extremely low level of between 0.00% and 0.25% during the period, and announced its intention to maintain this rate through mid-2015. Additionally, in an attempt to stimulate the economy and keep longer term interest rates low, the Fed previously announced a plan to purchase $400 billion of longer term Treasury securities, and to sell an equal amount of shorter term Treasury securities (dubbed “Operation Twist”) by June 2012. By period end, the Fed had extended this June deadline through to the end of 2012. In mid-September, the Fed introduced an anticipated third round of quantitative easing (“QE3”), which involves purchasing $40 billion of agency mortgage-backed securities on an open-ended basis each month. The Fed further noted that it would be willing to buy additional assets if it saw no improvement in the job market.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

2

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

  The weighted average maturity (“WAM”) for the Prime Master Fund in which UBS Select Prime Institutional Fund invests was 50 days when the reporting period began. Over the period, we tactically adjusted the Master Fund’s WAM. Towards the latter part of the period, concerns regarding the ongoing challenges in Europe were overshadowed by QE3. Thus, in anticipation of further downward pressure on short-term interest rates with QE3, we increased the Master Fund's WAM in September. At October 31, 2012, the Master Fund’s WAM was 54 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goals of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to commercial paper, time deposits and US government and agency obligations. In contrast, we decreased the Fund’s exposure to repurchase agreements, certificates of deposit and short-term corporate obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

  The WAM for the Master Fund in which UBS Select Treasury Institutional Fund invests was 46 days when the reporting period began. Over the review period, the WAM was increased and at period end, on October 31, 2012, it was 52 days. At the security level, we modestly increased the Master Fund’s exposure to repurchase agreements (backed by Treasury obligations) and reduced its direct exposure to Treasury obligations.

  The WAM for the Master Fund in which UBS Select Tax-Free Institutional Fund invests was 20 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, the Master Fund’s WAM was 34 days.
3

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Given our expectations for continued low interest rates, we looked to extend the Master Fund’s WAM in an attempt to lock in yield and add additional diversification to the portfolio. This was largely accomplished through the purchase of municipal notes and commercial paper with maturities up to one year. From a sector perspective, we continued to focus our purchases on high-quality municipal issuances of both state and local general obligation debt, as well as essential service revenue obligations. The Master Fund continues to have limited, indirect exposure in the European banking industry, mainly from municipal securities with demand and/or guarantee features linked to banks in the UK and Germany. For the six-month period as a whole, the Master Fund modestly increased its allocation to municipal bonds and notes, while paring its exposure to commercial paper.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	Although overall economic growth in the US economy was mixed during the reporting period, we believe it has enough momentum to continue expanding during the remainder of the year. However, it’s likely that growth will be far from robust. We also believe the Fed will maintain its accommodative monetary policy and the European sovereign debt crisis will continue to trigger periods of market volatility. Finally, continuing regulatory uncertainty has cast a shadow over money market funds for some time now, and will likely continue to do so. Against this backdrop, we anticipate continuing to manage the Funds focusing on risk and liquidity.

4

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver
President—UBS Money Series
UBS Select Prime Institutional Fund
UBS Select Treasury
Institutional Fund
UBS Select Tax-Free
Institutional Fund
Managing Director
UBS Global Asset Management
(Americas) Inc.

Robert Sabatino
Portfolio Manager—
UBS Select Prime Institutional Fund
UBS Select Treasury
Institutional Fund
Managing Director
UBS Global Asset Management (Americas) Inc.

Erin O. Houston
Portfolio Manager—
UBS Select Tax-Free Institutional Fund
Director
UBS Global Asset Management
(Americas) Inc.
Elbridge T. Gerry III
Portfolio Manager—
UBS Select Tax-Free
Institutional Fund
Managing Director
UBS Global Asset Management
(Americas) Inc.

Ryan Nugent
Portfolio Manager—
UBS Select Tax-Free
Institutional Fund
Director
UBS Global Asset Management
(Americas) Inc.

5

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2012. The views and opinions in the letter were current as of December 14, 2012. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. The prospectus contains this and other information about the fund. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

6

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2012 to October 31, 2012.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

7

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

8

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Understanding your Fund’s expenses1 (unaudited) (concluded)

UBS Select Prime Institutional Fund

	Beginning account value May 1, 2012	Ending account value[2] October 31, 2012	Expenses paid during period[3] 05/01/12 to 10/31/12	Expense ratio during the period
Actual	$1,000.00	$1,000.70	$0.91	0.18%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.92	0.18

UBS Select Treasury Institutional Fund

	Beginning account value May 1, 2012	Ending account value[2] October 31, 2012	Expenses paid during period[3] 05/01/12 to 10/31/12	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.71	0.14%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.50	0.71	0.14

UBS Select Tax-Free Institutional Fund

	Beginning account value May 1, 2012	Ending account value[2] October 31, 2012	Expenses paid during period[3] 05/01/12 to 10/31/12	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.81	0.16%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.40	0.82	0.16

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual – Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

9

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics	10/31/12	04/30/12	10/31/11
Seven-day current yield after fee waivers[1]	0.12%	0.14%	0.13%
Seven-day effective yield after fee waivers[1]	0.12	0.14	0.13
Seven-day current yield before fee waivers[1]	0.12	0.14	0.13
Seven-day effective yield before fee waivers[1]	0.12	0.14	0.13
Weighted average maturity[2]	54 days	50 days	43 days
Net assets (bln)	$6.1	$6.7	$6.1

UBS Select Treasury Institutional Fund

Yields and characteristics	10/31/12	04/30/12	10/31/11
Seven-day current yield after fee waivers[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers[1]	(0.01)	(0.07)	(0.12)
Seven-day effective yield before fee waivers[1]	(0.01)	(0.07)	(0.12)
Weighted average maturity[2]	52 days	46 days	47 days
Net assets (bln)	$4.2	$4.6	$4.9

10

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Institutional Fund

Yields and characteristics	10/31/12	04/30/12	10/31/11
Seven-day current yield after fee waiver[1]	0.03%	0.05%	0.01%
Seven-day effective yield after fee waivers[1]	0.03	0.05	0.01
Seven-day current yield before fee waivers[1]	0.03	0.05	(0.03)
Seven-day effective yield before fee waivers[1]	0.03	0.05	(0.03)
Weighted average maturity[2]	34 days	20 days	20 days
Net assets (mm)	$683.0	$763.3	$885.5

[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

11

UBS Select Prime Institutional Fund
Statement of assets and liabilities—
October 31, 2012 (unaudited)

Assets:
Investment in Prime Master Fund (“Master”), at value
(cost—$6,057,587,566 which approximates cost for
federal income tax purposes)	$6,057,587,566
Liabilities:
Dividends payable to shareholders	644,744
Payable to affiliate	423,669
Total liabilities	1,068,413
Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 6,056,420,180 outstanding	6,056,420,180
Accumulated net realized gain	98,973
Net assets	$6,056,519,153
Net asset value per share	$1.00

12	See accompanying notes to financial statements

UBS Select Treasury Institutional Fund
Statement of assets and liabilities—
October 31, 2012 (unaudited)

Assets:
Investment in Treasury Master Fund (“Master”), at value
(cost—$4,211,052,300 which approximates cost for
federal income tax purposes)	$4,211,052,300
Liabilities:
Payable to affiliate	194,148
Dividends payable to shareholders	36,244
Total liabilities	230,392
Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 4,210,809,829 outstanding	4,210,809,829
Accumulated net realized gain	12,079
Net assets	$4,210,821,908
Net asset value per share	$1.00

See accompanying notes to financial statements	13

UBS Select Tax-Free Institutional Fund
Statement of assets and liabilities—
October 31, 2012 (unaudited)

Assets:
Investment in Tax-Free Master Fund (“Master”), at value
(cost—$683,025,421 which approximates cost for
federal income tax purposes)	$683,025,421
Liabilities:
Payable to affiliate	38,922
Dividends payable to shareholders	9,662
Total liabilities	48,584
Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 682,948,080 outstanding	682,947,836
Accumulated net realized gain	29,001
Net assets	$682,976,837
Net asset value per share	$1.00

14	See accompanying notes to financial statements

UBS Select Prime Institutional Fund
Statement of operations

For the six months ended October 31, 2012 (unaudited)
Investment income:
Interest income allocated from Master	$9,698,068
Securities lending income allocated from Master	652
Expenses allocated from Master	(3,092,691)
Net investment income allocated from Master	6,606,029
Expenses:
Administration fees	2,450,467
Trustees’ fees	23,388
Net expenses	2,473,855
Net investment income	4,132,174
Net realized gain allocated from Master	17,573
Net increase in net assets resulting from operations	$4,149,747

See accompanying notes to financial statements	15

UBS Select Treasury Institutional Fund
Statement of operations

For the six months ended October 31, 2012 (unaudited)
Investment income:
Interest income allocated from Master	$3,470,461
Expenses allocated from Master	(2,330,812)
Expense waiver allocated from Master	1,093
Net investment income allocated from Master	1,140,742
Expenses:
Administration fees	1,844,263
Trustees’ fees	20,340
1,864,603
Less: Fee waivers by administrator	(956,933)
Net expenses	907,670
Net investment income	233,072
Net realized gain allocated from Master	11,794
Net increase in net assets resulting from operations	$244,866

16	See accompanying notes to financial statements

UBS Select Tax-Free Institutional Fund
Statement of operations

For the six months ended October 31, 2012 (unaudited)
Investment income:
Interest income allocated from Master	$633,000
Expenses allocated from Master	(362,432)
Net investment income allocated from Master	270,568
Expenses:
Administration fees	280,343
Trustees’ fees	9,571
289,914
Less: Fee waivers by administrator	(64,632)
Net expenses	225,282
Net investment income	45,286
Net realized loss allocated from Master	(4,344)
Net increase in net assets resulting from operations	$40,942

See accompanying notes to financial statements	17

UBS Select Prime Institutional Fund
Statement of changes in net assets

For the six months ended October 31, 2012 (unaudited)		For the year ended April 30, 2012
From operations:
Net investment income	$4,132,174	$9,035,334
Net realized gain	17,573	181,533
Net increase in net assets resulting
from operations	4,149,747	9,216,867
Dividends and distributions to shareholders from:
Net investment income	(4,132,174)	(9,035,334)
Net realized gains	—	(125,775)
Total dividends and distributions to shareholders	(4,132,174)	(9,161,109)
Net decrease in net assets from
beneficial interest transactions	(617,105,155)	(3,190,464,280)
Net decrease in net assets	(617,087,582)	(3,190,408,522)
Net assets:
Beginning of period	6,673,606,735	9,864,015,257
End of period	$6,056,519,153	$6,673,606,735
Accumulated undistributed net
investment income	$—	$—

18	See accompanying notes to financial statements

UBS Select Treasury Institutional Fund
Statement of changes in net assets

	For the six months ended October 31, 2012 (unaudited)	For the year ended April 30, 2012
From operations:
Net investment income	$233,072	$454,748
Net realized gain	11,794	1,637
Net increase in net assets resulting
from operations	244,866	456,385
Dividends and distributions to shareholders from:
Net investment income	(233,072)	(454,748)
Net realized gains	—	(18,378)
Total dividends and distributions to shareholders	(233,072)	(473,126)
Net increase (decrease) in net assets from
beneficial interest transactions	(402,921,084)	1,337,027,862
Net increase (decrease) in net assets	(402,909,290)	1,337,011,121
Net assets:
Beginning of period	4,613,731,198	3,276,720,077
End of period	$4,210,821,908	$4,613,731,198
Accumulated undistributed net
investment income	$—	$—

See accompanying notes to financial statements	19

UBS Select Tax-Free Institutional Fund
Statement of changes in net assets

	For the six months ended October 31, 2012 (unaudited)	For the year ended April 30, 2012
From operations:
Net investment income	$45,286	$163,938
Net realized gain (loss)	(4,344)	40,357
Net increase in net assets resulting
from operations	40,942	204,295
Dividends and distributions to shareholders from:
Net investment income	(45,286)	(163,938)
Net realized gains	—	(11,775)
Total dividends and distributions to shareholders	(45,286)	(175,713)
Net decrease in net assets from
beneficial interest transactions	(80,337,091)	(242,030,985)
Net decrease in net assets	(80,341,435)	(242,002,403)
Net assets:
Beginning of period	763,318,272	1,005,320,675
End of period	$682,976,837	$763,318,272
Accumulated undistributed net
investment income	$—	$—

20	See accompanying notes to financial statements

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21

UBS Select Prime Institutional Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2012 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.001
Dividends from net investment income	(0.001)
Distributions from net realized gains	—
Total dividends and distributions	(0.001)
Net asset value, end of period	$1.00
Total investment return[2]	0.07%
Ratios to average net assets:
Expenses before fee waivers by advisor/administrator[3]	0.18%[4]
Expenses after fee waivers by advisor/administrator[3]	0.18%[4]
Net investment income[3]	0.13%[4]
Supplemental data:
Net assets, end of period (000’s)	$6,056,519

[1] Amount represents less than $0.0005 per share.
[2] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3] Ratios include the Fund’s share of income and expenses allocated from the Master.
[4] Annualized.

22	See accompanying notes to financial statements

Years ended April 30,
2012	2011	2010	2009	2008
$1.00	$1.00	$1.00	$1.00	$1.00
0.001	0.002	0.002	0.019	0.046
(0.001)	(0.002)	(0.002)	(0.019)	(0.046)
(0.000)[1]	(0.000)[1]	—	—	—
(0.001)	(0.002)	(0.002)	(0.019)	(0.046)
$1.00	$1.00	$1.00	$1.00	$1.00
0.13%	0.17%	0.18%	1.94%	4.66%

0.18%	0.18%	0.19%	0.20%	0.18%
0.17%	0.14%	0.18%	0.20%	0.18%
0.12%	0.17%	0.19%	1.87%	4.47%

$6,673,607	$9,864,015	$9,833,173	$14,448,140	$12,969,050

23

UBS Select Treasury Institutional Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2012 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.01%
Ratios to average net assets:
Expenses before fee waivers by advisor/administrator[3]	0.18%[4]
Expenses after fee waivers by advisor/administrator[3]	0.14%[4]
Net investment income[3]	0.01%[4]
Supplemental data:
Net assets, end of period (000’s)	$4,210,822

[1] Amount represents less than $0.0005 per share.

[2] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3] Ratios include the Fund’s share of income and expenses allocated from the Master.
[4] Annualized.

24	See accompanying notes to financial statements

Years ended April 30,
2012	2011	2010	2009	2008
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [1]	0.000 [1]	0.000 [1]	0.009	0.038
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.009)	(0.038)
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.009)	(0.038)
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.02%	0.04%	0.86%	3.85%

0.18%	0.18%	0.20%	0.20%	0.18%
0.07%	0.17%	0.18%	0.20%	0.18%
0.01%	0.02%	0.04%	0.69%	3.14%

$4,613,731	$3,276,720	$4,734,438	$7,669,190	$5,604,307

25

UBS Select Tax-Free Institutional Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2012 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers by advisor/administrator[4]	0.18%[5]
Expenses after fee waivers by advisor/administrator[4]	0.16%[5]
Net investment income[4]	0.01%[5]
Supplemental data:
Net assets, end of period (000’s)	$682,977

[1] Commencement of operations.
[2] Amount represents less than $0.0005 per share.

[3] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4] Ratios include the Fund’s share of income and expenses allocated from the Master.
[5] Annualized.

26	See accompanying notes to financial statements

Years ended April 30,				For the period August 28, 2007[1] to April 30, 2008
2012	2011	2010	2009
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.001	0.001	0.013	0.019
(0.000)[2]	(0.001)	(0.001)	(0.013)	(0.019)
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
(0.000)[2]	(0.001)	(0.001)	(0.013)	(0.019)
$1.00	$1.00	$1.00	$1.00	$1.00
0.02%	0.10%	0.11%	1.30%	1.96%

0.18%	0.18%	0.21%	0.21%	0.18%[5]
0.14%	0.18%	0.20%	0.15%	0.08%[5]
0.02%	0.10%	0.11%	1.33%	2.61%[5]

$763,318	$1,005,321	$1,293,683	$2,398,608	$2,574,640

27

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Select Prime Institutional Fund (“Prime Institutional Fund”) (formerly UBS Select Money Market Fund), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”) (formerly UBS Select Treasury Fund), and UBS Select Tax-Free Institutional Fund (“Tax-Free Institutional Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in the Prime Master Fund and the Treasury Master Fund (each a “Master Fund”), respectively, each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act. Each Fund has the same investment objective as the Master Fund in which it invests. Each Fund transferred assets to the corresponding Master Fund in exchange for ownership interests in the corresponding Master Fund. Tax-Free Institutional Fund commenced operations on August 28, 2007.

Tax-Free Institutional Fund also is a “feeder fund” that invests substantially all of its assets in a corresponding “master fund”—Tax-Free Master Fund (also a “Master Fund” and a series of Master Trust). The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (32.59% for Prime Institutional Fund, 26.50% for Treasury Institutional Fund and 44.51% for Tax-Free Institutional Fund at October 31, 2012). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund is allocated pro rata, based on respective ownership interests, among

28

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Notes to financial statements (unaudited)

the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP,

29

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Notes to financial statements (unaudited)

which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Administrator
Effective August 28, 2007, UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At October 31, 2012, Prime Institutional Fund,

30

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Notes to financial statements (unaudited)

Treasury Institutional Fund and Tax-Free Institutional Fund owed UBS Global AM $436,800, $293,513 and $47,014, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At October 31, 2012, UBS Global AM owed $13,131, $10,925 and $5,299 for independent trustees fees to Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund, respectively.

Prior to August 28, 2007, UBS Global AM received a fee of 0.18% of the average daily net assets of each of Prime Institutional Fund and Treasury Institutional Fund for its investment advisory and administrative services under superseded agreements, prior to conversion of those Funds to feeder funds on such date.

UBS Global AM has undertaken to waive fees in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2012, UBS Global AM owed Treasury Institutional Fund and Tax-Free Institutional Fund $88,440 and $2,793, respectively, for fee waivers. For the six months ended October 31, 2012, UBS Global AM voluntarily waived $956,933 and $64,632 for Treasury Institutional Fund and Tax-Free Institutional Fund, respectively, for that purpose; such amount is not subject to future recoupment.

31

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Notes to financial statements (unaudited)

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Prime Institutional Fund	For the six months ended October 31, 2012	For the year ended April 30, 2012
Shares sold	12,240,117,785	31,790,037,985
Shares repurchased	(12,860,714,827)	(34,987,888,915)
Dividends reinvested	3,491,887	7,386,650
Net decrease in shares outstanding	(617,105,155)	(3,190,464,280)

Treasury Institutional Fund	For the six months ended October 31, 2012	For the year ended April 30, 2012
Shares sold	5,006,570,774	14,027,951,269
Shares repurchased	(5,409,712,330)	(12,691,342,206)
Dividends reinvested	220,472	418,799
Net increase (decrease) in shares outstanding	(402,921,084)	1,337,027,862

Tax-Free Institutional Fund	For the six months ended October 31, 2012	For the year ended April 30, 2012
Shares sold	246,692,446	1,285,011,247
Shares repurchased	(327,088,426)	(1,527,252,991)
Dividends reinvested	58,889	210,759
Net decrease in shares outstanding	(80,337,091)	(242,030,985)

Federal tax status
Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

32

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Notes to financial statements (unaudited)

The tax character of distributions paid to shareholders by Prime Institutional Fund and Treasury Institutional Fund during the six months ended October 31, 2012 and the fiscal year ended April 30, 2012, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Institutional Fund will be determined at the end of the Fund’s fiscal year ending April 30, 2013. The tax character of distributions paid to shareholders by Tax-Free Institutional Fund during the fiscal year ended April 30, 2012 was 93.30% tax-exempt income, 2.12% ordinary income and 4.58% long-term capital gain.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined at the end of the Funds’ fiscal year ending April 30, 2013.

As of and during the period ended October 31, 2012, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2012, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2012, remains subject to examination by the Internal Revenue Service and state taxing authorities.

33

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/moneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

34

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
US government and agency obligations—21.22%
Federal Farm Credit Bank
0.230%, due 11/01/12[1]	$100,000,000	$99,999,502
0.240%, due 11/01/12[1]	56,750,000	56,752,864
0.300%, due 11/01/12[1]	50,000,000	50,000,338
0.250%, due 04/02/13	86,000,000	86,000,000
Federal Home Loan Bank
0.190%, due 11/01/12[1]	100,000,000	99,980,447
0.210%, due 11/01/12[1]	150,000,000	149,993,137
0.210%, due 11/01/12[1]	150,000,000	149,993,524
0.210%, due 11/01/12[1]	150,000,000	149,993,900
0.350%, due 11/01/12[1]	157,000,000	157,000,000
0.350%, due 11/01/12[1]	50,000,000	50,000,000
Federal Home Loan Mortgage Corp.*
0.360%, due 11/01/12[1]	122,000,000	122,009,440
0.169%, due 11/06/12[1]	265,000,000	264,945,282
US Treasury Notes
1.375%, due 11/15/12	167,750,000	167,828,870
1.375%, due 01/15/13	500,000,000	501,205,125
0.625%, due 02/28/13	75,000,000	75,101,383
2.750%, due 02/28/13	75,000,000	75,628,260
1.375%, due 03/15/13	50,000,000	50,223,661
2.500%, due 03/31/13	80,000,000	80,767,908
1.375%, due 05/15/13	400,000,000	402,495,856
1.125%, due 06/15/13	600,000,000	603,445,798
0.375%, due 07/31/13	213,000,000	213,297,898
3.125%, due 08/31/13	228,900,000	234,436,224
2.750%, due 10/31/13	100,000,000	102,535,020
Total US government and agency obligations (cost—$3,943,634,437)		3,943,634,437
Time deposits—5.79%
Banking-non-US—5.79%
Credit Agricole CIB
0.220%, due 11/01/12	100,000,000	100,000,000
Natixis
0.200%, due 11/01/12	276,000,000	276,000,000

35

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Time deposits—(concluded)
Banking-non-US—(concluded)
Svenska Handelsbanken
0.170%, due 11/01/12	$700,000,000	$700,000,000
Total time deposits (cost—$1,076,000,000)		1,076,000,000
Certificates of deposit—22.76%
Banking-non-US—21.56%
Bank of Nova Scotia
0.262%, due 11/19/12[1]	232,000,000	232,000,000
0.301%, due 11/21/12[1]	250,000,000	250,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.240%, due 01/07/13	255,000,000	255,000,000
0.240%, due 01/10/13	125,000,000	125,000,000
Canadian Imperial Bank of Commerce
0.308%, due 11/13/12[1]	181,000,000	181,000,000
Credit Agricole CIB
0.210%, due 11/01/12	200,000,000	200,000,000
Credit Industriel et Commercial
0.470%, due 01/04/13	250,000,000	250,000,000
DNB Bank ASA
0.400%, due 02/15/13	200,000,000	200,000,000
Mizuho Corporate Bank Ltd.
0.160%, due 11/15/12	300,000,000	300,000,000
National Australia Bank Ltd.
0.360%, due 11/21/12	100,000,000	100,000,000
0.255%, due 04/09/13	150,000,000	150,003,309
Natixis
0.270%, due 12/03/12	500,000,000	500,000,000
Rabobank Nederland NV
0.519%, due 12/27/12[1]	190,000,000	190,000,000
Royal Bank of Canada
0.492%, due 11/06/12[1]	56,000,000	56,000,000
0.487%, due 11/13/12[1]	64,000,000	64,000,000
0.363%, due 01/30/13[1]	30,000,000	30,000,000

36

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Skandinaviska Enskilda Banken AB
0.380%, due 11/19/12	$118,000,000	$118,001,765
Sumitomo Mitsui Banking Corp.
0.320%, due 11/30/12	275,000,000	275,000,000
Swedbank AB
0.200%, due 11/14/12	205,000,000	205,000,000
Toronto-Dominion Bank
0.443%, due 11/02/12[1]	150,000,000	150,000,000
0.304%, due 11/15/12[1]	175,000,000	175,000,000
		4,006,005,074
Banking-US—1.20%
Branch Banking & Trust Co.
0.265%, due 11/04/12[1]	222,750,000	222,750,000
Total certificates of deposit (cost—$4,228,755,074)		4,228,755,074
Commercial paper[2]—42.66%
Asset backed-auto & truck—0.75%
FCAR Owner Trust II
0.280%, due 11/01/12	40,000,000	40,000,000
0.270%, due 01/09/13	100,000,000	99,948,250
		139,948,250
Asset backed-banking US—1.99%
Atlantis One Funding
0.350%, due 11/20/12	50,000,000	49,990,764
0.550%, due 12/05/12	175,000,000	174,909,097
0.250%, due 12/06/12	45,015,000	45,004,059
0.550%, due 12/07/12	100,000,000	99,945,000
		369,848,920
Asset backed-miscellaneous—14.54%
Atlantic Asset Securitization LLC
0.350%, due 11/07/12[3]	100,000,000	99,994,167
0.420%, due 01/11/13[3]	250,000,000	250,000,000
0.400%, due 01/29/13[3]	250,000,000	250,000,000

37

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Barton Capital LLC
0.300%, due 11/01/12	$95,000,000	$95,000,000
Bryant Park Funding LLC
0.360%, due 11/01/12	300,000,000	300,000,000
Cancara Asset Securitisation LLC
0.200%, due 11/14/12	250,000,000	249,981,944
Chariot Funding LLC
0.170%, due 11/15/12	179,290,000	179,278,147
0.260%, due 01/07/13	100,000,000	99,951,611
0.300%, due 02/06/13	85,000,000	84,931,292
0.320%, due 03/12/13	90,000,000	89,895,200
LMA Americas LLC
0.350%, due 11/07/12	100,000,000	99,994,167
0.350%, due 11/08/12	225,000,000	224,984,687
Market Street Funding LLC
0.225%, due 11/15/12	56,062,000	56,057,095
Old Line Funding Corp.
0.350%, due 01/15/13	55,000,000	54,959,896
0.350%, due 02/19/13	100,000,000	99,893,055
Regency Markets No. 1 LLC
0.210%, due 11/14/12	125,000,000	124,990,521
0.210%, due 11/16/12	60,000,000	59,994,750
Versailles Commercial Paper LLC
0.280%, due 11/19/12	200,000,000	199,972,000
Victory Receivables Corp.
0.230%, due 11/09/12	30,000,000	29,998,467
Windmill Funding Corp.
0.240%, due 11/05/12	52,000,000	51,998,613
		2,701,875,612
Banking-non-US—14.64%
ANZ National International Ltd.
0.432%, due 12/06/12[1]	112,000,000	112,000,000
0.410%, due 01/16/13	100,000,000	99,913,444
0.300%, due 03/18/13	50,000,000	49,942,917

38

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Banque et Caisse d’Epargne de l’Etat
0.310%, due 02/01/13	$150,000,000	$149,881,167
Commonwealth Bank of Australia
0.249%, due 11/09/12[1,3]	50,000,000	49,999,891
0.770%, due 01/11/13	165,000,000	164,749,429
Credit Suisse
0.210%, due 12/07/12	100,000,000	99,979,000
DBS Bank Ltd.
0.290%, due 11/06/12	200,000,000	199,991,944
DnB NOR Bank ASA
0.300%, due 02/07/13	200,000,000	199,836,667
Lloyds TSB Bank PLC
0.250%, due 01/10/13	250,000,000	249,878,472
Mitsubishi UFJ Trust & Banking Corp.
0.370%, due 11/06/12	225,000,000	224,988,438
Mizuho Funding LLC
0.260%, due 01/03/13	200,000,000	199,909,000
National Bank of Canada
0.304%, due 11/14/12[1]	50,000,000	50,005,084
Oversea-Chinese Banking Corp. Ltd.
0.200%, due 11/13/12	40,000,000	39,997,333
0.210%, due 11/28/12	78,200,000	78,187,684
Skandinaviska Enskilda Banken AB
0.300%, due 12/10/12	100,000,000	99,967,500
0.240%, due 01/14/13	200,000,000	199,901,333
Sumitomo Mitsui Banking Corp.
0.300%, due 12/14/12	175,000,000	174,937,292
Swedbank AB
0.200%, due 11/13/12	102,000,000	101,993,200
Westpac Securities NZ Ltd.
0.761%, due 01/04/13[1,3]	175,000,000	175,000,000
		2,721,059,795

39

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(concluded)
Banking-US—9.93%
ABN Amro Funding USA LLC
0.410%, due 12/03/12	$120,000,000	$119,956,267
0.350%, due 12/21/12	200,000,000	199,902,778
0.310%, due 01/18/13	72,900,000	72,851,035
Deutsche Bank Financial LLC
0.400%, due 12/18/12	200,000,000	199,895,556
0.500%, due 03/20/13	289,000,000	288,442,069
ING (US) Funding LLC
0.350%, due 11/16/12	175,000,000	174,974,479
0.320%, due 12/12/12	132,350,000	132,301,766
JPMorgan Chase & Co.
0.361%, due 11/26/12[1]	358,000,000	358,000,000
Societe Generale N.A., Inc.
0.210%, due 11/05/12	100,000,000	99,997,667
0.280%, due 12/03/12	200,000,000	199,950,222
		1,846,271,839
Finance-captive automotive—0.81%
Toyota Motor Credit Corp.
0.340%, due 11/26/12	150,000,000	149,964,583
Total commercial paper (cost—$7,928,968,999)		7,928,968,999
Short-term corporate obligations—0.67%
Banking-US—0.67%
Wells Fargo Bank N.A.
0.443%, due 12/22/12[1] (cost—$125,000,000)	125,000,000	125,000,000
Repurchase agreements—6.86%
Repurchase agreement dated 10/25/12
with Barclays Capital, Inc., 0.520%
due 11/01/12, collateralized by various
common stocks; (value—$160,500,051);
proceeds: $150,015,167	150,000,000	150,000,000

40

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/12 with
Bank of America Securities, 0.260%
due 11/01/12, collateralized by
$101,005,500 US Treasury Notes, 0.250%
to 0.875% due 04/30/14 to 01/31/17;
(value—$102,000,062); proceeds:
$100,000,722	$100,000,000	$100,000,000
Repurchase agreement dated 10/31/12 with
Bank of America Securities, 0.280% due
11/01/12, collateralized by $298,858,600
US Treasury Bills, zero coupon due
01/10/13 to 08/22/13 and $6,786,000 US
Treasury Notes, 4.125% due 05/15/15;
(value—$306,000,049); proceeds:
$300,002,333	300,000,000	300,000,000
Repurchase agreement dated 10/31/12 with
Barclays Capital, Inc., 0.420% due
11/01/12, collateralized by common
stock; (value—$53,500,508); proceeds:
$50,000,583	50,000,000	50,000,000
Repurchase agreement dated 10/31/12 with
Barclays Capital, Inc., 0.470% due
11/01/12, collateralized by various
common stocks, preferred stocks
and warrants; (value—$321,000,016);
proceeds: $300,003,917	300,000,000	300,000,000
Repurchase agreement dated 10/31/12 with
Barclays Capital, Inc., 0.520% due
11/07/12, collateralized by various
common stocks, convertible bonds and
preferred stocks; (value—$167,764,394);
proceeds: $150,015,167	150,000,000	150,000,000
Repurchase agreement dated 10/31/12 with
Deutsche Bank Securities, Inc., 0.280% due
11/01/12, collateralized by $128,564,700
US Treasury Notes, 0.500% due 07/31/17;
(value—$127,500,056); proceeds:
$125,000,972	125,000,000	125,000,000

41

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/12 with
Goldman Sachs & Co., 0.250% due
11/01/12, collateralized by $101,304,000
Federal Farm Credit Bank, zero coupon
to 5.750% due 10/28/13 to 10/16/24;
(value—$102,000,546); proceeds:
$100,000,694	$100,000,000	$100,000,000
Total repurchase agreements (cost—$1,275,000,000)		1,275,000,000
Total investments (cost—$18,577,358,510
which approximates cost for federal income tax
purposes)—99.96%		18,577,358,510
Other assets in excess of liabilities—0.04%		8,196,129
Net assets—100.00%		$18,585,554,639

42

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Affiliated issuer activity

The table below details the Fund’s transaction activity in an affiliated issuer during the six months ended October 31, 2012. The advisor earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to the financial statements for further information.

Security description	Value at 04/30/12	Purchases during the six months ended 10/31/12	Sales during the six months ended 10/31/12	Value at 10/31/12	Net income earned from affiliate for the six months ended 10/31/12
UBS Private Money
Market Fund LLC	$—	$448,800,000	$448,800,000	$—	$1,585

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and
agency obligations	$—	$3,943,634,437	$—	$3,943,634,437
Time deposits	—	1,076,000,000	—	1,076,000,000
Certificates of deposit	—	4,228,755,074	—	4,228,755,074
Commercial paper	—	7,928,968,999	—	7,928,968,999
Short-term
corporate
obligations	—	125,000,000	—	125,000,000
Repurchase
agreements	—	1,275,000,000	—	1,275,000,000
Total	$—	$18,577,358,510	$—	$18,577,358,510

At October 31, 2012, there were no transfers between Level 1 and Level 2.

43

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	57.2%
Japan	9.2
Sweden	7.7
France	7.1
Canada	6.4
Australia	4.9
Norway	2.2
Singapore	1.7
United Kingdom	1.3
Netherlands	1.0
Luxembourg	0.8
Switzerland	0.5
Total	100.0%

Portfolio footnotes

* On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1] Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2012 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2] Rates shown are the discount rates at date of purchase.
[3] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.44% of net assets as of October 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

44	See accompanying notes to financial statements

Treasury Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
US government obligations—46.77%
US Treasury Bills
0.105%, due 11/23/12[1]	$500,000,000	$499,967,917
0.100%, due 12/20/12[1]	250,000,000	249,965,972
0.111%, due 12/27/12[1]	250,000,000	249,956,833
0.130%, due 04/04/13[1]	200,000,000	199,888,778
US Treasury Notes
1.375%, due 11/15/12	1,318,000,000	1,318,621,525
4.000%, due 11/15/12	63,000,000	63,091,890
0.500%, due 11/30/12	175,000,000	175,053,018
1.125%, due 12/15/12	100,000,000	100,115,392
1.375%, due 01/15/13	450,000,000	451,138,174
2.875%, due 01/31/13	272,000,000	273,835,215
1.375%, due 02/15/13	970,000,000	973,383,584
0.625%, due 02/28/13	60,000,000	60,081,106
2.750%, due 02/28/13	550,000,000	554,630,430
1.375%, due 03/15/13	150,000,000	150,670,983
2.500%, due 03/31/13	300,000,000	302,848,541
0.625%, due 04/30/13	505,000,000	506,123,615
1.375%, due 05/15/13	400,000,000	402,484,641
1.125%, due 06/15/13	717,500,000	721,630,380
3.375%, due 07/31/13	173,000,000	177,114,396
Total US government obligations (cost—$7,430,602,390)		7,430,602,390
Repurchase agreements—50.63%
Repurchase agreement dated 10/31/12 with Bank
of America Securities, 0.260% due 11/01/12,
collateralized by $399,200 US Treasury Bills,
zero coupon due 01/10/13, $349,829,900
US Treasury Bonds, 5.250% to 10.625%
due 08/15/15 to 11/15/28, $245,225,500
US Treasury Inflation Index Bonds, 2.375%
to 3.875% due 01/15/27 to 04/15/29,
$252,778,100 US Treasury Inflation Index
Notes, 1.875% to 2.500% due 07/15/15 to
07/15/16 and $1,231,414,600 US Treasury
Notes, 0.250% to 3.125% due 01/15/13
to 01/31/19; (value—$2,550,000,080);
proceeds: $2,500,018,056	2,500,000,000	2,500,000,000

45

Treasury Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/29/12
with Barclays Capital, Inc., 0.180%
due 11/05/12, collateralized by
$335,175,900 US Treasury Bond Principal
Strips, zero coupon due 02/15/16 to
02/15/42, $1,184,566,362 US Treasury
Bond Strips, zero coupon due 11/15/12
to 05/15/39 and $4,142,300 US
Treasury Inflation Index Notes, 2.000%
due 01/15/14; (value—$1,020,000,000);
proceeds: $1,000,035,000	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 10/31/12
with Barclays Capital, Inc., 0.300%
due 11/01/12, collateralized by
$301,742,800 US Treasury Notes, 0.250%
due 07/15/15; (value—$300,900,003);
proceeds: $295,002,458	295,000,000	295,000,000
Repurchase agreement dated 10/31/12
with BNP Paribas Securities Corp.
0.280% due 11/01/12, collateralized
by $1,900 US Treasury Inflation Index
Notes, 0.125% due 04/15/17 and
$610,754,600 US Treasury Notes, 0.250%
to 2.625% due 12/15/13 to 10/31/19;
(value—$612,000,020); proceeds:
$600,004,667	600,000,000	600,000,000
Repurchase agreement dated 10/29/12
with Deutsche Bank Securities Inc.,
0.200% due 11/05/12, collateralized by
$104,448,200 US Treasury Bond Principal
Strips, zero coupon due 02/15/21 to
05/15/42, $258,509,995 US Treasury
Bond Strips, zero coupon due 02/15/25
to 05/15/40 $277,666,900 US Treasury
Bonds, 4.625% to 7.625% due 11/15/22
to 02/15/40 and $161,586,600 US Treasury
Notes, 0.250% to 3.375% due 12/31/13
to 11/15/19; (value—$765,000,055);
proceeds: $750,029,167	750,000,000	750,000,000

46

Treasury Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/12
with Deutsche Bank Securities Inc.,
0.280% due 11/01/12, collateralized
by $541,534,500 US Treasury Notes,
0.750% to 4.000% due 10/31/13 to
10/31/17; (value—$571,200,117);
proceeds: $560,004,356	$560,000,000	$560,000,000
Repurchase agreement dated 10/30/12
with Goldman Sachs & Co., 0.120%
due 11/06/12, collateralized by
$1,000,545,100 US Treasury Notes,
0.250% to 1.500% due 05/31/14 to
03/31/19; (value—$1,020,000,022);
proceeds: $1,000,023,333	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/12
with Goldman Sachs & Co., 0.150%
due 11/01/12, collateralized by
$727,553,320 US Treasury Bonds, 3.875%
to 11.250% due 02/15/15 to 08/15/40
and $417,509,400 US Treasury Notes,
0.250% to 1.750% due 01/31/14 to
05/31/14; (value—$1,366,800,078);
proceeds: $1,340,005,583	1,340,000,000	1,340,000,000
Total repurchase agreements (cost—$8,045,000,000)		8,045,000,000
Total investments (cost—$15,475,602,390
which approximates cost for federal
income tax purposes)—97.40%		15,475,602,390
Other assets in excess of liabilities—2.60%		413,812,040
Net assets—100.00%		$15,889,414,430

47

Treasury Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government
obligations	$—	$7,430,602,390	$—	$7,430,602,390
Repurchase
agreements	—	8,045,000,000	—	8,045,000,000
Total	$—	$15,475,602,390	$—	$15,475,602,390

At October 31, 2012, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase.

48	See accompanying notes to financial statements

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—81.04%
Alabama—0.44%
Birmingham Special Care Facilities Financing
Authority Revenues Refunding
(Methodist Home Aging),
0.210%, VRD	$5,230,000	$5,230,000
Mobile County Industrial Development Authority
Pollution Control Revenue Refunding
(ExxonMobil Project),
0.230%, VRD	1,525,000	1,525,000
		6,755,000
Alaska—0.64%
Alaska International Airports Revenue Refunding
(System), Series A,
0.220%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue Refunding
(Exxon Pipeline Co. Project),
0.220%, VRD	2,770,000	2,770,000
		9,770,000
Arizona—0.54%
AK-Chin Indian Community Revenue,
0.240%, VRD	4,300,000	4,300,000
Pima County Industrial Development Authority
Industrial Revenue
(Tucson Electric Power Co.-Irvington Project),
0.210%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power
District Electric Systems Revenue (Barclays
Capital Municipal Trust Receipts, Series 9W),
0.230%, VRD[1,2]	3,750,000	3,750,000
		8,350,000
California—1.95%
California Infrastructure & Economic Development Bank
Revenue (Jewish Community Center), Series A,
0.260%, VRD	2,700,000	2,700,000
California State Economic Recovery, Series C-5,
0.250%, VRD	9,000,000	9,000,000

49

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California State Revenue Anticipation Notes, Series A-2,
2.500%, due 06/20/13	$16,000,000	$16,208,867
San Diego County Certificates of Participation
(San Diego Foundation),
0.200%, VRD	2,000,000	2,000,000
		29,908,867
Colorado—2.15%
Aurora Water Improvement Revenue (JP Morgan
PUTTERs, Series 2010) (AMBAC Insured),
0.240%, VRD[1,2]	11,965,000	11,965,000
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Board Program), Series C-6,
0.230%, VRD	2,020,000	2,020,000
Denver City & County Certificates of
Participation Refunding,
Series A1,
0.230%, VRD	3,250,000	3,250,000
Series A2,
0.230%, VRD	14,060,000	14,060,000
Series A3,
0.230%, VRD	1,700,000	1,700,000
		32,995,000
Connecticut—0.70%
Connecticut State (JP Morgan PUTTERs,
Series 1170) (FGIC Insured),
0.240%, VRD[1,2]	10,705,000	10,705,000
District of Columbia—0.92%
District of Columbia Revenue
(German Marshall Fund of the United States),
0.210%, VRD	4,000,000	4,000,000
District of Columbia Tax &
Revenue Anticipation Notes,
2.000%, due 09/30/13	10,000,000	10,162,897
		14,162,897
50

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Florida—2.84%
Gainesville Utilities System Revenue, Series A,
0.200%, VRD	$2,480,000	$2,480,000
Hillsborough County School Board Certificates of
Participation (Master Lease Program), Series C,
0.230%, VRD	32,115,000	32,115,000
Orlando & Orange County Expressway Authority
Revenue Refunding, Series C-4 (AGM Insured),
0.200%, VRD	6,000,000	6,000,000
Pinellas County Health Facilities Authority Revenue
(Baycare Health), Series A1,
0.260%, VRD	3,000,000	3,000,000
		43,595,000
Georgia—2.72%
Cobb County Tax Anticipation Notes,
1.500%, due 11/30/12	10,000,000	10,010,619
Forsyth County Water & Sewer Authority
Revenue (JP Morgan PUTTERs, Series 2253)
(AGM Insured),
0.250%, VRD[1,2]	4,750,000	4,750,000
Fulton County General Fund Tax
Anticipation Notes,
1.000%, due 12/28/12	10,000,000	10,013,071
Georgia State, Series G,
5.000%, due 12/01/12	4,000,000	4,016,016
Private Colleges & Universities Authority
Revenue (Emory University), Series B-1,
0.180%, VRD	1,300,000	1,300,000
Private Colleges & Universities Authority Revenue
Refunding (Mercer University), Series C,
0.220%, VRD	8,295,000	8,295,000

51

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—(concluded)
Thomasville Hospital Authority
Revenue Anticipation Certificates
(John Archbold), Series B,
0.210%, VRD	$3,395,000	$3,395,000
		41,779,706
Idaho—0.53%
Idaho Tax Anticipation Notes,
2.000%, due 06/28/13	8,000,000	8,094,064
Illinois—6.47%
Chicago Board of Education Refunding
(Dedicated Revenues),
Series A-1,
0.210%, VRD	15,600,000	15,600,000
Series A-2,
0.190%, VRD	5,900,000	5,900,000
Chicago (Neighborhoods Alive 21),
Series B,
0.210%, VRD	13,000,000	13,000,000
City of Chicago,
Series D-1,
0.210%, VRD	21,540,000	21,540,000
Series D-2,
0.210%, VRD	5,300,000	5,300,000
Chicago Sales Tax Revenue Refunding,
0.270%, VRD	3,840,000	3,840,000
Chicago Water Revenue (Second Lien),
Subseries 2000-1,
0.270%, VRD	9,700,000	9,700,000
Subseries 2000-2,
0.270%, VRD	4,800,000	4,800,000
Illinois Development Finance Authority Revenue
(Chicago Symphony Orchestra),
0.220%, VRD	2,100,000	2,100,000

52

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.190%, VRD	$8,100,000	$8,100,000
Illinois Finance Authority Revenue Refunding
(Swedish Covenant), Series A,
0.200%, VRD	5,000,000	5,000,000
Quad Cities Regional Economic Development
Authority Revenue (Two Rivers YMCA Project),
0.250%, VRD	4,460,000	4,460,000
		99,340,000
Indiana—4.72%
Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.220%, VRD	5,000,000	5,000,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy Industrial Project),
Series A-5,
0.200%, VRD	11,950,000	11,950,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy, Inc. Project),
Series A-4,
0.220%, VRD	29,900,000	29,900,000
Indiana Municipal Power Agency Power Supply
Systems Revenue Refunding, Series A,
0.210%, VRD	4,440,000	4,440,000
Indiana State Finance Authority Revenue Refunding
(Trinity Health), Series D-1,
0.190%, VRD	2,200,000	2,200,000
Indianapolis Multi-Family Housing Revenue
(Capital Place-Covington) (FNMA Insured),
0.200%, VRD	10,600,000	10,600,000
Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.220%, VRD	8,400,000	8,400,000
		72,490,000

53

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Iowa—0.18%
Iowa Finance Authority Private College Revenue
Facilities (Morningside College Project),
0.250%, VRD	$2,695,000	$2,695,000
Kentucky—3.22%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust), Series A,
0.230%, VRD	8,455,000	8,455,000
Christian County Association of County’s Leasing
Trust Lease Program,
Series A,
0.230%, VRD	2,990,000	2,990,000
Series B,
0.230%, VRD	20,495,000	20,495,000
Shelby County Lease Revenue, Series A,
0.230%, VRD	7,295,000	7,295,000
Trimble County Association of Counties Leasing
Trust Lease Program Revenue, Series A,
0.230%, VRD	6,335,000	6,335,000
Williamstown League of Cities Funding Trust Lease
Revenue, Series A,
0.210%, VRD	3,835,000	3,835,000
		49,405,000
Louisiana—2.14%
East Baton Rouge Parish Industrial Development
Board, Inc. Revenue (ExxonMobil Project),
Series A,
0.220%, VRD	18,650,000	18,650,000
Series B (Mandatory Put 11/1/12 @ 100),
0.220%, VRD	14,200,000	14,200,000
		32,850,000

54

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Maryland—1.25%
Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.230%, VRD	$11,515,000	$11,515,000
Series A-7,
0.230%, VRD	2,950,000	2,950,000
Series A-9,
0.240%, VRD	4,650,000	4,650,000
		19,115,000
Massachusetts—4.14%
Massachusetts Development Finance Agency
Revenue (Boston University), Series U-6E,
0.190%, VRD	2,800,000	2,800,000
Massachusetts Development Finance Agency Revenue
Refunding (Higher Education-Smith College),
0.190%, VRD	3,321,000	3,321,000
Massachusetts Health & Educational Facilities
Authority Revenue (Citigroup ROCS
RR-II-R-11585),
0.210%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood), Series C,
0.230%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program), Series N,
0.230%, VRD	3,880,000	3,880,000
Massachusetts Revenue Anticipation Notes, Series A,
2.000%, due 04/25/13	16,000,000	16,140,686
Massachusetts State Department of Transportation
Metropolitan Highway System Revenue
(Senior), Series A-1,
0.250%, VRD	24,500,000	24,500,000

55

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
University of Massachusetts Building Authority
Revenue Refunding, Series 1,
0.190%, VRD	$50,000	$50,000
		63,486,686
Michigan—2.23%
Green Lake Township Economic Development
Corp. Revenue Refunding (Interlochen
Center Project),
0.230%, VRD	3,900,000	3,900,000
Michigan Finance Authority Revenue Aid Notes,
Series B-1,
2.000%, due 08/20/13	8,275,000	8,380,457
University of Michigan Refunding (Hospital),
Series A-2,
0.240%, VRD	10,700,000	10,700,000
University of Michigan Refunding
(Medical Service Plan), Series A-1,
0.240%, VRD	3,100,000	3,100,000
University of Michigan Revenue (Hospital),
Series A,
0.240%, VRD	8,135,000	8,135,000
		34,215,457
Minnesota—1.45%
Minnesota State Trunk Highway, Series B,
5.000%, due 08/01/13	5,850,000	6,058,666
Rochester Health Care Facilities Revenue
(Mayo Clinic), Series B,
0.190%, VRD	5,200,000	5,200,000
St. Paul Independent School District
No. 625, Tax Anticipation Certificates
of Indebtedness, Series C,
0.750%, due 12/10/12	11,000,000	11,006,831
		22,265,497

56

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—2.03%
Mississippi Business Finance Commission Gulf
Opportunity Zone (Chevron USA, Inc. Project),
Series D,
0.220%, VRD	$14,000,000	$14,000,000
Series E,
0.230%, VRD	7,300,000	7,300,000
Series G,
0.210%, VRD	4,000,000	4,000,000
Series I,
0.210%, VRD	1,000,000	1,000,000
Series K,
0.220%, VRD	3,000,000	3,000,000
Series L,
0.230%, VRD	1,800,000	1,800,000
		31,100,000
Missouri—1.85%
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Ascension Healthcare), Series C-5,
0.210%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(De Smet Jesuit High School),
0.250%, VRD	4,190,000	4,190,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Washington University),
Series C,
0.210%, VRD	15,200,000	15,200,000
Series D,
0.210%, VRD	5,800,000	5,800,000
		28,390,000

57

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Nebraska—0.62%
Lancaster County Hospital Authority No.1
Hospital Revenue Refunding (Bryanlgh
Medical Center), Series B-1,
0.250%, VRD	$9,430,000	$9,430,000
Nevada—0.58%
City of Las Vegas, Series C,
0.240%, VRD	8,900,000	8,900,000
New Jersey—0.26%
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.),
Series C,
0.200%, VRD	4,000,000	4,000,000
New York—5.33%
Long Island Power Authority, Series C,
0.180%, VRD	4,700,000	4,700,000
New York City Housing Development Corp.
Revenue (Royal Properties),
Series A, (FNMA Insured),
0.200%, VRD	11,000,000	11,000,000
New York City Municipal Finance Authority
Water & Sewer Systems Revenue
(Second General Fiscal 2008), Series BB-1,
0.180%, VRD	15,000,000	15,000,000
New York City Municipal Finance Authority
Water & Sewer Systems Revenue
(Second Generation Fiscal 2008), Series BB-5,
0.190%, VRD	5,900,000	5,900,000
New York City Transitional Finance Authority
Revenue (New York City Recovery),
Series 3, Subseries 3-B,
0.190%, VRD	6,600,000	6,600,000
New York City Trust for Cultural Resources Revenue
Refunding (American Museum of Natural
History), Series A2,
0.220%, VRD	6,770,000	6,770,000

58

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City,
Subseries G-4,
0.200%, VRD	$8,000,000	$8,000,000
Subseries L-6,
0.190%, VRD	14,890,000	14,890,000
New York State Dormitory Authority Revenue State
Supported Debt (City University), Series D,
0.200%, VRD	2,200,000	2,200,000
New York State Housing Finance Agency
Revenue (316 11th Avenue Housing),
Series A (FNMA Insured),
0.200%, VRD	4,700,000	4,700,000
Triborough Bridge & Tunnel Authority Revenues
(General), Series B,
0.190%, VRD	2,080,000	2,080,000
		81,840,000
North Carolina—7.68%
Charlotte Water & Sewer System
Revenue Refunding,
Series B,
0.190%, VRD	12,760,000	12,760,000
Series C,
0.220%, VRD	30,000,000	30,000,000
Guilford County, Series B,
0.190%, VRD	1,855,000	1,855,000
Mecklenburg County, Series B,
0.210%, VRD	33,730,000	33,730,000
New Hanover County (School),
0.210%, VRD	2,485,000	2,485,000
North Carolina (Public Improvement), Series D,
0.210%, VRD	6,000,000	6,000,000

59

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
North Carolina Capital Facilities Finance
Agency Educational Facilities Revenue
(Campbell University),
0.210%, VRD	$5,425,000	$5,425,000
University of North Carolina Chapel
Hill Revenue, Series B,
0.240%, VRD	25,545,000	25,545,000
		117,800,000
Ohio—0.78%
Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.220%, VRD[1,2]	2,800,000	2,800,000
Ohio (Common Schools), Series B,
0.180%, VRD	1,500,000	1,500,000
Ohio Higher Educational Facilities Commission
Revenue (JP Morgan PUTTERs, Series 3244Z),
0.220%, VRD[1,2]	2,845,000	2,845,000
Ohio Higher Educational Facilities Revenue
(Oberlin College Project),
0.220%, VRD	4,800,000	4,800,000
		11,945,000
Oregon—1.44%
Oregon State, General Obligation, Ltd. Notes, Series A,
2.000%, due 06/28/13	21,500,000	21,753,467
Salem Hospital Facility Authority Revenue
(Salem Hospital Project), Series B,
0.210%, VRD	400,000	400,000
		22,153,467
Pennsylvania—3.40%
Allegheny County Higher Education Building
Authority University Revenue Refunding
(Carnegie Mellon University),
0.210%, VRD	5,900,000	5,900,000

60

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue, Series C,
0.200%, VRD	$5,000,000	$5,000,000
Pennsylvania Higher Educational Facilities Authority
College & University Revenues (St. Joseph’s
University), Series A,
0.190%, VRD	2,000,000	2,000,000
Pennsylvania State University Refunding, Series B,
(Mandatory Put 06/01/13 @100),
0.220%, due 06/01/13	5,235,000	5,235,000
Philadelphia Authority for Industrial Development
Lease Revenue Refunding, Series B-3,
0.200%, VRD	5,325,000	5,325,000
Pittsburgh Water & Sewer Authority Water &
Sewer Systems Revenue (1st Lien), Series B2,
0.190%, VRD	11,400,000	11,400,000
University of Pittsburgh of the Commonwealth
Systems of Higher Education,
2.000%, due 07/02/13	6,000,000	6,071,385
Washington County Authority Refunding
(University of Pennsylvania),
0.180%, VRD	3,475,000	3,475,000
Washington County Hospital Authority Revenue
(Monongahela Valley Hospital Project) Series A,
0.220%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development
Authority Revenue (Excela Health Project),
Series B,
0.220%, VRD	5,265,000	5,265,000
		52,211,385
South Carolina—1.38%
Charleston County School District Bonds
Anticipation Notes, Series A, (SCSDE Insured),
2.000%, due 11/06/12	5,000,000	5,001,247

61

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
South Carolina—(concluded)
Piedmont Municipal Power Agency Electric
Revenue Refunding, Series C,
0.200%, VRD	$10,950,000	$10,950,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding (Anmed
Health Project), Series C,
0.210%, VRD	1,995,000	1,995,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Regional Medical Center of Orangeburg),
0.200%, VRD	3,150,000	3,150,000
		21,096,247
Tennessee—0.86%
Metropolitan Government of Nashville & Davidson
County Health & Educational Facilities Board
Revenue (Vanderbilt University), Series A-1,
0.180%, VRD	8,600,000	8,600,000
Sevier County Public Building Authority (Local
Government Public Improvement), Series B-1,
0.210%, VRD	4,635,000	4,635,000
		13,235,000
Texas—7.30%
Alamo Community College District (Citigroup
ROCS Series RR-II-R-883WF) (FGIC Insured),
0.200%, VRD[1,2]	7,750,000	7,750,000
City of Houston Tax & Revenue Anticipation Notes,
2.000%, due 06/28/13	15,000,000	15,176,377
Harris County Cultural Educational Facilities
Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.230%, VRD	7,620,000	7,620,000
Subseries C-2,
0.230%, VRD	3,000,000	3,000,000

62

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(continued)
Harris County Health Facilities Development
Corp. Revenue Refunding
(Methodist Hospital Systems),
Series A-1,
0.230%, VRD	$1,700,000	$1,700,000
Series A-2,
0.230%, VRD	4,800,000	4,800,000
Harris County Tax Anticipation Notes,
1.000%, due 02/28/13	7,000,000	7,018,658
Houston Higher Education Finance Corp. Higher
Education Revenue (Rice University Project),
Series A,
0.240%, VRD	1,800,000	1,800,000
San Antonio Hotel Occupancy Revenue Refunding
(Sub Lien),
0.210%, VRD	4,220,000	4,220,000
Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series A,
0.200%, VRD	4,200,000	4,200,000
Series B,
0.200%, VRD	4,000,000	4,000,000
Texas (JP Morgan PUTTERs, Series 3238),
0.220%, VRD[1,2]	2,165,000	2,165,000
Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.240%, VRD[1,2]	6,670,000	6,670,000
Texas State Mobility, Series B,
0.200%, VRD	7,165,000	7,165,000
Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.220%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes,
Series A,
2.500%, due 08/30/13	30,000,000	30,564,450

63

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
University of Texas (Financing Systems),
Series B,
0.170%, VRD	$805,000	$805,000
		111,984,485
Utah—0.53%
Utah Transit Authority Sales Tax Revenue,
Subseries A,
0.250%, VRD	3,035,000	3,035,000
Subseries B,
0.260%, VRD	5,100,000	5,100,000
		8,135,000
Vermont—0.43%
Winooski Special Obligation Refunding, Series A,
0.200%, VRD	6,585,000	6,585,000
Virginia—2.48%
Albermarle County Economic Development
Authority Hospital Revenue
(Martha Jefferson Hospital), Series A,
0.190%, VRD	10,150,000	10,150,000
Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical), Series D,
0.210%, VRD	5,400,000	5,400,000
Virginia Commonwealth University, Series A,
0.210%, VRD	22,550,000	22,550,000
		38,100,000
Washington—3.11%
Central Puget Sound Regional Transportation
Authority Sales & Use Tax Revenue
(JP Morgan PUTTERs, Series 2643Z),
0.220%, VRD[1,2]	4,995,000	4,995,000
Energy Northwest Electric Revenue (JP Morgan
PUTTERs, Series 1282) (AMBAC-TCRs Insured),
0.240%, VRD[1,2]	15,370,000	15,370,000

64

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Washington—(concluded)
King County Sewer Revenue (Junior Lien), Series A,
0.220%, VRD	$10,575,000	$10,575,000
Seattle Water System Revenue (Morgan
Stanley Floater Certificates, Series 2170)
(AGM Insured),
0.240%, VRD[1,2]	5,085,000	5,085,000
Washington (JP Morgan PUTTERs, Series 2650Z)
(AGM Insured),
0.230%, VRD[1,2]	3,995,000	3,995,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(New Haven Apartments) (FNMA Insured),
0.210%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(Washington Terrace),
0.220%, VRD	3,750,000	3,750,000
		47,670,000
Wisconsin—0.65%
Wisconsin Center District Tax Revenue, Series A,
0.200%, VRD	10,000,000	10,000,000
Wyoming—1.10%
Sweetwater County Pollution Control Revenue
Refunding (PacifiCorp Project), Series A,
0.220%, VRD	16,100,000	16,100,000
Uinta County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.210%, VRD	800,000	800,000
		16,900,000
Total municipal bonds and notes (cost—$1,243,453,758)		1,243,453,758

65

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—18.59%
California—0.68%
California State Health Facilities Financing
(Stanford Hospital),
Series B-2, Subseries 1,
0.180%, due 01/15/13	$6,000,000	$6,000,000
Subseries 2,
0.170%, due 12/05/12	4,500,000	4,500,000
		10,500,000
Connecticut—0.51%
Yale University,
0.170%, due 11/08/12	7,775,000	7,775,000
Florida—0.33%
Florida Local Government,
0.180%, due 11/07/12	5,039,000	5,039,000
Illinois—0.49%
Illinois Educational Facilities Authority Revenue,
0.180%, due 12/03/12	7,485,000	7,485,000
Kentucky—1.30%
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.520%, due 12/13/12	20,000,000	20,000,000
Maryland—1.46%
Johns Hopkins University,
0.150%, due 11/01/12	9,000,000	9,000,000
0.190%, due 02/06/13	8,929,000	8,929,000
0.190%, due 02/19/13	4,500,000	4,500,000
		22,429,000
Minnesota—2.67%
Mayo Clinic,
0.170%, due 11/06/12	20,000,000	20,000,000
0.180%, due 11/06/12	10,000,000	10,000,000
University of Minnesota Regents,
0.170%, due 11/13/12	11,000,000	11,000,000
		41,000,000

66

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Missouri—1.92%
University of Missouri,
0.170%, due 11/01/12	$3,500,000	$3,500,000
0.180%, due 11/15/12	11,000,000	11,000,000
0.200%, due 12/06/12	15,000,000	15,000,000
		29,500,000
New York—0.65%
Metropolitan Transportation Authority,
0.160%, due 11/06/12	10,000,000	10,000,000
Pennsylvania—0.52%
Montgomery County,
0.180%, due 11/15/12	8,000,000	8,000,000
Tennessee—0.52%
Vanderbilt University,
0.200%, due 02/05/13	8,000,000	8,000,000
Texas—3.32%
University of Texas,
0.160%, due 11/08/12	18,000,000	18,000,000
0.180%, due 12/03/12	12,896,000	12,896,000
0.170%, due 12/05/12	10,000,000	10,000,000
0.190%, due 02/07/13	10,000,000	10,000,000
		50,896,000
Virginia—2.20%
University of Virginia,
0.170%, due 11/07/12	12,000,000	12,000,000
0.170%, due 11/15/12	7,735,000	7,735,000
0.180%, due 12/06/12	6,000,000	6,000,000
0.180%, due 02/06/13	8,000,000	8,000,000
		33,735,000

67

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Washington—1.30%
University of Washington,
0.170%, due 12/03/12	$10,000,000	$10,000,000
0.170%, due 12/04/12	10,000,000	10,000,000
		20,000,000
Wisconsin—0.72%
City of Milwaukee,
0.240%, due 11/01/12	7,000,000	7,000,000
0.250%, due 12/12/12	4,000,000	4,000,000
		11,000,000
Total tax-exempt commercial paper (cost—$285,359,000)		285,359,000
Total investments (cost—$1,528,812,758
which approximates cost for federal income
tax purposes)—99.63%		1,528,812,758
Other assets in excess of liabilities—0.37%		5,662,936
Net assets—100.00%		$1,534,475,694

68

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Fund’s investments:

	Unadjusted
	quoted prices
	in active	Other
	markets for	significant
	identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Municipal bonds
and notes	$—	$1,243,453,758	$—	$1,243,453,758
Tax-exempt
commercial paper	—	285,359,000	—	285,359,000
Total	$—	$1,528,812,758	$—	$1,528,812,758

At October 31, 2012, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 6.27% of net assets as of October 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2012 and reset periodically.

See accompanying notes to financial statements	69

Master Trust

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2012 to October 31, 2012.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

70

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

71

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value May 1, 2012	Ending account value October 31, 2012	Expenses paid during period[1] 05/01/12 to 10/31/12	Expense ratio during the period
Actual	$1,000.00	$1,001.10	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund

	Beginning account value May 1, 2012	Ending account value October 31, 2012	Expenses paid during period[1] 05/01/12 to 10/31/12	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund

	Beginning account value May 1, 2012	Ending account value October 31, 2012	Expenses paid during period[1] 05/01/12 to 10/31/12	Expense ratio during the period
Actual	$1,000.00	$1,000.40	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

72

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/12	04/30/12	10/31/11
Weighted average maturity[1]	54 days	50 days	43 days
Net assets (bln)	$18.6	$15.7	$17.1

Portfolio composition[2]	10/31/12	04/30/12	10/31/11
Commercial paper	42.6%	35.4%	40.8%
Certificates of deposit	22.8	28.0	16.3
US government and agency obligations	21.2	19.6	24.5
Repurchase agreements	6.9	12.1	8.6
Time deposits	5.8	1.9	4.9
Short-term corporate obligations	0.7	3.0	3.0
Bank note	—	—	2.1
Other assets less liabilities	0.0 [3]	0.0 [3]	(0.2)
Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.
[3]	Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

73

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/12	04/30/12	10/31/11
Weighted average maturity[1]	52 days	46 days	47 days
Net assets (bln)	$15.9	$13.0	$12.6

Portfolio composition[2]	10/31/12	04/30/12	10/31/11
Repurchase agreements	50.6%	50.1%	53.5%
US government obligations	46.8	49.8	48.3
Other assets less liabilities	2.6	0.1	(1.8)
Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

74

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/12	04/30/12	10/31/11
Weighted average maturity[1]	34 days	20 days	20 days
Net assets (bln)	$1.5	$1.2	$1.3

Portfolio composition[2]	10/31/12	04/30/12	10/31/11
Municipal bonds and notes	81.0%	79.7%	86.9%
Tax-exempt commercial paper	18.6	20.2	13.0
Other assets less liabilities	0.4	0.1	0.1
Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

75

Master Trust
Statement of operations

For the six months ended October 31, 2012 (unaudited)
Prime Master Fund
Investment income:
Interest	$28,615,797
Securities lending income
(includes $1,585 earned from an affiliated entity)	2,118
28,617,915
Expenses:
Investment advisory and administration fees	9,089,627
Trustees’ fees	51,655
Net expenses	9,141,282
Net investment income	19,476,633
Net realized gain	51,310
Net increase in net assets resulting from operations	$19,527,943

Treasury Master Fund
Investment income:
Interest	$11,303,999
Expenses:
Investment advisory and administration fees	7,504,699
Trustees’ fees	35,675
7,540,374
Fee waiver by advisor	(3,452)
Net expenses	7,536,922
Net investment income	3,767,077
Net realized gain	43,358
Net increase in net assets resulting from operations	$3,810,435

Tax-Free Master Fund
Investment income:
Interest	$1,262,766
Expenses:
Investment advisory and administration fees	718,236
Trustees’ fees	11,354
Net expenses	729,590
Net investment income	533,176
Net realized loss	(6,979)
Net increase in net assets resulting from operations	$526,197

76	See accompanying notes to financial statements

Master Trust
Statement of changes in net assets

	For the six months ended October 31, 2012 (unaudited)	For the year ended April 30, 2012
Prime Master Fund
From operations:
Net investment income	$19,476,633	$37,989,484
Net realized gain	51,310	475,186
Net increase in net assets resulting from operations	19,527,943	38,464,670
Net increase (decrease) in net assets from
beneficial interest transactions	2,877,464,254	(13,919,355,966)
Net increase (decrease) in net assets	2,896,992,197	(13,880,891,296)
Net assets:
Beginning of period	15,688,562,442	29,569,453,738
End of period	$18,585,554,639	$15,688,562,442

Treasury Master Fund
From operations:
Net investment income	$3,767,077	$1,277,989
Net realized gain	43,358	4,091
Net increase in net assets resulting from operations	3,810,435	1,282,080
Net increase in net assets from
beneficial interest transactions	2,841,220,257	5,823,395,477
Net increase in net assets	2,845,030,692	5,824,677,557
Net assets:
Beginning of period	13,044,383,738	7,219,706,181
End of period	$15,889,414,430	$13,044,383,738

Tax-Free Master Fund
From operations:
Net investment income	$533,176	$831,420
Net realized gain (loss)	(6,979)	60,390
Net increase in net assets resulting from operations	526,197	891,810
Net increase (decrease) in net assets
from beneficial interest transactions	373,157,945	(325,884,510)
Net increase (decrease) in net assets	373,684,142	(324,992,700)
Net assets:
Beginning of period	1,160,791,552	1,485,784,252
End of period	$1,534,475,694	$1,160,791,552

See accompanying notes to financial statements	77

Master Trust
Financial highlights

Selected financial data throughout each period is presented below:

Six months ended October 31, 2012 (unaudited)
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]
Expenses after fee waivers by advisor	0.10%[2]
Net investment income	0.21%[2]
Supplemental data:
Net assets, end of period (000’s)	$18,585,555

Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]
Expenses after fee waivers by advisor	0.10%[2,3]
Net investment income	0.05%[2]
Supplemental data:
Net assets, end of period (000’s)	$15,889,414

Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]
Expenses after fee waivers by advisor	0.10%[2]
Net investment income	0.07%[2]
Supplemental data:
Net assets, end of period (000’s)	$1,534,476

[1] Commencement of operations.
[2] Annualized.
[3] Waiver by advisor represents less than 0.005%.
[4] Amount represents less than 0.005%.

78	See accompanying notes to financial statements

				For the period August 28, 2007[1] to April 30, 2008
Years ended April 30,
2012	2011	2010	2009

0.10%	0.10%	0.10%	0.10%	0.10%[2]
0.10%	0.10%	0.10%[3]	0.10%	0.10%[2]
0.19%	0.21%	0.25%	1.90%	4.28%[2]

$15,688,562	$29,569,454	$22,591,869	$19,607,887	$13,948,101

0.10%	0.10%	0.10%	0.10%	0.10%[2]
0.06%	0.10%[3]	0.10%	0.10%[3]	0.10%[2]
0.01%	0.09%	0.12%	0.77%	2.96%[2]

$13,044,384	$7,219,706	$7,335,525	$10,699,897	$6,711,384

0.10%	0.10%	0.10%	0.10%	0.10%[2]
0.10%[3]	0.10%	0.10%[3]	0.04%	0.00%[2,4]
0.06%	0.18%	0.20%	1.42%	2.73%[2]

$1,160,792	$1,485,784	$1,933,132	$2,770,040	$2,642,116

79

Master Trust
Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which

80

Master Trust
Notes to financial statements (unaudited)

may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial

81

Master Trust
Notes to financial statements (unaudited)

statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Repurchase agreements
The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

82

Master Trust
Notes to financial statements (unaudited)

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

83

Master Trust
Notes to financial statements (unaudited)

At October 31, 2012, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,715,097, $1,379,147 and $135,380, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At October 31, 2012, UBS Global AM owed $31,774, $21,234 and $6,650 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2012, UBS Global AM voluntarily waived $3,452 for Treasury Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage

84

Master Trust
Notes to financial statements (unaudited)

commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2012, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$3,538,156,441
Treasury Master Fund	512,804,728
Tax-Free Master Fund	263,678,121

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

85

Master Trust
Notes to financial statements (unaudited)

Securities lending
Each Master Fund may lend securities up to 33⅓% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At October 31, 2012, the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed or advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund borrows based upon prevailing rates in effect at the time of borrowing. For the six months ended October 31, 2012, Tax-Free Master Fund did not borrow under the Committed Credit Facility.

86

Master Trust
Notes to financial statements (unaudited)

Beneficial interest transactions

Prime Master Fund	For the six months ended October 31, 2012	For the year ended April 30, 2012
Contributions	$29,583,661,043	$45,655,074,151
Withdrawals	(26,706,196,789)	(59,574,430,117)
Net increase (decrease) in beneficial interest	$2,877,464,254	$(13,919,355,966)

Treasury Master Fund	For the six months ended October 31, 2012	For the year ended April 30, 2012
Contributions	$13,866,874,723	$27,556,159,797
Withdrawals	(11,025,654,466)	(21,732,764,320)
Net increase in beneficial interest	$2,841,220,257	$5,823,395,477

Tax-Free Master Fund	For the six months ended October 31, 2012	For the year ended April 30, 2012
Contributions	$1,344,512,172	$1,077,234,035
Withdrawals	(971,354,227)	(1,403,118,545)
Net increase (decrease) in beneficial interest	$373,157,945	$(325,884,510)

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

As of and during the six months ended October 31, 2012, the Master Funds did not have any liabilities for any uncertain tax positions. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2012, the Master Funds did not incur any interest or penalties.

87

Master Trust
Notes to financial statements (unaudited)

Each of the tax years in the four year period ended April 30, 2012, remains subject to examination by the Internal Revenue Service and state taxing authorities.

88

Master Trust
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

89

Master Trust
Board approval of management contract (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 17-18, 2012, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust, with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. The Independent Trustees initially discussed the materials provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board considered the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the

90

Master Trust
Board approval of management contract (unaudited)

Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $151 billion in assets under management as of March 31, 2012 and was part of the UBS Global Asset Management Division, which had approximately $620 billion in assets under management worldwide as of March 31, 2012. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

91

Master Trust
Board approval of management contract (unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund, Tax-Free Investor Feeder Fund, Prime Capital Feeder Fund, Treasury Capital Feeder Fund and Tax-Free Capital Feeder Fund through August 31, 2013. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board also took note of UBS Global AM’s voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time in the future.

92

Master Trust
Board approval of management contract (unaudited)

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

Prime Master
Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Prime Institutional Feeder Fund’s Actual Management Fee and total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Prime Institutional Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the fourth quintile in the Prime Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense Group with the lowest fees or expenses, as

93

Master Trust
Board approval of management contract (unaudited)

applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.) The Prime Preferred Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the first quintile in the Prime Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Investor Feeder Fund’s Contractual Management Fee and total expenses were in the first quintile and its Actual Management Fee was in the third quintile (at the Expense Group median) in the Prime Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although detailed historical information specifically for the Prime Capital Feeder Fund, which commenced operations on July 16, 2012 (after the comparisons periods utilized in the Lipper report), was not included in the Lipper report, its fee structure paralleled that of the Prime Investor Feeder Fund in many respects and had a lower total annual fund operating expense ratio.

Management noted the discrepancy between the Prime Institutional Feeder Fund’s Contractual and Actual Management Fee rankings, explaining that due to the fund’s low “unitary” fee structure, whereby the advisor pays for all ordinary expenses, it did not have to engage in the same level of yield floor waiving as did many of its peers. Management noted that due to the fund’s “unitary” fee structure, comparisons would best be performed on a total expense basis; management further observed that the Prime Institutional Feeder Fund’s total expenses, although ranking in the fourth quintile, were less than half a basis point (0.004%) from the median.

Treasury Master
Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Treasury Investor Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

94

Master Trust
Board approval of management contract (unaudited)

The Treasury Institutional Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the first quintile in the Treasury Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Preferred Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the first quintile in the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Investor Feeder Fund’s Contractual Management Fee and total expenses were in the first quintile and its Actual Management Fee was in the fourth quintile in the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although detailed historical information specifically for the Treasury Capital Feeder Fund, which commenced operations on July 16, 2012 (after the comparisons periods utilized in the Lipper report), was not included in the Lipper report, its fee structure paralleled that of the Treasury Investor Feeder Fund in many respects and had a lower total annual fund operating expense ratio.

Management noted the discrepancy between the Treasury Investor Feeder Fund’s Contractual and Actual Management Fee rankings. Management explained that the fund had a lower expense ratio than the peer group and had to waive less management fees than most of its Expense Group peers to keep its net yield at a certain level, which resulted in higher Actual Management Fees relative to peers while total expenses were one basis point (0.010%) below the median. Management stated that it believed the fund was generally in line with its peers.

Tax-Free Master
Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Tax-Free Investor Feeder Fund’s Contractual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’

95

Master Trust
Board approval of management contract (unaudited)

fees taken into account. The Tax-Free Institutional Feeder Fund’s Contractual Management Fee and total expenses were in the first quintile and its Actual Management Fee was in the second quintile in the Tax-Free Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Preferred Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Tax-Free Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Investor Feeder Fund’s Contractual Management Fee was in the third quintile and its Actual Management Fee and total expenses were in the first quintile in the Tax-Free Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although detailed historical information specifically for the Tax-Free Capital Feeder Fund, which commenced operations on July 16, 2012 (after the comparisons periods utilized in the Lipper report), was not included in the Lipper report, its fee structure paralleled that of the Tax-Free Investor Feeder Fund in many respects and had a lower total annual fund operating expense ratio.

In light of the foregoing, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided and proposed to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2012 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2012. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference

96

Master Trust
Board approval of management contract (unaudited)

being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master
Prime Institutional Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Lipper information showed that the Prime Institutional Feeder Fund’s performance was in the first quintile for the one-, three-, five- and ten-year periods and since inception. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) The Prime Preferred Feeder Fund’s performance was in the first quintile for the one- and three-year periods and since inception. The Prime Investor Feeder Fund’s performance was in the second quintile for the one-year period, in the third quintile for the three-year period and in the first quintile since inception. It was noted that the Prime Investor Feeder Fund’s performance was at the median for the three-year period when it was in the third quintile.

Treasury Master
Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund and Treasury Investor Feeder Fund

The comparative Lipper information showed that the Treasury Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception. The Treasury Preferred Feeder Fund’s performance was in the first quintile for the one- and three-year periods and since inception. The Treasury Investor

97

Master Trust
Board approval of management contract (unaudited)

Feeder Fund’s performance was in the first quintile for the one-year period and in the second quintile for the three-year period and since inception.

Tax-Free Master
Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Lipper information showed that the Tax-Free Institutional Feeder Fund’s performance was in the second quintile for the one-and three-year periods and in the third quintile since inception. The Tax-Free Preferred Feeder Fund’s performance was in the second quintile for the one- and three-year periods and since inception. The Tax-Free Investor Feeder Fund’s performance was in the second quintile for the one-year period, in the third quintile for the three-year period and in the fourth quintile since inception. The board noted that in each of the periods for which Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund posted below median returns, performance was close to the Performance Universe median.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further

98

Master Trust
Board approval of management contract (unaudited)

economies of scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

99

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Trustees
Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins Barry M. Mandinach

Principal Officers
Mark E. Carver President Mark F. Kemper Vice President and Secretary Elbridge T. Gerry III Vice President Erin O. Houston Vice President	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President Ryan Nugent Vice President

Administrator (and Manager for the Master Funds)
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2012. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE
UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Money Market Funds

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Semiannual Report
October 31, 2012

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

December 14, 2012

Dear shareholder,

We present you with the semiannual report for the UBS Select Investor Series of Funds, namely UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund (the “Funds”), for the six months ended October 31, 2012.

Performance
The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

  UBS Select Prime Investor Fund:
  0.01% as of October 31, 2012, unchanged from April 30, 2012.

  UBS Select Treasury Investor Fund:
  0.01% as of October 31, 2012, unchanged from April 30, 2012.

  UBS Select Tax-Free Investor Fund:
  0.01% as of October 31, 2012, unchanged from April 30, 2012.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 10 and 11.

UBS Select Prime
Investor Fund
UBS Select Treasury
Investor Fund
Investment goals
(both Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Manager:
Robert Sabatino
UBS Global Asset Management
(Americas) Inc.

Commencement:
UBS Select Prime Investor
Fund—August 1, 2008; UBS
Select Treasury Investor Fund—
September 18, 2008

Dividend payments:
Monthly

UBS Select Tax-Free Investor
Fund

Investment goal:
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Ryan Nugent
Erin O. Houston
UBS Global Asset
Management (Americas) Inc.

Commencement:
September 22, 2008

Dividend payments:
Monthly

1

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	While the overall US economy continued to grow, the pace of the expansion was mixed during the reporting period. Looking back, the Commerce Department reported 2.0% gross domestic product (“GDP”) growth in the US for the first quarter of 2012, followed by 1.3% over the second quarter of 2012. On November 29, 2012, after the Fund’s reporting period had ended, the Commerce Department’s second estimate for third quarter 2012 GDP growth came in at 2.7%.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	Given considerably slower-than-anticipated economic growth, the Fed kept the federal funds rate at an extremely low level of between 0.00% and 0.25% during the period, and announced its intention to maintain this rate through mid-2015. Additionally, in an attempt to stimulate the economy and keep longer term interest rates low, the Fed previously announced a plan to purchase $400 billion of longer term Treasury securities, and to sell an equal amount of shorter term Treasury securities (dubbed “Operation Twist”) by June 2012. By period end, the Fed had extended this June deadline through to the end of 2012. In mid-September, the Fed introduced an anticipated third round of quantitative easing (“QE3”), which involves purchasing $40 billion of agency mortgage-backed securities on an open-ended basis each month. The Fed further noted that it would be willing to buy additional assets if it saw no improvement in the job market.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

2

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

  The weighted average maturity (“WAM”) for the Prime Master Fund in which UBS Select Prime Investor Fund invests was 50 days when the reporting period began. Over the period, we tactically adjusted the Master Fund’s WAM. Toward the latter part of the period, concerns regarding the ongoing challenges in Europe were overshadowed by QE3. Thus, in anticipation of further downward pressure on short-term interest rates with QE3, we increased the Master Fund’s WAM in September. At October 31, 2012, the Master Fund’s WAM was 54 days.

  At the issuer level, we maintained a high level of diversification,   investing in smaller positions with the goals of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

  At the security level, we increased the Master Fund’s exposure to   commercial paper, time deposits and US government and agency obligations. In contrast, we decreased the Fund’s exposure to repurchase agreements, certificates of deposit and short-term corporate obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

  The WAM for the Master Fund in which UBS Select Treasury Investor Fund invests was 46 days when the reporting period began. Over the review period, the WAM was increased and, at period end on October 31, 2012, it was 52 days. At the security level, we modestly increased the Master Fund’s exposure to repurchase agreements (backed by Treasury obligations) and reduced its direct exposure to Treasury obligations.

  The WAM for the Master Fund in which UBS Select Tax-Free Investor Fund invests was 20 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on
3

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, the Fund’s WAM was 34 days. Given our expectations for continued low interest rates, we looked to extend the Master Fund’s WAM in an attempt to lock in yield and add additional diversification to the portfolio. This was largely done through the purchase of municipal notes and commercial paper with maturities up to one year. From a sector perspective, we continued to focus our purchases on high-quality municipal issuances of both state and local general obligation debt, as well as essential service revenue obligations. The Master Fund continues to have limited, indirect exposure to the European banking industry, mainly from municipal securities with demand and/or guarantee features linked to banks in the UK and Germany. For the six-month period as a whole, the Master Fund modestly increased its allocation to municipal bonds and notes, while paring its exposure to commercial paper.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	Although overall economic growth in the US economy was mixed during the reporting period, we believe it has enough momentum to continue expanding during the remainder of the year. However, it’s likely that growth will be far from robust. We also believe the Fed will maintain its accommodative monetary policy and the European sovereign debt crisis will continue to trigger periods of market volatility. Finally, continuing regulatory uncertainty has cast a shadow over money market funds for some time now, and will likely continue to do so. Against this backdrop, we anticipate continuing to manage the Funds focusing on risk and liquidity.

4

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Elbridge T. Gerry III
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Investor Fund	UBS Select Tax-Free Investor Fund
UBS Select Treasury Investor Fund	Managing Director
UBS Select Tax-Free Investor Fund	UBS Global Asset Management
Managing Director	(Americas) Inc.
UBS Global Asset Management
(Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—	Portfolio Manager—
UBS Select Prime Investor Fund	UBS Select Tax-Free Investor Fund
UBS Select Treasury Investor Fund	Director
Managing Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

Erin O. Houston
Portfolio Manager—
UBS Select Tax-Free Investor Fund
Director
UBS Global Asset Management (Americas) Inc.

5

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2012. The views and opinions in the letter were current as of December 14, 2012. They are not guarantees of future performance or investment results and should not be taken as investment advice.

Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. The prospectus contains this and other information about the fund. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

6

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2012 to October 31, 2012.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

7

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

8

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Understanding your Fund’s expenses1 (unaudited) (concluded)

UBS Select Prime Investor Fund

	Beginning account value May 1, 2012	Ending account value[2] October 31, 2012	Expenses paid during period[3] 05/01/12 to 10/31/12	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$1.51	0.30%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,023.69	1.53	0.30

UBS Select Treasury Investor Fund

	Beginning account value May 1, 2012	Ending account value[2] October 31, 2012	Expenses paid during period[3] 05/01/12 to 10/31/12	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.71	0.14%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.50	0.71	0.14

UBS Select Tax-Free Investor Fund

	Beginning account value May 1, 2012	Ending account value[2] October 31, 2012	Expenses paid during period[3] 05/01/12 to 10/31/12	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.81	0.16%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.40	0.82	0.16

[1] The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2] “Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3] Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

9

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics	10/31/12	04/30/12	10/31/11
Seven-day current yield after fee waivers
and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers
and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers
and/or expense reimbursements[1]	(0.31)	(0.26)	(0.29)
Seven-day effective yield before fee waivers
and/or expense reimbursements[1]	(0.31)	(0.26)	(0.29)
Weighted average maturity[2]	54 days	50 days	43 days
Net assets (mm)	$339.8	$358.0	$387.8

UBS Select Treasury Investor Fund

Yields and characteristics	10/31/12	04/30/12	10/31/11
Seven-day current yield after fee waivers
and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers
and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers
and/or expense reimbursements[1]	(0.44)	(0.50)	(0.53)
Seven-day effective yield before fee waivers
and/or expense reimbursements[1]	(0.44)	(0.50)	(0.53)
Weighted average maturity[2]	52 days	46 days	47 days
Net assets (mm)	$347.6	$340.6	$309.5

[1] Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2] Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

10

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Investor Fund

Yields and characteristics	10/31/12	04/30/12	10/31/11
Seven-day current yield after fee waivers
and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers
and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers
and/or expense reimbursements[1]	(0.67)	(0.65)	(0.72)
Seven-day effective yield before fee waivers
and/or expense reimbursements[1]	(0.67)	(0.65)	(0.72)
Weighted average maturity[2]	34 days	20 days	20 days
Net assets (mm)	$33.5	$26.5	$33.7

1 Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
2 Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

11

UBS Select Prime Investor Fund
Statement of assets and liabilities—October 31, 2012
(unaudited)

Assets:
Investment in Prime Master Fund (“Master”), at value
(cost—$339,930,958 which approximates cost
for federal income tax purposes)	$339,930,958
Other assets	12,834
Total assets	339,943,792
Liabilities:
Payable to affiliate	39,289
Dividends payable to shareholders	2,893
Accrued expenses and other liabilities	70,191
Total liabilities	112,373
Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 339,825,794 outstanding	339,825,794
Accumulated net realized gain	5,625
Net assets	$339,831,419
Net asset value per share	$1.00

12	See accompanying notes to financial statements

UBS Select Treasury Investor Fund
Statement of assets and liabilities—October 31, 2012
(unaudited)

Assets:
Investment in Treasury Master Fund (“Master”), at value
(cost—$347,639,234 which approximates cost
for federal income tax purposes)	$347,639,234
Other assets	13,330
Total assets	347,652,564
Liabilities:
Dividends payable to shareholders	2,919
Payable to affiliate	1,490
Accrued expenses and other liabilities	45,859
Total liabilities	50,268
Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 347,601,337 outstanding	347,601,337
Accumulated net realized gain	959
Net assets	$347,602,296
Net asset value per share	$1.00

See accompanying notes to financial statements	13

UBS Select Tax-Free Investor Fund
Statement of assets and liabilities—October 31, 2012
(unaudited)

Assets:
Investment in Tax-Free Master Fund (“Master”), at value
(cost—$33,493,717 which approximates cost
for federal income tax purposes)	$33,493,717
Receivable from affiliate	6,558
Other assets	9,720
Total assets	33,509,995
Liabilities:
Dividends payable to shareholders	294
Accrued expenses and other liabilities	44,376
Total liabilities	44,670
Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 33,464,313 outstanding	33,464,313
Accumulated net realized gain	1,012
Net assets	$33,465,325
Net asset value per share	$1.00

14	See accompanying notes to financial statements

UBS Select Prime Investor Fund
Statement of operations

For the six months ended October 31, 2012 (unaudited)
Investment income:
Interest income allocated from Master	$563,958
Securities lending income allocated from Master	39
Expenses allocated from Master	(179,626)
Net investment income allocated from Master	384,371
Expenses:
Service and distribution fees	628,510
Administration fees	179,576
Transfer agency fees	24,721
Professional fees	24,362
Reports and notices to shareholders	12,552
State registration fees	8,553
Trustees’ fees	8,394
Accounting fees	6,050
Insurance fees	2,197
Other expenses	7,906
902,821
Fee waivers and/or expense reimbursements by administrator
and distributor	(536,407)
Net expenses	366,414
Net investment income	17,957
Net realized gain allocated from Master	1,017
Net increase in net assets resulting from operations	$18,974

See accompanying notes to financial statements	15

UBS Select Treasury Investor Fund
Statement of operations

For the six months ended October 31, 2012 (unaudited)
Investment income:
Interest income allocated from Master	$258,605
Expenses allocated from Master	(173,025)
Expense waiver allocated from Master	76
Net investment income allocated from Master	85,656
Expenses:
Service and distribution fees	605,561
Administration fees	173,018
Professional fees	24,395
Transfer agency fees	15,589
State registration fees	10,859
Reports and notices to shareholders	8,793
Trustees’ fees	8,295
Accounting fees	6,050
Insurance fees	2,532
Other expenses	9,414
864,506
Fee waivers and/or expense reimbursements by administrator
and distributor	(796,152)
Net expenses	68,354
Net investment income	17,302
Net realized gain allocated from Master	938
Net increase in net assets resulting from operations	$18,240

16	See accompanying notes to financial statements

UBS Select Tax-Free Investor Fund
Statement of operations

For the six months ended October 31, 2012 (unaudited)
Investment income:
Interest income allocated from Master	$27,265
Expenses allocated from Master	(15,623)
Net investment income allocated from Master	11,642
Expenses:
Service and distribution fees	54,628
Professional fees	24,376
Administration fees	15,608
Trustees’ fees	7,596
State registration fees	7,564
Accounting fees	6,050
Transfer agency fees	2,069
Reports and notices to shareholders	1,770
Insurance fees	188
Other expenses	4,464
124,313
Fee waivers and/or expense reimbursements by administrator
and distributor	(114,233)
Net expenses	10,080
Net investment income	1,562
Net realized loss allocated from Master	(153)
Net increase in net assets resulting from operations	$1,409

See accompanying notes to financial statements	17

UBS Select Prime Investor Fund
Statement of changes in net assets

	For the six months ended October 31, 2012 (unaudited)	For the year ended April 30, 2012
From operations:
Net investment income	$17,957	$40,251
Net realized gain	1,017	10,830
Net increase in net assets resulting
from operations	18,974	51,081
Dividends and distributions to shareholders from:
Net investment income	(17,957)	(40,251)
Net realized gains	—	(7,612)
Total dividends and distributions to shareholders	(17,957)	(47,863)
Net decrease in net assets from
beneficial interest transactions	(18,136,094)	(117,025,542)
Net decrease in net assets	(18,135,077)	(117,022,324)
Net assets:
Beginning of period	357,966,496	474,988,820
End of period	$339,831,419	$357,966,496
Accumulated undistributed net
investment income	$—	$—

18	See accompanying notes to financial statements

UBS Select Treasury Investor Fund
Statement of changes in net assets

	For the six months ended October 31, 2012 (unaudited)	For the year ended April 30, 2012
From operations:
Net investment income	$17,302	$27,901
Net realized gain	938	79
Net increase in net assets resulting
from operations	18,240	27,980
Dividends and distributions to shareholders from:
Net investment income	(17,302)	(27,901)
Net realized gains	—	(585)
Total dividends and distributions to shareholders	(17,302)	(28,486)
Net increase in net assets from
beneficial interest transactions	6,979,222	216,698,134
Net increase in net assets	6,980,160	216,697,628
Net assets:
Beginning of period	340,622,136	123,924,508
End of period	$347,602,296	$340,622,136
Accumulated undistributed net
investment income	$—	$—

See accompanying notes to financial statements	19

UBS Select Tax-Free Investor Fund
Statement of changes in net assets

	For the six months ended October 31, 2012 (unaudited)	For the year ended April 30, 2012
From operations:
Net investment income	$1,562	$3,397
Net realized gain (loss)	(153)	1,453
Net increase in net assets resulting
from operations	1,409	4,850
Dividends and distributions to shareholders from:
Net investment income	(1,562)	(3,397)
Net realized gains	—	(486)
Total dividends and distributions to shareholders	(1,562)	(3,883)
Net increase (decrease) in net assets from
beneficial interest transactions	7,012,889	(15,413,236)
Net increase (decrease) in net assets	7,012,736	(15,412,269)
Net assets:
Beginning of period	26,452,589	41,864,858
End of period	$33,465,325	$26,452,589
Accumulated undistributed net
investment income	$—	$—

20	See accompanying notes to financial statements

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21

UBS Select Prime Investor Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2012 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense
reimbursements by advisor/administrator and distributor[4]	0.60%[5]
Expenses after fee waivers and/or expense
reimbursements by advisor/administrator and distributor[4]	0.30%[5]
Net investment income[4]	0.01%[5]
Supplemental data:
Net assets, end of period (000’s)	$339,831

[1] Commencement of operations.
[2] Amount represents less than $0.0005 per share.
[3] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4] Ratios include the Fund’s share of income and expenses allocated from the Master.
[5] Annualized.

22	See accompanying notes to financial statements

Years ended April 30,			For the period August 1, 2008[1] to April 30, 2009
2012	2011	2010
$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.011
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.011)
(0.000)[2]	(0.000)[2]	(0.000)[2]	—
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.011)
$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.05%	1.08%

0.60%	0.59%	0.58%	0.60%[5]

0.29%	0.30%	0.34%	0.45%[5]
0.01%	0.01%	0.05%	0.77%[5]

$357,966	$474,989	$636,118	$1,512,224

23

UBS Select Treasury Investor Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2012 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense
reimbursement by advisor/administrator and distributor[4]	0.60%[5]
Expenses after fee waivers and/or expense
reimbursement by advisor/administrator and distributor[4]	0.14%[5]
Net investment income[4]	0.01%[5]
Supplemental data:
Net assets, end of period (000’s)	$347,602

[1] Commencement of operations.
[2] Amount represents less than $0.0005 per share.
[3] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4] Ratios include the Fund’s share of income and expenses allocated from the Master.
[5] Annualized.

24	See accompanying notes to financial statements

Years ended April 30,			For the period September 18, 2008[1] to April 30, 2009
2012	2011	2010
$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.001
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.001)
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.001)
$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.01%	0.06%

0.60%	0.64%	0.64%	0.65%[5]

0.07%	0.18%	0.21%	0.40%[5]
0.01%	0.01%	0.01%	0.06%[5]

$340,622	$123,925	$119,016	$191,772

			25

UBS Select Tax-Free Investor Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2012 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense
reimbursement by advisor/administrator and distributor[4]	0.90%[5]
Expenses after fee waivers and/or expense
reimbursement by advisor/administrator and distributor[4]	0.16%[5]
Net investment income[4]	0.01%[5]
Supplemental data:
Net assets, end of period (000’s)	$33,465

[1] Commencement of operations.
[2] Amount represents less than $0.0005 per share.
[3] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[4] Ratios include the Fund’s share of income and expenses allocated from the Master.
[5] Annualized.

26	See accompanying notes to financial statements

Years ended April 30,			For the period September 22, 2008[1] to April 30, 2009
2012	2011	2010
$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.005
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.005)
(0.000)[2]	(0.000)[2]	(0.000)[2]	—
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.005)
$1.00	$1.00	$1.00	$1.00
0.01%	0.02%	0.02%	0.46%

0.88%	0.74%	0.70%	0.72%[5]

0.15%	0.27%	0.28%	0.42%[5]
0.01%	0.01%	0.01%	0.55%[5]

$26,453	$41,865	$62,901	$110,497

			27

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), and UBS Select Tax-Free Investor Fund (“Tax-Free Investor Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Funds commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, Treasury Investor Fund, and Tax-Free Investor Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (1.83% for Prime Investor Fund, 2.19% for Treasury Investor Fund and 2.18% for Tax-Free Investor Fund at October 31, 2012). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

28

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Notes to financial statements (unaudited)

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

29

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Notes to financial statements (unaudited)

Dividends and distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.10% of each Fund’s average daily net assets. At October 31, 2012, Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund owed UBS Global AM $29,285, $29,921, and $2,942, respectively, for administrative services.

UBS Global AM is contractually obligated to waive all or a portion of its administration fees and/or to reimburse certain operating expenses so that the Funds’ total ordinary annual operating expenses through August 31, 2013 (excluding interest expense, if any, and extraordinary items) will not exceed 0.50%. At October 31, 2012, UBS Global AM owed Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund $30,696, $30,200 and $10,427 for fee waivers and/or expense reimbursements, respectively. For the six months ended October 31, 2012, UBS Global AM was contractually obligated to waive $184,573, $172,368 and $61,881 for Prime Investor Fund, Treasury Investor Fund

30

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Notes to financial statements (unaudited)

and Tax-Free Investor Fund, respectively. Each Fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three fiscal years following such waived fees/ reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap.

At October 31, 2012, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS Global AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2013	Expires April 30, 2014	Expires April 30, 2015	Expires April 30, 2016
Prime Investor Fund	$1,849,440	$761,190	$507,968	$395,709	$184,573
Treasury Investor Fund	750,913	207,424	182,030	189,091	172,368
Tax-Free Investor Fund	487,064	168,041	127,602	129,540	61,881

Service and distribution plans
UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) is the principal underwriter of the Funds’ shares. During the six months ended October 31, 2012, the Funds each were contractually obligated to pay UBS Global AM—US monthly distribution (12b-1) and service fees at the annual rates of 0.25% and 0.10%, respectively, of their average daily net assets. At October 31, 2012, Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund owed UBS Global AM—US $102,500, $104,725 and $10,298 for distribution and service fees, respectively. In addition to UBS Global AM’s fee waivers and/or expense reimbursements noted above, in connection with voluntary agreements with the financial intermediaries that are selling each Fund’s shares, UBS Global AM—US has agreed to voluntarily waive fees and/or reimburse fund expenses so that total ordinary annual operating expenses for each Fund do not exceed 0.45%. UBS Global AM has also undertaken to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time. At October 31, 2012, UBS Global AM—US owed Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor

31

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Notes to financial statements (unaudited)

Fund $61,800, $102,956 and $9,371 for these additional fee waivers and/or expense reimbursements, respectively. For the six months ended October 31, 2012, voluntary additional waivers and/or reimbursements by UBS Global AM—US were as follows: Prime Investor Fund, $351,834; Treasury Investor Fund $623,784; and Tax-Free Investor Fund, $52,352, for these purposes; such amount is not subject to future recoupment. There is no guarantee that these additional voluntary amounts will continue to be waived and/or expenses reimbursed.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Prime Investor Fund	For the six months ended October 31, 2012	For the year ended April 30, 2012
Shares sold	179,243,840	490,899,207
Shares repurchased	(197,396,870)	(607,971,284)
Dividends reinvested	16,936	46,535
Net decrease in shares outstanding	(18,136,094)	(117,025,542)

Treasury Investor Fund	For the six months ended October 31, 2012	For the year ended April 30, 2012
Shares sold	156,768,035	649,758,469
Shares repurchased	(149,804,894)	(433,085,512)
Dividends reinvested	16,081	25,177
Net increase in shares outstanding	6,979,222	216,698,134

Tax-Free Investor Fund	For the six months ended October 31, 2012	For the year ended April 30, 2012
Shares sold	30,512,527	37,169,113
Shares repurchased	(23,501,078)	(52,586,187)
Dividends reinvested	1,440	3,838
Net increase (decrease) in shares outstanding	7,012,889	(15,413,236)

32

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Notes to financial statements (unaudited)

Federal tax status
Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Investor Fund and Treasury Investor Fund during the six months ended October 31, 2012 and the fiscal year ended April 30, 2012 was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Investor Fund will be determined at the end of the Fund’s fiscal year ending April 30, 2013. The tax character of distributions paid to shareholders by Tax-Free Investor Fund during the fiscal year ended April 30, 2012 was 87.48% tax-exempt income, 3.99% ordinary income and 8.53% long-term capital gain.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined at the end of the Funds’ fiscal year ending April 30, 2013.

As of and during the period ended October 31, 2012, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2012, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2012, remains subject to examination by the Internal Revenue Service and state taxing authorities.

33

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Investor Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

34

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
US government and agency obligations—21.22%
Federal Farm Credit Bank
0.230%, due 11/01/12[1]	$100,000,000	$99,999,502
0.240%, due 11/01/12[1]	56,750,000	56,752,864
0.300%, due 11/01/12[1]	50,000,000	50,000,338
0.250%, due 04/02/13	86,000,000	86,000,000
Federal Home Loan Bank
0.190%, due 11/01/12[1]	100,000,000	99,980,447
0.210%, due 11/01/12[1]	150,000,000	149,993,137
0.210%, due 11/01/12[1]	150,000,000	149,993,524
0.210%, due 11/01/12[1]	150,000,000	149,993,900
0.350%, due 11/01/12[1]	157,000,000	157,000,000
0.350%, due 11/01/12[1]	50,000,000	50,000,000
Federal Home Loan Mortgage Corp.*
0.360%, due 11/01/12[1]	122,000,000	122,009,440
0.169%, due 11/06/12[1]	265,000,000	264,945,282
US Treasury Notes
1.375%, due 11/15/12	167,750,000	167,828,870
1.375%, due 01/15/13	500,000,000	501,205,125
0.625%, due 02/28/13	75,000,000	75,101,383
2.750%, due 02/28/13	75,000,000	75,628,260
1.375%, due 03/15/13	50,000,000	50,223,661
2.500%, due 03/31/13	80,000,000	80,767,908
1.375%, due 05/15/13	400,000,000	402,495,856
1.125%, due 06/15/13	600,000,000	603,445,798
0.375%, due 07/31/13	213,000,000	213,297,898
3.125%, due 08/31/13	228,900,000	234,436,224
2.750%, due 10/31/13	100,000,000	102,535,020
Total US government and agency obligations (cost—$3,943,634,437)		3,943,634,437
Time deposits—5.79%
Banking-non-US—5.79%
Credit Agricole CIB
0.220%, due 11/01/12	100,000,000	100,000,000
Natixis
0.200%, due 11/01/12	276,000,000	276,000,000

35

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Time deposits—(concluded)
Banking-non-US—(concluded)
Svenska Handelsbanken
0.170%, due 11/01/12	$700,000,000	$700,000,000
Total time deposits (cost—$1,076,000,000)		1,076,000,000
Certificates of deposit—22.76%
Banking-non-US—21.56%
Bank of Nova Scotia
0.262%, due 11/19/12[1]	232,000,000	232,000,000
0.301%, due 11/21/12[1]	250,000,000	250,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.240%, due 01/07/13	255,000,000	255,000,000
0.240%, due 01/10/13	125,000,000	125,000,000
Canadian Imperial Bank of Commerce
0.308%, due 11/13/12[1]	181,000,000	181,000,000
Credit Agricole CIB
0.210%, due 11/01/12	200,000,000	200,000,000
Credit Industriel et Commercial
0.470%, due 01/04/13	250,000,000	250,000,000
DNB Bank ASA
0.400%, due 02/15/13	200,000,000	200,000,000
Mizuho Corporate Bank Ltd.
0.160%, due 11/15/12	300,000,000	300,000,000
National Australia Bank Ltd.
0.360%, due 11/21/12	100,000,000	100,000,000
0.255%, due 04/09/13	150,000,000	150,003,309
Natixis
0.270%, due 12/03/12	500,000,000	500,000,000
Rabobank Nederland NV
0.519%, due 12/27/12[1]	190,000,000	190,000,000
Royal Bank of Canada
0.492%, due 11/06/12[1]	56,000,000	56,000,000
0.487%, due 11/13/12[1]	64,000,000	64,000,000
0.363%, due 01/30/13[1]	30,000,000	30,000,000

36

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Skandinaviska Enskilda Banken AB
0.380%, due 11/19/12	$118,000,000	$118,001,765
Sumitomo Mitsui Banking Corp.
0.320%, due 11/30/12	275,000,000	275,000,000
Swedbank AB
0.200%, due 11/14/12	205,000,000	205,000,000
Toronto-Dominion Bank
0.443%, due 11/02/12[1]	150,000,000	150,000,000
0.304%, due 11/15/12[1]	175,000,000	175,000,000
		4,006,005,074
Banking-US—1.20%
Branch Banking & Trust Co.
0.265%, due 11/04/12[1]	222,750,000	222,750,000
Total certificates of deposit (cost—$4,228,755,074)		4,228,755,074
Commercial paper[2]—42.66%
Asset backed-auto & truck—0.75%
FCAR Owner Trust II
0.280%, due 11/01/12	40,000,000	40,000,000
0.270%, due 01/09/13	100,000,000	99,948,250
		139,948,250
Asset backed-banking US—1.99%
Atlantis One Funding
0.350%, due 11/20/12	50,000,000	49,990,764
0.550%, due 12/05/12	175,000,000	174,909,097
0.250%, due 12/06/12	45,015,000	45,004,059
0.550%, due 12/07/12	100,000,000	99,945,000
		369,848,920
Asset backed-miscellaneous—14.54%
Atlantic Asset Securitization LLC
0.350%, due 11/07/12[3]	100,000,000	99,994,167
0.420%, due 01/11/13[3]	250,000,000	250,000,000
0.400%, due 01/29/13[3]	250,000,000	250,000,000

37

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Barton Capital LLC
0.300%, due 11/01/12	$95,000,000	$95,000,000
Bryant Park Funding LLC
0.360%, due 11/01/12	300,000,000	300,000,000
Cancara Asset Securitisation LLC
0.200%, due 11/14/12	250,000,000	249,981,944
Chariot Funding LLC
0.170%, due 11/15/12	179,290,000	179,278,147
0.260%, due 01/07/13	100,000,000	99,951,611
0.300%, due 02/06/13	85,000,000	84,931,292
0.320%, due 03/12/13	90,000,000	89,895,200
LMA Americas LLC
0.350%, due 11/07/12	100,000,000	99,994,167
0.350%, due 11/08/12	225,000,000	224,984,687
Market Street Funding LLC
0.225%, due 11/15/12	56,062,000	56,057,095
Old Line Funding Corp.
0.350%, due 01/15/13	55,000,000	54,959,896
0.350%, due 02/19/13	100,000,000	99,893,055
Regency Markets No. 1 LLC
0.210%, due 11/14/12	125,000,000	124,990,521
0.210%, due 11/16/12	60,000,000	59,994,750
Versailles Commercial Paper LLC
0.280%, due 11/19/12	200,000,000	199,972,000
Victory Receivables Corp.
0.230%, due 11/09/12	30,000,000	29,998,467
Windmill Funding Corp.
0.240%, due 11/05/12	52,000,000	51,998,613
		2,701,875,612
Banking-non-US—14.64%
ANZ National International Ltd.
0.432%, due 12/06/12[1]	112,000,000	112,000,000
0.410%, due 01/16/13	100,000,000	99,913,444
0.300%, due 03/18/13	50,000,000	49,942,917

38

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Banque et Caisse d’Epargne de l’Etat
0.310%, due 02/01/13	$150,000,000	$149,881,167
Commonwealth Bank of Australia
0.249%, due 11/09/12[1,3]	50,000,000	49,999,891
0.770%, due 01/11/13	165,000,000	164,749,429
Credit Suisse
0.210%, due 12/07/12	100,000,000	99,979,000
DBS Bank Ltd.
0.290%, due 11/06/12	200,000,000	199,991,944
DnB NOR Bank ASA
0.300%, due 02/07/13	200,000,000	199,836,667
Lloyds TSB Bank PLC
0.250%, due 01/10/13	250,000,000	249,878,472
Mitsubishi UFJ Trust & Banking Corp.
0.370%, due 11/06/12	225,000,000	224,988,438
Mizuho Funding LLC
0.260%, due 01/03/13	200,000,000	199,909,000
National Bank of Canada
0.304%, due 11/14/12[1]	50,000,000	50,005,084
Oversea-Chinese Banking Corp. Ltd.
0.200%, due 11/13/12	40,000,000	39,997,333
0.210%, due 11/28/12	78,200,000	78,187,684
Skandinaviska Enskilda Banken AB
0.300%, due 12/10/12	100,000,000	99,967,500
0.240%, due 01/14/13	200,000,000	199,901,333
Sumitomo Mitsui Banking Corp.
0.300%, due 12/14/12	175,000,000	174,937,292
Swedbank AB
0.200%, due 11/13/12	102,000,000	101,993,200
Westpac Securities NZ Ltd.
0.761%, due 01/04/13[1,3]	175,000,000	175,000,000
		2,721,059,795

39

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(concluded)
Banking-US—9.93%
ABN Amro Funding USA LLC
0.410%, due 12/03/12	$120,000,000	$119,956,267
0.350%, due 12/21/12	200,000,000	199,902,778
0.310%, due 01/18/13	72,900,000	72,851,035
Deutsche Bank Financial LLC
0.400%, due 12/18/12	200,000,000	199,895,556
0.500%, due 03/20/13	289,000,000	288,442,069
ING (US) Funding LLC
0.350%, due 11/16/12	175,000,000	174,974,479
0.320%, due 12/12/12	132,350,000	132,301,766
JPMorgan Chase & Co.
0.361%, due 11/26/12[1]	358,000,000	358,000,000
Societe Generale N.A., Inc.
0.210%, due 11/05/12	100,000,000	99,997,667
0.280%, due 12/03/12	200,000,000	199,950,222
		1,846,271,839
Finance-captive automotive—0.81%
Toyota Motor Credit Corp.
0.340%, due 11/26/12	150,000,000	149,964,583
Total commercial paper (cost—$7,928,968,999)		7,928,968,999
Short-term corporate obligations—0.67%
Banking-US—0.67%
Wells Fargo Bank N.A.
0.443%, due 12/22/12[1] (cost—$125,000,000)	125,000,000	125,000,000
Repurchase agreements—6.86%
Repurchase agreement dated 10/25/12
with Barclays Capital, Inc., 0.520%
due 11/01/12, collateralized by various
common stocks; (value—$160,500,051);
proceeds: $150,015,167	150,000,000	150,000,000

40

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/12 with
Bank of America Securities, 0.260%
due 11/01/12, collateralized by
$101,005,500 US Treasury Notes, 0.250%
to 0.875% due 04/30/14 to 01/31/17;
(value—$102,000,062); proceeds:
$100,000,722	$100,000,000	$100,000,000
Repurchase agreement dated 10/31/12 with
Bank of America Securities, 0.280% due
11/01/12, collateralized by $298,858,600
US Treasury Bills, zero coupon due
01/10/13 to 08/22/13 and $6,786,000 US
Treasury Notes, 4.125% due 05/15/15;
(value—$306,000,049); proceeds:
$300,002,333	300,000,000	300,000,000
Repurchase agreement dated 10/31/12 with
Barclays Capital, Inc., 0.420% due
11/01/12, collateralized by common
stock; (value—$53,500,508); proceeds:
$50,000,583	50,000,000	50,000,000
Repurchase agreement dated 10/31/12 with
Barclays Capital, Inc., 0.470% due
11/01/12, collateralized by various
common stocks, preferred stocks
and warrants; (value—$321,000,016);
proceeds: $300,003,917	300,000,000	300,000,000
Repurchase agreement dated 10/31/12 with
Barclays Capital, Inc., 0.520% due
11/07/12, collateralized by various
common stocks, convertible bonds and
preferred stocks; (value—$167,764,394);
proceeds: $150,015,167	150,000,000	150,000,000
Repurchase agreement dated 10/31/12 with
Deutsche Bank Securities, Inc., 0.280% due
11/01/12, collateralized by $128,564,700
US Treasury Notes, 0.500% due 07/31/17;
(value—$127,500,056); proceeds:
$125,000,972	125,000,000	125,000,000

41

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/12 with
Goldman Sachs & Co., 0.250% due
11/01/12, collateralized by $101,304,000
Federal Farm Credit Bank, zero coupon
to 5.750% due 10/28/13 to 10/16/24;
(value—$102,000,546); proceeds:
$100,000,694	$100,000,000	$100,000,000
Total repurchase agreements (cost—$1,275,000,000)		1,275,000,000
Total investments (cost—$18,577,358,510
which approximates cost for federal income tax
purposes)—99.96%		18,577,358,510
Other assets in excess of liabilities—0.04%		8,196,129
Net assets—100.00%		$18,585,554,639

42

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Affiliated issuer activity

The table below details the Fund’s transaction activity in an affiliated issuer during the six months ended October 31, 2012. The advisor earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to the financial statements for further information.

Security description	Value at 04/30/12	Purchases during the six months ended 10/31/12	Sales during the six months ended 10/31/12	Value at 10/31/12	Net income earned from affiliate for the six months ended 10/31/12
UBS Private Money
Market Fund LLC	$—	$448,800,000	$448,800,000	$—	$1,585

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and
agency obligations	$—	$3,943,634,437	$—	$3,943,634,437
Time deposits	—	1,076,000,000	—	1,076,000,000
Certificates of deposit	—	4,228,755,074	—	4,228,755,074
Commercial paper	—	7,928,968,999	—	7,928,968,999
Short-term
corporate
obligations	—	125,000,000	—	125,000,000
Repurchase
agreements	—	1,275,000,000	—	1,275,000,000
Total	$—	$18,577,358,510	$—	$18,577,358,510

At October 31, 2012, there were no transfers between Level 1 and Level 2.

43

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Issuer breakdown by country or territory of origin

Percentage of
total investments
United States	57.2%
Japan	9.2
Sweden	7.7
France	7.1
Canada	6.4
Australia	4.9
Norway	2.2
Singapore	1.7
United Kingdom	1.3
Netherlands	1.0
Luxembourg	0.8
Switzerland	0.5
Total	100.0%

Portfolio footnotes

* On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1] Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2012 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2] Rates shown are the discount rates at date of purchase.
[3] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.44% of net assets as of October 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

44	See accompanying notes to financial statements

Treasury Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
US government obligations—46.77%
US Treasury Bills
0.105%, due 11/23/12[1]	$500,000,000	$499,967,917
0.100%, due 12/20/12[1]	250,000,000	249,965,972
0.111%, due 12/27/12[1]	250,000,000	249,956,833
0.130%, due 04/04/13[1]	200,000,000	199,888,778
US Treasury Notes
1.375%, due 11/15/12	1,318,000,000	1,318,621,525
4.000%, due 11/15/12	63,000,000	63,091,890
0.500%, due 11/30/12	175,000,000	175,053,018
1.125%, due 12/15/12	100,000,000	100,115,392
1.375%, due 01/15/13	450,000,000	451,138,174
2.875%, due 01/31/13	272,000,000	273,835,215
1.375%, due 02/15/13	970,000,000	973,383,584
0.625%, due 02/28/13	60,000,000	60,081,106
2.750%, due 02/28/13	550,000,000	554,630,430
1.375%, due 03/15/13	150,000,000	150,670,983
2.500%, due 03/31/13	300,000,000	302,848,541
0.625%, due 04/30/13	505,000,000	506,123,615
1.375%, due 05/15/13	400,000,000	402,484,641
1.125%, due 06/15/13	717,500,000	721,630,380
3.375%, due 07/31/13	173,000,000	177,114,396
Total US government obligations (cost—$7,430,602,390)		7,430,602,390
Repurchase agreements—50.63%
Repurchase agreement dated 10/31/12 with Bank
of America Securities, 0.260% due 11/01/12,
collateralized by $399,200 US Treasury Bills,
zero coupon due 01/10/13, $349,829,900
US Treasury Bonds, 5.250% to 10.625%
due 08/15/15 to 11/15/28, $245,225,500
US Treasury Inflation Index Bonds, 2.375%
to 3.875% due 01/15/27 to 04/15/29,
$252,778,100 US Treasury Inflation Index
Notes, 1.875% to 2.500% due 07/15/15 to
07/15/16 and $1,231,414,600 US Treasury
Notes, 0.250% to 3.125% due 01/15/13
to 01/31/19; (value—$2,550,000,080);
proceeds: $2,500,018,056	2,500,000,000	2,500,000,000

45

Treasury Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/29/12
with Barclays Capital, Inc., 0.180%
due 11/05/12, collateralized by
$335,175,900 US Treasury Bond Principal
Strips, zero coupon due 02/15/16 to
02/15/42, $1,184,566,362 US Treasury
Bond Strips, zero coupon due 11/15/12
to 05/15/39 and $4,142,300 US
Treasury Inflation Index Notes, 2.000%
due 01/15/14; (value—$1,020,000,000);
proceeds: $1,000,035,000	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 10/31/12
with Barclays Capital, Inc., 0.300%
due 11/01/12, collateralized by
$301,742,800 US Treasury Notes, 0.250%
due 07/15/15; (value—$300,900,003);
proceeds: $295,002,458	295,000,000	295,000,000
Repurchase agreement dated 10/31/12
with BNP Paribas Securities Corp.
0.280% due 11/01/12, collateralized
by $1,900 US Treasury Inflation Index
Notes, 0.125% due 04/15/17 and
$610,754,600 US Treasury Notes, 0.250%
to 2.625% due 12/15/13 to 10/31/19;
(value—$612,000,020); proceeds:
$600,004,667	600,000,000	600,000,000
Repurchase agreement dated 10/29/12
with Deutsche Bank Securities Inc.,
0.200% due 11/05/12, collateralized by
$104,448,200 US Treasury Bond Principal
Strips, zero coupon due 02/15/21 to
05/15/42, $258,509,995 US Treasury
Bond Strips, zero coupon due 02/15/25
to 05/15/40 $277,666,900 US Treasury
Bonds, 4.625% to 7.625% due 11/15/22
to 02/15/40 and $161,586,600 US Treasury
Notes, 0.250% to 3.375% due 12/31/13
to 11/15/19; (value—$765,000,055);
proceeds: $750,029,167	750,000,000	750,000,000

46

Treasury Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/12
with Deutsche Bank Securities Inc.,
0.280% due 11/01/12, collateralized
by $541,534,500 US Treasury Notes,
0.750% to 4.000% due 10/31/13 to
10/31/17; (value—$571,200,117);
proceeds: $560,004,356	$560,000,000	$560,000,000
Repurchase agreement dated 10/30/12
with Goldman Sachs & Co., 0.120%
due 11/06/12, collateralized by
$1,000,545,100 US Treasury Notes,
0.250% to 1.500% due 05/31/14 to
03/31/19; (value—$1,020,000,022);
proceeds: $1,000,023,333	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/12
with Goldman Sachs & Co., 0.150%
due 11/01/12, collateralized by
$727,553,320 US Treasury Bonds, 3.875%
to 11.250% due 02/15/15 to 08/15/40
and $417,509,400 US Treasury Notes,
0.250% to 1.750% due 01/31/14 to
05/31/14; (value—$1,366,800,078);
proceeds: $1,340,005,583	1,340,000,000	1,340,000,000
Total repurchase agreements (cost—$8,045,000,000)		8,045,000,000
Total investments (cost—$15,475,602,390
which approximates cost for federal
income tax purposes)—97.40%		15,475,602,390
Other assets in excess of liabilities—2.60%		413,812,040
Net assets—100.00%		$15,889,414,430

47

Treasury Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government
obligations	$—	$7,430,602,390	$—	$7,430,602,390
Repurchase
agreements	—	8,045,000,000	—	8,045,000,000
Total	$—	$15,475,602,390	$—	$15,475,602,390

At October 31, 2012, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1 Rates shown are the discount rates at date of purchase.

48	See accompanying notes to financial statements

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—81.04%
Alabama—0.44%
Birmingham Special Care Facilities Financing
Authority Revenues Refunding
(Methodist Home Aging),
0.210%, VRD	$5,230,000	$5,230,000
Mobile County Industrial Development Authority
Pollution Control Revenue Refunding
(ExxonMobil Project),
0.230%, VRD	1,525,000	1,525,000
		6,755,000
Alaska—0.64%
Alaska International Airports Revenue Refunding
(System), Series A,
0.220%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue Refunding
(Exxon Pipeline Co. Project),
0.220%, VRD	2,770,000	2,770,000
		9,770,000
Arizona—0.54%
AK-Chin Indian Community Revenue,
0.240%, VRD	4,300,000	4,300,000
Pima County Industrial Development Authority
Industrial Revenue
(Tucson Electric Power Co.-Irvington Project),
0.210%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power
District Electric Systems Revenue (Barclays
Capital Municipal Trust Receipts, Series 9W),
0.230%, VRD[1,2]	3,750,000	3,750,000
		8,350,000
California—1.95%
California Infrastructure & Economic Development Bank
Revenue (Jewish Community Center), Series A,
0.260%, VRD	2,700,000	2,700,000
California State Economic Recovery, Series C-5,
0.250%, VRD	9,000,000	9,000,000

49

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California State Revenue Anticipation Notes, Series A-2,
2.500%, due 06/20/13	$16,000,000	$16,208,867
San Diego County Certificates of Participation
(San Diego Foundation),
0.200%, VRD	2,000,000	2,000,000
		29,908,867
Colorado—2.15%
Aurora Water Improvement Revenue (JP Morgan
PUTTERs, Series 2010) (AMBAC Insured),
0.240%, VRD[1,2]	11,965,000	11,965,000
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Board Program), Series C-6,
0.230%, VRD	2,020,000	2,020,000
Denver City & County Certificates of
Participation Refunding,
Series A1,
0.230%, VRD	3,250,000	3,250,000
Series A2,
0.230%, VRD	14,060,000	14,060,000
Series A3,
0.230%, VRD	1,700,000	1,700,000
		32,995,000
Connecticut—0.70%
Connecticut State (JP Morgan PUTTERs,
Series 1170) (FGIC Insured),
0.240%, VRD[1,2]	10,705,000	10,705,000
District of Columbia—0.92%
District of Columbia Revenue
(German Marshall Fund of the United States),
0.210%, VRD	4,000,000	4,000,000
District of Columbia Tax &
Revenue Anticipation Notes,
2.000%, due 09/30/13	10,000,000	10,162,897
		14,162,897

50

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Florida—2.84%
Gainesville Utilities System Revenue, Series A,
0.200%, VRD	$2,480,000	$2,480,000
Hillsborough County School Board Certificates of
Participation (Master Lease Program), Series C,
0.230%, VRD	32,115,000	32,115,000
Orlando & Orange County Expressway Authority
Revenue Refunding, Series C-4 (AGM Insured),
0.200%, VRD	6,000,000	6,000,000
Pinellas County Health Facilities Authority Revenue
(Baycare Health), Series A1,
0.260%, VRD	3,000,000	3,000,000
		43,595,000
Georgia—2.72%
Cobb County Tax Anticipation Notes,
1.500%, due 11/30/12	10,000,000	10,010,619
Forsyth County Water & Sewer Authority
Revenue (JP Morgan PUTTERs, Series 2253)
(AGM Insured),
0.250%, VRD[1,2]	4,750,000	4,750,000
Fulton County General Fund Tax
Anticipation Notes,
1.000%, due 12/28/12	10,000,000	10,013,071
Georgia State, Series G,
5.000%, due 12/01/12	4,000,000	4,016,016
Private Colleges & Universities Authority
Revenue (Emory University), Series B-1,
0.180%, VRD	1,300,000	1,300,000
Private Colleges & Universities Authority Revenue
Refunding (Mercer University), Series C,
0.220%, VRD	8,295,000	8,295,000

51

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—(continued)
Georgia—(concluded)
Thomasville Hospital Authority
Revenue Anticipation Certificates
(John Archbold), Series B,
0.210%, VRD	$3,395,000	$3,395,000
		41,779,706
Idaho—0.53%
Idaho Tax Anticipation Notes,
2.000%, due 06/28/13	8,000,000	8,094,064
Illinois—6.47%
Chicago Board of Education Refunding
(Dedicated Revenues),
Series A-1,
0.210%, VRD	15,600,000	15,600,000
Series A-2,
0.190%, VRD	5,900,000	5,900,000
Chicago (Neighborhoods Alive 21),
Series B,
0.210%, VRD	13,000,000	13,000,000
City of Chicago,
Series D-1,
0.210%, VRD	21,540,000	21,540,000
Series D-2,
0.210%, VRD	5,300,000	5,300,000
Chicago Sales Tax Revenue Refunding,
0.270%, VRD	3,840,000	3,840,000
Chicago Water Revenue (Second Lien),
Subseries 2000-1,
0.270%, VRD	9,700,000	9,700,000
Subseries 2000-2,
0.270%, VRD	4,800,000	4,800,000
Illinois Development Finance Authority Revenue
(Chicago Symphony Orchestra),
0.220%, VRD	2,100,000	2,100,000

52

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.190%, VRD	$8,100,000	$8,100,000
Illinois Finance Authority Revenue Refunding
(Swedish Covenant), Series A,
0.200%, VRD	5,000,000	5,000,000
Quad Cities Regional Economic Development
Authority Revenue (Two Rivers YMCA Project),
0.250%, VRD	4,460,000	4,460,000
		99,340,000
Indiana—4.72%
Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.220%, VRD	5,000,000	5,000,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy Industrial Project),
Series A-5,
0.200%, VRD	11,950,000	11,950,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy, Inc. Project),
Series A-4,
0.220%, VRD	29,900,000	29,900,000
Indiana Municipal Power Agency Power Supply
Systems Revenue Refunding, Series A,
0.210%, VRD	4,440,000	4,440,000
Indiana State Finance Authority Revenue Refunding
(Trinity Health), Series D-1,
0.190%, VRD	2,200,000	2,200,000
Indianapolis Multi-Family Housing Revenue
(Capital Place-Covington) (FNMA Insured),
0.200%, VRD	10,600,000	10,600,000
Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.220%, VRD	8,400,000	8,400,000
		72,490,000

53

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—(continued)
Iowa—0.18%
Iowa Finance Authority Private College Revenue
Facilities (Morningside College Project),
0.250%, VRD	$2,695,000	$2,695,000
Kentucky—3.22%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust), Series A,
0.230%, VRD	8,455,000	8,455,000
Christian County Association of County’s Leasing
Trust Lease Program,
Series A,
0.230%, VRD	2,990,000	2,990,000
Series B,
0.230%, VRD	20,495,000	20,495,000
Shelby County Lease Revenue, Series A,
0.230%, VRD	7,295,000	7,295,000
Trimble County Association of Counties Leasing
Trust Lease Program Revenue, Series A,
0.230%, VRD	6,335,000	6,335,000
Williamstown League of Cities Funding Trust Lease
Revenue, Series A,
0.210%, VRD	3,835,000	3,835,000
		49,405,000
Louisiana—2.14%
East Baton Rouge Parish Industrial Development
Board, Inc. Revenue (ExxonMobil Project),
Series A,
0.220%, VRD	18,650,000	18,650,000
Series B (Mandatory Put 11/1/12 @ 100),
0.220%, VRD	14,200,000	14,200,000
		32,850,000

54

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—(continued)
Maryland—1.25%
Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.230%, VRD	$11,515,000	$11,515,000
Series A-7,
0.230%, VRD	2,950,000	2,950,000
Series A-9,
0.240%, VRD	4,650,000	4,650,000
		19,115,000
Massachusetts—4.14%
Massachusetts Development Finance Agency
Revenue (Boston University), Series U-6E,
0.190%, VRD	2,800,000	2,800,000
Massachusetts Development Finance Agency Revenue
Refunding (Higher Education-Smith College),
0.190%, VRD	3,321,000	3,321,000
Massachusetts Health & Educational Facilities
Authority Revenue (Citigroup ROCS
RR-II-R-11585),
0.210%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood), Series C,
0.230%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program), Series N,
0.230%, VRD	3,880,000	3,880,000
Massachusetts Revenue Anticipation Notes, Series A,
2.000%, due 04/25/13	16,000,000	16,140,686
Massachusetts State Department of Transportation
Metropolitan Highway System Revenue
(Senior), Series A-1,
0.250%, VRD	24,500,000	24,500,000

55

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
University of Massachusetts Building Authority
Revenue Refunding, Series 1,
0.190%, VRD	$50,000	$50,000
		63,486,686
Michigan—2.23%
Green Lake Township Economic Development
Corp. Revenue Refunding (Interlochen
Center Project),
0.230%, VRD	3,900,000	3,900,000
Michigan Finance Authority Revenue Aid Notes,
Series B-1,
2.000%, due 08/20/13	8,275,000	8,380,457
University of Michigan Refunding (Hospital),
Series A-2,
0.240%, VRD	10,700,000	10,700,000
University of Michigan Refunding
(Medical Service Plan), Series A-1,
0.240%, VRD	3,100,000	3,100,000
University of Michigan Revenue (Hospital),
Series A,
0.240%, VRD	8,135,000	8,135,000
		34,215,457
Minnesota—1.45%
Minnesota State Trunk Highway, Series B,
5.000%, due 08/01/13	5,850,000	6,058,666
Rochester Health Care Facilities Revenue
(Mayo Clinic), Series B,
0.190%, VRD	5,200,000	5,200,000
St. Paul Independent School District
No. 625, Tax Anticipation Certificates
of Indebtedness, Series C,
0.750%, due 12/10/12	11,000,000	11,006,831
		22,265,497

56

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—(continued)
Mississippi—2.03%
Mississippi Business Finance Commission Gulf
Opportunity Zone (Chevron USA, Inc. Project),
Series D,
0.220%, VRD	$14,000,000	$14,000,000
Series E,
0.230%, VRD	7,300,000	7,300,000
Series G,
0.210%, VRD	4,000,000	4,000,000
Series I,
0.210%, VRD	1,000,000	1,000,000
Series K,
0.220%, VRD	3,000,000	3,000,000
Series L,
0.230%, VRD	1,800,000	1,800,000
		31,100,000
Missouri—1.85%
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Ascension Healthcare), Series C-5,
0.210%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(De Smet Jesuit High School),
0.250%, VRD	4,190,000	4,190,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Washington University),
Series C,
0.210%, VRD	15,200,000	15,200,000
Series D,
0.210%, VRD	5,800,000	5,800,000
		28,390,000

57

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—(continued)
Nebraska—0.62%
Lancaster County Hospital Authority No.1
Hospital Revenue Refunding (Bryanlgh
Medical Center), Series B-1,
0.250%, VRD	$9,430,000	$9,430,000
Nevada—0.58%
City of Las Vegas, Series C,
0.240%, VRD	8,900,000	8,900,000
New Jersey—0.26%
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.),
Series C,
0.200%, VRD	4,000,000	4,000,000
New York—5.33%
Long Island Power Authority, Series C,
0.180%, VRD	4,700,000	4,700,000
New York City Housing Development Corp.
Revenue (Royal Properties),
Series A, (FNMA Insured),
0.200%, VRD	11,000,000	11,000,000
New York City Municipal Finance Authority
Water & Sewer Systems Revenue
(Second General Fiscal 2008), Series BB-1,
0.180%, VRD	15,000,000	15,000,000
New York City Municipal Finance Authority
Water & Sewer Systems Revenue
(Second Generation Fiscal 2008), Series BB-5,
0.190%, VRD	5,900,000	5,900,000
New York City Transitional Finance Authority
Revenue (New York City Recovery),
Series 3, Subseries 3-B,
0.190%, VRD	6,600,000	6,600,000
New York City Trust for Cultural Resources Revenue
Refunding (American Museum of Natural
History), Series A2,
0.220%, VRD	6,770,000	6,770,000

58

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City,
Subseries G-4,
0.200%, VRD	$8,000,000	$8,000,000
Subseries L-6,
0.190%, VRD	14,890,000	14,890,000
New York State Dormitory Authority Revenue State
Supported Debt (City University), Series D,
0.200%, VRD	2,200,000	2,200,000
New York State Housing Finance Agency
Revenue (316 11th Avenue Housing),
Series A (FNMA Insured),
0.200%, VRD	4,700,000	4,700,000
Triborough Bridge & Tunnel Authority Revenues
(General), Series B,
0.190%, VRD	2,080,000	2,080,000
		81,840,000
North Carolina—7.68%
Charlotte Water & Sewer System
Revenue Refunding,
Series B,
0.190%, VRD	12,760,000	12,760,000
Series C,
0.220%, VRD	30,000,000	30,000,000
Guilford County, Series B,
0.190%, VRD	1,855,000	1,855,000
Mecklenburg County, Series B,
0.210%, VRD	33,730,000	33,730,000
New Hanover County (School),
0.210%, VRD	2,485,000	2,485,000
North Carolina (Public Improvement), Series D,
0.210%, VRD	6,000,000	6,000,000

59

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
North Carolina Capital Facilities Finance
Agency Educational Facilities Revenue
(Campbell University),
0.210%, VRD	$5,425,000	$5,425,000
University of North Carolina Chapel
Hill Revenue, Series B,
0.240%, VRD	25,545,000	25,545,000
		117,800,000
Ohio—0.78%
Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.220%, VRD[1,2]	2,800,000	2,800,000
Ohio (Common Schools), Series B,
0.180%, VRD	1,500,000	1,500,000
Ohio Higher Educational Facilities Commission
Revenue (JP Morgan PUTTERs, Series 3244Z),
0.220%, VRD[1,2]	2,845,000	2,845,000
Ohio Higher Educational Facilities Revenue
(Oberlin College Project),
0.220%, VRD	4,800,000	4,800,000
		11,945,000
Oregon—1.44%
Oregon State, General Obligation, Ltd. Notes, Series A,
2.000%, due 06/28/13	21,500,000	21,753,467
Salem Hospital Facility Authority Revenue
(Salem Hospital Project), Series B,
0.210%, VRD	400,000	400,000
		22,153,467
Pennsylvania—3.40%
Allegheny County Higher Education Building
Authority University Revenue Refunding
(Carnegie Mellon University),
0.210%, VRD	5,900,000	5,900,000

60

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue, Series C,
0.200%, VRD	$5,000,000	$5,000,000
Pennsylvania Higher Educational Facilities Authority
College & University Revenues (St. Joseph’s
University), Series A,
0.190%, VRD	2,000,000	2,000,000
Pennsylvania State University Refunding, Series B,
(Mandatory Put 06/01/13 @100),
0.220%, due 06/01/13	5,235,000	5,235,000
Philadelphia Authority for Industrial Development
Lease Revenue Refunding, Series B-3,
0.200%, VRD	5,325,000	5,325,000
Pittsburgh Water & Sewer Authority Water &
Sewer Systems Revenue (1st Lien), Series B2,
0.190%, VRD	11,400,000	11,400,000
University of Pittsburgh of the Commonwealth
Systems of Higher Education,
2.000%, due 07/02/13	6,000,000	6,071,385
Washington County Authority Refunding
(University of Pennsylvania),
0.180%, VRD	3,475,000	3,475,000
Washington County Hospital Authority Revenue
(Monongahela Valley Hospital Project) Series A,
0.220%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development
Authority Revenue (Excela Health Project),
Series B,
0.220%, VRD	5,265,000	5,265,000
		52,211,385
South Carolina—1.38%
Charleston County School District Bonds
Anticipation Notes, Series A, (SCSDE Insured),
2.000%, due 11/06/12	5,000,000	5,001,247

61

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—(continued)
South Carolina—(concluded)
Piedmont Municipal Power Agency Electric
Revenue Refunding, Series C,
0.200%, VRD	$10,950,000	$10,950,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding (Anmed
Health Project), Series C,
0.210%, VRD	1,995,000	1,995,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Regional Medical Center of Orangeburg),
0.200%, VRD	3,150,000	3,150,000
		21,096,247
Tennessee—0.86%
Metropolitan Government of Nashville & Davidson
County Health & Educational Facilities Board
Revenue (Vanderbilt University), Series A-1,
0.180%, VRD	8,600,000	8,600,000
Sevier County Public Building Authority (Local
Government Public Improvement), Series B-1,
0.210%, VRD	4,635,000	4,635,000
		13,235,000
Texas—7.30%
Alamo Community College District (Citigroup
ROCS Series RR-II-R-883WF) (FGIC Insured),
0.200%, VRD[1,2]	7,750,000	7,750,000
City of Houston Tax & Revenue Anticipation Notes,
2.000%, due 06/28/13	15,000,000	15,176,377
Harris County Cultural Educational Facilities
Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.230%, VRD	7,620,000	7,620,000
Subseries C-2,
0.230%, VRD	3,000,000	3,000,000

62

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(continued)
Harris County Health Facilities Development
Corp. Revenue Refunding
(Methodist Hospital Systems),
Series A-1,
0.230%, VRD	$1,700,000	$1,700,000
Series A-2,
0.230%, VRD	4,800,000	4,800,000
Harris County Tax Anticipation Notes,
1.000%, due 02/28/13	7,000,000	7,018,658
Houston Higher Education Finance Corp. Higher
Education Revenue (Rice University Project),
Series A,
0.240%, VRD	1,800,000	1,800,000
San Antonio Hotel Occupancy Revenue Refunding
(Sub Lien),
0.210%, VRD	4,220,000	4,220,000
Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series A,
0.200%, VRD	4,200,000	4,200,000
Series B,
0.200%, VRD	4,000,000	4,000,000
Texas (JP Morgan PUTTERs, Series 3238),
0.220%, VRD[1,2]	2,165,000	2,165,000
Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.240%, VRD[1,2]	6,670,000	6,670,000
Texas State Mobility, Series B,
0.200%, VRD	7,165,000	7,165,000
Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.220%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes,
Series A,
2.500%, due 08/30/13	30,000,000	30,564,450

63

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
University of Texas (Financing Systems),
Series B,
0.170%, VRD	$805,000	$805,000
		111,984,485
Utah—0.53%
Utah Transit Authority Sales Tax Revenue,
Subseries A,
0.250%, VRD	3,035,000	3,035,000
Subseries B,
0.260%, VRD	5,100,000	5,100,000
		8,135,000
Vermont—0.43%
Winooski Special Obligation Refunding, Series A,
0.200%, VRD	6,585,000	6,585,000
Virginia—2.48%
Albermarle County Economic Development
Authority Hospital Revenue
(Martha Jefferson Hospital), Series A,
0.190%, VRD	10,150,000	10,150,000
Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical), Series D,
0.210%, VRD	5,400,000	5,400,000
Virginia Commonwealth University, Series A,
0.210%, VRD	22,550,000	22,550,000
		38,100,000
Washington—3.11%
Central Puget Sound Regional Transportation
Authority Sales & Use Tax Revenue
(JP Morgan PUTTERs, Series 2643Z),
0.220%, VRD[1,2]	4,995,000	4,995,000
Energy Northwest Electric Revenue (JP Morgan
PUTTERs, Series 1282) (AMBAC-TCRs Insured),
0.240%, VRD[1,2]	15,370,000	15,370,000

64

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Washington—(concluded)
King County Sewer Revenue (Junior Lien), Series A,
0.220%, VRD	$10,575,000	$10,575,000
Seattle Water System Revenue (Morgan
Stanley Floater Certificates, Series 2170)
(AGM Insured),
0.240%, VRD[1,2]	5,085,000	5,085,000
Washington (JP Morgan PUTTERs, Series 2650Z)
(AGM Insured),
0.230%, VRD[1,2]	3,995,000	3,995,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(New Haven Apartments) (FNMA Insured),
0.210%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(Washington Terrace),
0.220%, VRD	3,750,000	3,750,000
		47,670,000
Wisconsin—0.65%
Wisconsin Center District Tax Revenue, Series A,
0.200%, VRD	10,000,000	10,000,000
Wyoming—1.10%
Sweetwater County Pollution Control Revenue
Refunding (PacifiCorp Project), Series A,
0.220%, VRD	16,100,000	16,100,000
Uinta County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.210%, VRD	800,000	800,000
		16,900,000
Total municipal bonds and notes (cost—$1,243,453,758)		1,243,453,758

65

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—18.59%
California—0.68%
California State Health Facilities Financing
(Stanford Hospital),
Series B-2, Subseries 1,
0.180%, due 01/15/13	$6,000,000	$6,000,000
Subseries 2,
0.170%, due 12/05/12	4,500,000	4,500,000
		10,500,000
Connecticut—0.51%
Yale University,
0.170%, due 11/08/12	7,775,000	7,775,000
Florida—0.33%
Florida Local Government,
0.180%, due 11/07/12	5,039,000	5,039,000
Illinois—0.49%
Illinois Educational Facilities Authority Revenue,
0.180%, due 12/03/12	7,485,000	7,485,000
Kentucky—1.30%
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.520%, due 12/13/12	20,000,000	20,000,000
Maryland—1.46%
Johns Hopkins University,
0.150%, due 11/01/12	9,000,000	9,000,000
0.190%, due 02/06/13	8,929,000	8,929,000
0.190%, due 02/19/13	4,500,000	4,500,000
		22,429,000
Minnesota—2.67%
Mayo Clinic,
0.170%, due 11/06/12	20,000,000	20,000,000
0.180%, due 11/06/12	10,000,000	10,000,000
University of Minnesota Regents,
0.170%, due 11/13/12	11,000,000	11,000,000
		41,000,000

66

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Missouri—1.92%
University of Missouri,
0.170%, due 11/01/12	$3,500,000	$3,500,000
0.180%, due 11/15/12	11,000,000	11,000,000
0.200%, due 12/06/12	15,000,000	15,000,000
		29,500,000
New York—0.65%
Metropolitan Transportation Authority,
0.160%, due 11/06/12	10,000,000	10,000,000
Pennsylvania—0.52%
Montgomery County,
0.180%, due 11/15/12	8,000,000	8,000,000
Tennessee—0.52%
Vanderbilt University,
0.200%, due 02/05/13	8,000,000	8,000,000
Texas—3.32%
University of Texas,
0.160%, due 11/08/12	18,000,000	18,000,000
0.180%, due 12/03/12	12,896,000	12,896,000
0.170%, due 12/05/12	10,000,000	10,000,000
0.190%, due 02/07/13	10,000,000	10,000,000
		50,896,000
Virginia—2.20%
University of Virginia,
0.170%, due 11/07/12	12,000,000	12,000,000
0.170%, due 11/15/12	7,735,000	7,735,000
0.180%, due 12/06/12	6,000,000	6,000,000
0.180%, due 02/06/13	8,000,000	8,000,000
		33,735,000

67

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Washington—1.30%
University of Washington,
0.170%, due 12/03/12	$10,000,000	$10,000,000
0.170%, due 12/04/12	10,000,000	10,000,000
		20,000,000
Wisconsin—0.72%
City of Milwaukee,
0.240%, due 11/01/12	7,000,000	7,000,000
0.250%, due 12/12/12	4,000,000	4,000,000
		11,000,000
Total tax-exempt commercial paper (cost—$285,359,000)		285,359,000
Total investments (cost—$1,528,812,758
which approximates cost for federal income
tax purposes)—99.63%		1,528,812,758
Other assets in excess of liabilities—0.37%		5,662,936
Net assets—100.00%		$1,534,475,694

68

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds
and notes	$—	$1,243,453,758	$—	$1,243,453,758
Tax-exempt
commercial paper	—	285,359,000	—	285,359,000
Total	$—	$1,528,812,758	$—	$1,528,812,758

At October 31, 2012, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 6.27% of net assets as of October 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2012 and reset periodically.
See accompanying notes to financial statements	69

Master Trust

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2012 to October 31, 2012.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

70

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

71

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value May 1, 2012	Ending account value October 31, 2012	Expenses paid during period[1] 05/01/12 to 10/31/12	Expense ratio during the period
Actual	$1,000.00	$1,001.10	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund

	Beginning account value May 1, 2012	Ending account value October 31, 2012	Expenses paid during period[1] 05/01/12 to 10/31/12	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund

	Beginning account value May 1, 2012	Ending account value October 31, 2012	Expenses paid during period[1] 05/01/12 to 10/31/12	Expense ratio during the period
Actual	$1,000.00	$1,000.40	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

72

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/12	04/30/12	10/31/11
Weighted average maturity[1]	54 days	50 days	43 days
Net assets (bln)	$18.6	$15.7	$17.1

Portfolio composition[2]	10/31/12	04/30/12	10/31/11
Commercial paper	42.6%	35.4%	40.8%
Certificates of deposit	22.8	28.0	16.3
US government and agency obligations	21.2	19.6	24.5
Repurchase agreements	6.9	12.1	8.6
Time deposits	5.8	1.9	4.9
Short-term corporate obligations	0.7	3.0	3.0
Bank note	—	—	2.1
Other assets less liabilities	0.0 [3]	0.0 [3]	(0.2)
Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.
[3]	Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

73

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/12	04/30/12	10/31/11
Weighted average maturity[1]	52 days	46 days	47 days
Net assets (bln)	$15.9	$13.0	$12.6

Portfolio composition[2]	10/31/12	04/30/12	10/31/11
Repurchase agreements	50.6%	50.1%	53.5%
US government obligations	46.8	49.8	48.3
Other assets less liabilities	2.6	0.1	(1.8)
Total	100.0%	100.0%	100.0%

1 The Master Fund is actively managed, and its weighted average maturity will differ over time.
2 Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

74

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/12	04/30/12	10/31/11
Weighted average maturity[1]	34 days	20 days	20 days
Net assets (bln)	$1.5	$1.2	$1.3

Portfolio composition[2]	10/31/12	04/30/12	10/31/11
Municipal bonds and notes	81.0%	79.7%	86.9%
Tax-exempt commercial paper	18.6	20.2	13.0
Other assets less liabilities	0.4	0.1	0.1
Total	100.0%	100.0%	100.0%

1 The Master Fund is actively managed, and its weighted average maturity will differ over time.
2 Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

75

Master Trust
Statement of operations

For the six months ended October 31, 2012 (unaudited)
Prime Master Fund
Investment income:
Interest	$28,615,797
Securities lending income
(includes $1,585 earned from an affiliated entity)	2,118
28,617,915
Expenses:
Investment advisory and administration fees	9,089,627
Trustees’ fees	51,655
Net expenses	9,141,282
Net investment income	19,476,633
Net realized gain	51,310
Net increase in net assets resulting from operations	$19,527,943

Treasury Master Fund
Investment income:
Interest	$11,303,999
Expenses:
Investment advisory and administration fees	7,504,699
Trustees’ fees	35,675
7,540,374
Fee waiver by advisor	(3,452)
Net expenses	7,536,922
Net investment income	3,767,077
Net realized gain	43,358
Net increase in net assets resulting from operations	$3,810,435

Tax-Free Master Fund
Investment income:
Interest	$1,262,766
Expenses:
Investment advisory and administration fees	718,236
Trustees’ fees	11,354
Net expenses	729,590
Net investment income	533,176
Net realized loss	(6,979)
Net increase in net assets resulting from operations	$526,197

76	See accompanying notes to financial statements

Master Trust
Statement of changes in net assets

	For the six months ended October 31, 2012 (unaudited)	For the year ended April 30, 2012
Prime Master Fund
From operations:
Net investment income	$19,476,633	$37,989,484
Net realized gain	51,310	475,186
Net increase in net assets resulting from operations	19,527,943	38,464,670
Net increase (decrease) in net assets from
beneficial interest transactions	2,877,464,254	(13,919,355,966)
Net increase (decrease) in net assets	2,896,992,197	(13,880,891,296)
Net assets:
Beginning of period	15,688,562,442	29,569,453,738
End of period	$18,585,554,639	$15,688,562,442

Treasury Master Fund
From operations:
Net investment income	$3,767,077	$1,277,989
Net realized gain	43,358	4,091
Net increase in net assets resulting from operations	3,810,435	1,282,080
Net increase in net assets from
beneficial interest transactions	2,841,220,257	5,823,395,477
Net increase in net assets	2,845,030,692	5,824,677,557
Net assets:
Beginning of period	13,044,383,738	7,219,706,181
End of period	$15,889,414,430	$13,044,383,738

Tax-Free Master Fund
From operations:
Net investment income	$533,176	$831,420
Net realized gain (loss)	(6,979)	60,390
Net increase in net assets resulting from operations	526,197	891,810
Net increase (decrease) in net assets
from beneficial interest transactions	373,157,945	(325,884,510)
Net increase (decrease) in net assets	373,684,142	(324,992,700)
Net assets:
Beginning of period	1,160,791,552	1,485,784,252
End of period	$1,534,475,694	$1,160,791,552

See accompanying notes to financial statements	77

Master Trust
Financial highlights

Selected financial data throughout each period is presented below:

Six months ended October 31, 2012 (unaudited)
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]
Expenses after fee waivers by advisor	0.10%[2]
Net investment income	0.21%[2]
Supplemental data:
Net assets, end of period (000’s)	$18,585,555
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]
Expenses after fee waivers by advisor	0.10%[2,3]
Net investment income	0.05%[2]
Supplemental data:
Net assets, end of period (000’s)	$15,889,414
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]
Expenses after fee waivers by advisor	0.10%[2]
Net investment income	0.07%[2]
Supplemental data:
Net assets, end of period (000’s)	$1,534,476

1 Commencement of operations.
2 Annualized.
3 Waiver by advisor represents less than 0.005%.
4 Amount represents less than 0.005%.

78	See accompanying notes to financial statements

				For the period August 28, 2007[1] to April 30, 2008
Years ended April 30,
2012	2011	2010	2009

0.10%	0.10%	0.10%	0.10%	0.10%[2]
0.10%	0.10%	0.10%[3]	0.10%	0.10%[2]
0.19%	0.21%	0.25%	1.90%	4.28%[2]

$15,688,562	$29,569,454	$22,591,869	$19,607,887	$13,948,101

0.10%	0.10%	0.10%	0.10%	0.10%[2]
0.06%	0.10%[3]	0.10%	0.10%[3]	0.10%[2]
0.01%	0.09%	0.12%	0.77%	2.96%[2]

$13,044,384	$7,219,706	$7,335,525	$10,699,897	$6,711,384

0.10%	0.10%	0.10%	0.10%	0.10%[2]
0.10%[3]	0.10%	0.10%[3]	0.04%	0.00%[2,4]
0.06%	0.18%	0.20%	1.42%	2.73%[2]

$1,160,792	$1,485,784	$1,933,132	$2,770,040	$2,642,116

79

Master Trust
Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which

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Master Trust
Notes to financial statements (unaudited)

may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial

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Master Trust
Notes to financial statements (unaudited)

statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Repurchase agreements
The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

82

Master Trust
Notes to financial statements (unaudited)

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

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Master Trust
Notes to financial statements (unaudited)

At October 31, 2012, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,715,097, $1,379,147 and $135,380, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At October 31, 2012, UBS Global AM owed $31,774, $21,234 and $6,650 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2012, UBS Global AM voluntarily waived $3,452 for Treasury Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage

84

Master Trust
Notes to financial statements (unaudited)

commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2012, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$3,538,156,441
Treasury Master Fund	512,804,728
Tax-Free Master Fund	263,678,121

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

85

Master Trust
Notes to financial statements (unaudited)

Securities lending
Each Master Fund may lend securities up to 33⅓% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At October 31, 2012, the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed or advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund borrows based upon prevailing rates in effect at the time of borrowing. For the six months ended October 31, 2012, Tax-Free Master Fund did not borrow under the Committed Credit Facility.

86

Master Trust
Notes to financial statements (unaudited)

Beneficial interest transactions

Prime Master Fund	For the six months ended October 31, 2012	For the year ended April 30, 2012
Contributions	$29,583,661,043	$45,655,074,151
Withdrawals	(26,706,196,789)	(59,574,430,117)
Net increase (decrease) in beneficial interest	$2,877,464,254	$(13,919,355,966)

Treasury Master Fund	For the six months ended October 31, 2012	For the year ended April 30, 2012
Contributions	$13,866,874,723	$27,556,159,797
Withdrawals	(11,025,654,466)	(21,732,764,320)
Net increase in beneficial interest	$2,841,220,257	$5,823,395,477

Tax-Free Master Fund	For the six months ended October 31, 2012	For the year ended April 30, 2012
Contributions	$1,344,512,172	$1,077,234,035
Withdrawals	(971,354,227)	(1,403,118,545)
Net increase (decrease) in beneficial interest	$373,157,945	$(325,884,510)

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

As of and during the six months ended October 31, 2012, the Master Funds did not have any liabilities for any uncertain tax positions. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2012, the Master Funds did not incur any interest or penalties.

87

Master Trust
Notes to financial statements (unaudited)

Each of the tax years in the four year period ended April 30, 2012, remains subject to examination by the Internal Revenue Service and state taxing authorities.

88

Master Trust
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

89

Master Trust
Board approval of management contract (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 17-18, 2012, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust, with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. The Independent Trustees initially discussed the materials provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board considered the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the

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Master Trust
Board approval of management contract (unaudited)

Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $151 billion in assets under management as of March 31, 2012 and was part of the UBS Global Asset Management Division, which had approximately $620 billion in assets under management worldwide as of March 31, 2012. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

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Master Trust
Board approval of management contract (unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund, Tax-Free Investor Feeder Fund, Prime Capital Feeder Fund, Treasury Capital Feeder Fund and Tax-Free Capital Feeder Fund through August 31, 2013. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board also took note of UBS Global AM’s voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time in the future.

92

Master Trust
Board approval of management contract (unaudited)

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

Prime Master
Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Prime Institutional Feeder Fund’s Actual Management Fee and total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Prime Institutional Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the fourth quintile in the Prime Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense Group with the lowest fees or expenses, as

93

Master Trust
Board approval of management contract (unaudited)

applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.) The Prime Preferred Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the first quintile in the Prime Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Investor Feeder Fund’s Contractual Management Fee and total expenses were in the first quintile and its Actual Management Fee was in the third quintile (at the Expense Group median) in the Prime Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although detailed historical information specifically for the Prime Capital Feeder Fund, which commenced operations on July 16, 2012 (after the comparisons periods utilized in the Lipper report), was not included in the Lipper report, its fee structure paralleled that of the Prime Investor Feeder Fund in many respects and had a lower total annual fund operating expense ratio.

Management noted the discrepancy between the Prime Institutional Feeder Fund’s Contractual and Actual Management Fee rankings, explaining that due to the fund’s low “unitary” fee structure, whereby the advisor pays for all ordinary expenses, it did not have to engage in the same level of yield floor waiving as did many of its peers. Management noted that due to the fund’s “unitary” fee structure, comparisons would best be performed on a total expense basis; management further observed that the Prime Institutional Feeder Fund’s total expenses, although ranking in the fourth quintile, were less than half a basis point (0.004%) from the median.

Treasury Master
Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Treasury Investor Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

94

Master Trust
Board approval of management contract (unaudited)

The Treasury Institutional Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the first quintile in the Treasury Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Preferred Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the first quintile in the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Investor Feeder Fund’s Contractual Management Fee and total expenses were in the first quintile and its Actual Management Fee was in the fourth quintile in the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although detailed historical information specifically for the Treasury Capital Feeder Fund, which commenced operations on July 16, 2012 (after the comparisons periods utilized in the Lipper report), was not included in the Lipper report, its fee structure paralleled that of the Treasury Investor Feeder Fund in many respects and had a lower total annual fund operating expense ratio.

Management noted the discrepancy between the Treasury Investor Feeder Fund’s Contractual and Actual Management Fee rankings. Management explained that the fund had a lower expense ratio than the peer group and had to waive less management fees than most of its Expense Group peers to keep its net yield at a certain level, which resulted in higher Actual Management Fees relative to peers while total expenses were one basis point (0.010%) below the median. Management stated that it believed the fund was generally in line with its peers.

Tax-Free Master
Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Tax-Free Investor Feeder Fund’s Contractual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’

95

Master Trust
Board approval of management contract (unaudited)

fees taken into account. The Tax-Free Institutional Feeder Fund’s Contractual Management Fee and total expenses were in the first quintile and its Actual Management Fee was in the second quintile in the Tax-Free Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Preferred Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Tax-Free Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Investor Feeder Fund’s Contractual Management Fee was in the third quintile and its Actual Management Fee and total expenses were in the first quintile in the Tax-Free Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although detailed historical information specifically for the Tax-Free Capital Feeder Fund, which commenced operations on July 16, 2012 (after the comparisons periods utilized in the Lipper report), was not included in the Lipper report, its fee structure paralleled that of the Tax-Free Investor Feeder Fund in many respects and had a lower total annual fund operating expense ratio.

In light of the foregoing, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided and proposed to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2012 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2012. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference

96

Master Trust
Board approval of management contract (unaudited)

being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master
Prime Institutional Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Lipper information showed that the Prime Institutional Feeder Fund’s performance was in the first quintile for the one-, three-, five- and ten-year periods and since inception. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) The Prime Preferred Feeder Fund’s performance was in the first quintile for the one- and three-year periods and since inception. The Prime Investor Feeder Fund’s performance was in the second quintile for the one-year period, in the third quintile for the three-year period and in the first quintile since inception. It was noted that the Prime Investor Feeder Fund’s performance was at the median for the three-year period when it was in the third quintile.

Treasury Master
Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund and Treasury Investor Feeder Fund

The comparative Lipper information showed that the Treasury Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception. The Treasury Preferred Feeder Fund’s performance was in the first quintile for the one- and three-year periods and since inception. The Treasury Investor

97

Master Trust
Board approval of management contract (unaudited)

Feeder Fund’s performance was in the first quintile for the one-year period and in the second quintile for the three-year period and since inception.

Tax-Free Master
Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Lipper information showed that the Tax-Free Institutional Feeder Fund’s performance was in the second quintile for the one-and three-year periods and in the third quintile since inception. The Tax-Free Preferred Feeder Fund’s performance was in the second quintile for the one- and three-year periods and since inception. The Tax-Free Investor Feeder Fund’s performance was in the second quintile for the one-year period, in the third quintile for the three-year period and in the fourth quintile since inception. The board noted that in each of the periods for which Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund posted below median returns, performance was close to the Performance Universe median.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further

98

Master Trust
Board approval of management contract (unaudited)

economies of scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

99

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Trustees
Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins Barry M. Mandinach

Principal Officers
Mark E. Carver President Mark F. Kemper Vice President and Secretary Elbridge T. Gerry III Vice President Erin O. Houston Vice President	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President Ryan Nugent Vice President

Administrator (and Manager for the Master Funds)
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2012. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE
UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Money Market Funds

UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund
Semiannual Report
October 31, 2012

UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund

December 14, 2012

Dear shareholder,

We present you with the semiannual report for the UBS Select Capital Series of Funds, namely the UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, and UBS Select Tax-Free Capital Fund (the “Funds”), for the period from their inception on July 16, 2012 through October 31, 2012 (the “reporting period”).

Performance
The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

  UBS Select Prime Capital Fund: 0.10% as of October 31, 2012.

  UBS Select Treasury Capital Fund: 0.01% as of October 31, 2012.

  UBS Select Tax-Free Capital Fund: 0.01% as of October 31, 2012.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 10.

UBS Select Prime
Capital Fund

UBS Select Treasury
Capital Fund

Investment goals
(both Funds):
Maximum current income consistent with liquidity and the preservation of capital

Portfolio Manager:
Robert Sabatino
UBS Global Asset Management
(Americas) Inc.

Commencement:
July 16, 2012

Dividend payments:
Monthly

UBS Select Tax-Free
Capital Fund

Investment goal:
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Ryan Nugent
Erin O. Houston
UBS Global Asset Management
(Americas) Inc.

Commencement:
July 16, 2012

Dividend payments:
Monthly

1

UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	While the overall US economy continued to grow, the pace of the expansion was mixed during the reporting period. Looking back, the Commerce Department reported 2.0% gross domestic product (“GDP”) growth in the US for the first quarter of 2012, followed by 1.3% over the second quarter of 2012. On November 29, 2012, after the Fund’s reporting period had ended, the Commerce Department’s second estimate for third quarter 2012 GDP growth came in at 2.7%.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	Given considerably slower-than-anticipated economic growth, the Fed kept the federal funds rate at an extremely low level of between 0.00% and 0.25% during the period, and announced its intention to maintain this rate through mid-2015. Additionally, in an attempt to stimulate the economy and keep longer term interest rates low, the Fed previously announced a plan to purchase $400 billion of longer term Treasury securities, and to sell an equal amount of shorter term Treasury securities (dubbed “Operation Twist”) by June 2012. By period end, the Fed had extended this June deadline through to the end of 2012. In mid-September, the Fed introduced an anticipated third round of quantitative easing, (“QE3”), which involves purchasing $40 billion of agency mortgage-backed securities on an open-ended basis each month. The Fed further noted that it would be willing to buy additional assets if it saw no improvement in the job market.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

2

UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund

  For the Prime Master Fund in which UBS Select Prime Capital Fund invests, over the period, we tactically adjusted the Master Fund’s weighted average maturity (“WAM”). Toward the latter part of the period, concerns regarding the ongoing challenges in Europe were overshadowed by QE3. Thus, in anticipation of further downward pressure on short-term interest rates with QE3, we increased the Master Fund’s WAM in September. At October 31, 2012, the Master Fund’s WAM was 54 days.

  At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goals of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

  At the security level, at the end of the reporting period the Master   Fund’s largest exposure was to commercial paper, followed by certificates of deposit and US government and agency obligations. The Master Fund had smaller allocations to repurchase agreements, time deposits and short-term corporate obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

  The WAM for the Master Fund in which UBS Select Treasury Capital Fund invests was 52 days at the end of the reporting period. At the security level, the Master Fund’s largest exposure was to repurchase agreements (backed by Treasury obligations), closely followed by direct Treasury obligations.

  The WAM for the Master Fund in which UBS Select Tax-Free Capital Fund invests was 34 days at the end of the reporting period. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. Given our expectations for continued low interest rates, we looked to extend the Master Fund’s WAM in an attempt to
3

UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund

lock in yield and add more diversification to the portfolio. This was largely done through the purchase of municipal notes and commercial paper with maturities up to one year. From a sector perspective, we continued to focus our purchases on high-quality municipal issuances of both state and local general obligation debt, as well as essential service revenue obligations. The Master Fund continues to have limited, indirect exposure to the European banking industry, mainly from municipal securities with demand and/or guarantee features linked to banks in the UK and Germany. At the end of the reporting period, the vast majority of the Master Fund was held in municipal bonds and notes. In addition, approximately 18.6% of the Master Fund was held in tax-exempt commercial paper at the end of October 2012.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	Although overall economic growth in the US economy was mixed during the reporting period, we believe it has enough momentum to continue expanding during the remainder of the year. However, it’s likely that growth will be far from robust. We also believe the Fed will maintain its accommodative monetary policy and the European sovereign debt crisis will continue to trigger periods of market volatility. Finally, continuing regulatory uncertainty has been casting a shadow over money market funds for some time now, and will likely continue to do so. Against this backdrop, we anticipate continuing to manage the Funds focusing on risk and liquidity.

4

UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver President—UBS Money Series UBS Select Prime Capital Fund UBS Select Treasury Capital Fund UBS Select Tax-Free Capital Fund Managing Director UBS Global Asset Management (Americas) Inc.	Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Capital Fund Managing Director UBS Global Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager— UBS Select Prime Capital Fund UBS Select Treasury Capital Fund Managing Director UBS Global Asset Management (Americas) Inc.	Ryan Nugent Portfolio Manager— UBS Select Tax-Free Capital Fund Director UBS Global Asset Management (Americas) Inc.

Erin O. Houston Portfolio Manager— UBS Select Tax-Free Capital Fund Director UBS Global Asset Management (Americas) Inc.

5

UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund

This letter is intended to assist shareholders in understanding how the Funds performed during the period from July 16, 2012 through October 31, 2012. The views and opinions in the letter were current as of December 14, 2012. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. The prospectus contains this and other information about the fund. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

6

UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2012 to October 31, 2012 (except as otherwise indicated below).

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Please note that UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund commenced operations on July 16, 2012, therefore “Actual” expenses paid during the period reflect activity from July 16, 2012 to October 31, 2012.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for

7

UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund

Understanding your Fund’s expenses (unaudited) (continued)

the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund commenced operations on July 16, 2012, the “Hypothetical” expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that each Fund’s expense ratio in effect during its initial period (July 16, 2012 through October 31, 2012) also would have been in effect during the period from May 1, 2012 to October 31, 2012.

8

UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund

Understanding your Fund’s expenses1 (unaudited) (concluded)

UBS Select Prime Capital Fund

	Beginning account value	Ending account value[2] October 31, 2012	Expenses paid during period	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$0.59[3]	0.20%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.20	1.02[4]	0.20%

UBS Select Treasury Capital Fund

	Beginning account value	Ending account value[2] October 31, 2012	Expenses paid during period	Expense ratio during the period
Actual	$1,000.00	$1,000.00	$0.41[3]	0.14%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.50	0.71[4]	0.14%

UBS Select Tax-Free Capital Fund

	Beginning account value	Ending account value[2] October 31, 2012	Expenses paid during period	Expense ratio during the period
Actual	$1,000.00	$1,000.00	$0.47[3]	0.16%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.40	0.82[4]	0.16%

[1] The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2] “Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3] Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 108 divided by 365 (to reflect the actual days in the period).
[4] Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

9

UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Capital Fund

Yields and characteristics	10/31/12
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.10%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.10
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.06)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.06)
Weighted average maturity[2]	54 days
Net assets (mm)	$2,193.8

UBS Select Treasury Capital Fund

Yields and characteristics	10/31/12
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.20)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.20)
Weighted average maturity[2]	52 days
Net assets (mm)	$1,592.2

UBS Select Tax-Free Capital Fund

Yields and characteristics	10/31/12
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.17)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.17)
Weighted average maturity[2]	34 days
Net assets (mm)	$600.7

[1] Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2] Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, and UBS Select Tax-Free Capital Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

10

UBS Select Prime Capital Fund
Statement of assets and liabilities
October 31, 2012 (unaudited)

Assets:
Investment in Prime Master Fund (“Master”), at value
(cost—$2,194,167,859 which approximates cost
for federal income tax purposes)	$2,194,167,859
Other assets	17,305
Total assets	2,194,185,164
Liabilities:
Dividends payable to shareholders	184,392
Payable to affiliate	163,236
Accrued expenses and other liabilities	55,573
Total liabilities	403,201
Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 2,193,778,632 outstanding	2,193,778,632
Accumulated net realized gain	3,331
Net assets	$2,193,781,963
Net asset value per share	$1.00

See accompanying notes to financial statements	11

UBS Select Treasury Capital Fund
Statement of assets and liabilities
October 31, 2012 (unaudited)

Assets:
Investment in Treasury Master Fund (“Master”), at value
(cost—$1,592,304,993 which approximates cost
for federal income tax purposes)	$1,592,304,993
Other assets	17,224
Total assets	1,592,322,217
Liabilities:
Payable to affiliate	53,448
Dividends payable to shareholders	12,827
Accrued expenses and other liabilities	40,665
Total liabilities	106,940
Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 1,592,211,013 outstanding	1,592,211,013
Accumulated net realized gain	4,264
Net assets	$1,592,215,277
Net asset value per share	$1.00

12	See accompanying notes to financial statements

UBS Select Tax-Free Capital Fund
Statement of assets and liabilities
October 31, 2012 (unaudited)

Assets:
Investment in Tax-Free Master Fund (“Master”), at value
(cost—$600,708,127 which approximates cost
for federal income tax purposes)	$600,708,127
Other assets	16,976
Total assets	600,725,103
Liabilities:
Payable to affiliate	29,351
Dividends payable to shareholders	5,489
Accrued expenses and other liabilities	32,097
Total liabilities	66,937
Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 600,658,549 outstanding	600,658,549
Accumulated net realized loss	(383)
Net assets	$600,658,166
Net asset value per share	$1.00

See accompanying notes to financial statements	13

UBS Select Prime Capital Fund
Statement of operations

For the period July 16, 2012[1] to October 31, 2012 (unaudited)
Investment income:
Interest income allocated from Master	$1,874,316
Securities lending income allocated from Master	198
Expenses allocated from Master	(607,012)
Net investment income allocated from Master	1,267,502
Expenses:
Service fees	910,408
Administration fees	606,912
Transfer agency fees	47,089
Professional fees	17,236
Reports and notices to shareholders	8,292
Trustees’ fees	4,909
State registration fees	4,295
Accounting fees	3,552
Other expenses	4,643
1,607,336
Fee waivers by administrator and distributor	(1,000,497)
Net expenses	606,839
Net investment income	660,663
Net realized gain allocated from Master	3,331
Net increase in net assets resulting from operations	$663,994

1 Commencement of operations.

14	See accompanying notes to financial statements

UBS Select Treasury Capital Fund
Statement of operations

For the period July 16, 2012[1] to October 31, 2012 (unaudited)
Investment income:
Interest income allocated from Master	$699,632
Expenses allocated from Master	(453,915)
Expense waiver allocated from Master	286
Net investment income allocated from Master	246,003
Expenses:
Service fees	680,849
Administration fees	453,878
Transfer agency fees	28,676
Professional fees	17,236
Reports and notices to shareholders	5,886
Trustees’ fees	4,826
State registration fees	4,286
Accounting fees	3,552
Other expenses	4,602
1,203,791
Fee waivers by administrator and distributor	(1,003,178)
Net expenses	200,613
Net investment income	45,390
Net realized gain allocated from Master	4,264
Net increase in net assets resulting from operations	$49,654

1 Commencement of operations.

See accompanying notes to financial statements	15

UBS Select Tax-Free Capital Fund
Statement of operations

For the period July 16, 2012[1] to October 31, 2012 (unaudited)
Investment income:
Interest income allocated from Master	$321,915
Expenses allocated from Master	(190,256)
Net investment income allocated from Master	131,659
Expenses:
Service fees	285,373
Administration fees	190,223
Professional fees	17,224
Transfer agency fees	13,451
State registration fees	4,257
Trustees’ fees	4,176
Accounting fees	3,552
Reports and notices to shareholders	2,870
Other expenses	4,327
525,453
Fee waivers by administrator and distributor	(412,868)
Net expenses	112,585
Net investment income	19,074
Net realized loss allocated from Master	(383)
Net increase in net assets resulting from operations	$18,691

1 Commencement of operations.

16	See accompanying notes to financial statements

UBS Select Prime Capital Fund
Statement of changes in net assets

For the period July 16, 2012[1] to October 31, 2012 (unaudited)
From operations:
Net investment income	$660,663
Net realized gain	3,331
Net increase in net assets resulting from operations	663,994
Dividends to shareholders from:
Net investment income	(660,663)
Net increase in net assets from
beneficial interest transactions	2,193,778,632
Net increase in net assets	2,193,781,963
Net assets:
Beginning of period	—
End of period	$2,193,781,963
Accumulated undistributed net investment income	$—

1 Commencement of operations.

See accompanying notes to financial statements	17

UBS Select Treasury Capital Fund
Statement of changes in net assets

For the period July 16, 2012[1] to October 31, 2012 (unaudited)
From operations:
Net investment income	$45,390
Net realized gain	4,264
Net increase in net assets resulting from operations	49,654
Dividends to shareholders from:
Net investment income	(45,390)
Net increase in net assets from
beneficial interest transactions	1,592,211,013
Net increase in net assets	1,592,215,277
Net assets:
Beginning of period	—
End of period	$1,592,215,277
Accumulated undistributed net investment income	$—

1 Commencement of operations.

18	See accompanying notes to financial statements

UBS Select Tax-Free Capital Fund
Statement of changes in net assets

For the period July 16, 2012[1] to October 31, 2012 (unaudited)
From operations:
Net investment income	$19,074
Net realized loss	(383)
Net increase in net assets resulting from operations	18,691
Dividends to shareholders from:
Net investment income	(19,074)
Net increase in net assets from
beneficial interest transactions	600,658,549
Net increase in net assets	600,658,166
Net assets:
Beginning of period	—
End of period	$600,658,166
Accumulated undistributed net investment income	$—

1 Commencement of operations.

See accompanying notes to financial statements	19

UBS Select Prime Capital Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

For the period July 16, 2012[1] to October 31, 2012 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.03%
Ratios to average net assets:
Expenses before fee waivers by advisor/administrator and distributor[4]	0.36%[5]
Expenses after fee waivers by advisor/administrator and distributor[4]	0.20%[5]
Net investment income[4]	0.11%[5]
Supplemental data:
Net assets, end of period (000’s)	$2,193,782

[1] Commencement of operations.
[2] Amount represents less than $0.0005 per share.

[3] Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4] Ratios include the Fund’s share of income and expenses allocated from the Master.
[5] Annualized.

20	See accompanying notes to financial statements

UBS Select Treasury Capital Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

For the period July 16, 2012[1] to October 31, 2012 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.00%[4]
Ratios to average net assets:
Expenses before fee waivers by advisor/administrator and distributor[5]	0.37%[6]
Expenses after fee waivers by advisor/administrator and distributor[5]	0.14%[6]
Net investment income[5]	0.01%[6]
Supplemental data:
Net assets, end of period (000’s)	$1,592,215

[1] Commencement of operations.
[2] Amount represents less than $0.0005 per share.

[3] Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4] Total investment return is less than 0.005%.
[5] Ratios include the Fund’s share of income and expenses allocated from the Master.
[6] Annualized.

See accompanying notes to financial statements	21

UBS Select Tax-Free Capital Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

For the period July 16, 2012[1] to October 31, 2012 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.00%[4]
Ratios to average net assets:
Expenses before fee waivers by advisor/administrator and distributor[5]	0.38%[6]
Expenses after fee waivers by advisor/administrator and distributor[5]	0.16%[6]
Net investment income[5]	0.01%[6]
Supplemental data:
Net assets, end of period (000’s)	$600,658

[1] Commencement of operations.
[2] Amount represents less than $0.0005 per share.

[3] Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4] Total investment return is less than 0.005%.
[5] Ratios include the Fund’s share of income and expenses allocated from the Master.
[6] Annualized.

22	See accompanying notes to financial statements

UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund
Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Select Prime Capital Fund (“Prime Capital Fund”), UBS Select Treasury Capital Fund (“Treasury Capital Fund”), and UBS Select Tax-Free Capital Fund (“Tax-Free Capital Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Funds commenced operations on July 16, 2012. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

Prime Capital Fund, Treasury Capital Fund and Tax-Free Capital Fund are “feeder funds” that invest substantially all of their assets in “master funds” — Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (11.81% for Prime Capital Fund, 10.02% for Treasury Capital Fund and 39.15% for Tax-Free Capital Fund at October 31, 2012). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

23

UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund
Notes to financial statements (unaudited)

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered

24

UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund
Notes to financial statements (unaudited)

temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.10% of each Fund’s average daily net assets. At October 31, 2012, Prime Capital Fund, Treasury Capital Fund and Tax-Free Capital Fund owed UBS Global AM $189,920, $133,741 and $54,894, respectively, for administrative services.

The Funds and UBS Global AM have entered into a written fee waiver/ expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its administration fees and/or reimburse certain operating expenses, and to cause its affiliate UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) to waive its shareholder servicing fee, so that each Fund’s total ordinary annual operating expenses through August 31, 2013 (excluding interest expense, if any, and extraordinary items) will not exceed 0.20%. At October 31, 2012, UBS Global AM owed Prime Capital Fund, Treasury Capital Fund and Tax-Free Capital Fund $26,684, $21,344 and $15,270 for administration fee waivers and/or expense reimbursements, respectively. (Information regarding waiver of the shareholder servicing fees payable to UBS Global AM—US appears further below.) For the period ended October 31, 2012, UBS Global AM was contractually obligated to waive administration fees of $90,089, $68,794 and $49,864 for Prime Capital Fund, Treasury

25

UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund
Notes to financial statements (unaudited)

Capital Fund and Tax-Free Capital Fund, respectively. Each Fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three fiscal years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap.

UBS Global AM has also undertaken to waive additional fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2012, UBS Global AM owed Treasury Capital Fund and Tax-Free Capital Fund $58,949 and $10,273, respectively, for these additional voluntary fee waivers. For the period ended October 31, 2012, UBS Global AM voluntarily waived $253,535 and $77,631 for Treasury Capital Fund and Tax-Free Capital Fund, respectively, for that purpose; such additional amounts are not subject to future recoupment.

At October 31, 2012, the following Funds had remaining administration and shareholder servicing fee waivers and/or expense reimbursements subject to repayment to UBS Global AM and respective dates of expiration as follows:

	Fee waivers/expense
	reimbursements subject	Expires
Fund	to repayment	April 30, 2016
Prime Capital Fund	$1,000,497	$1,000,497
Treasury Capital Fund	749,643	749,643
Tax-Free Capital Fund	335,237	335,237

Shareholder services plan
UBS Global AM—US is the principal underwriter of the Funds’ shares. Under the shareholder services plans, UBS Global AM—US is entitled to a monthly service fee payable by each Fund at the annual rate of 0.15% of each Fund’s average daily net assets. UBS Global AM—US has undertaken to waive all or a portion of its fees in accordance with the contractual fee waiver and/or expense reimbursement arrangement that continues until August 31, 2013, as explained above. At October 31, 2012, given the impact of contractual fee waivers, the

26

UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund
Notes to financial statements (unaudited)

Funds did not owe UBS Global AM—US for shareholder services fees. For the period ended October 31, 2012, UBS Global AM—US waived $910,408; $680,849 and $285,373 (for Prime Capital Fund, Treasury Capital Fund and Tax-Free Capital Fund, respectively) otherwise payable to it under the shareholder services plans.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Prime Capital Fund	For the period July 16, 2012[1] to October 31, 2012
Shares sold	10,940,019,162
Shares repurchased	(8,746,688,649)
Dividends reinvested	448,119
Net increase in shares outstanding	2,193,778,632

Treasury Capital Fund	For the period July 16, 2012[1] to October 31, 2012
Shares sold	5,565,479,243
Shares repurchased	(3,973,298,958)
Dividends reinvested	30,728
Net increase in shares outstanding	1,592,211,013

Tax-Free Capital Fund	For the period July 16, 2012[1] to October 31, 2012
Shares sold	2,314,276,603
Shares repurchased	(1,713,631,199)
Dividends reinvested	13,145
Net increase in shares outstanding	600,658,549

1 Commencement of operations.

27

UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund
Notes to financial statements (unaudited)

Federal tax status
Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Capital Fund and Treasury Capital Fund during the period ended October 31, 2012 was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Capital Fund will be determined at the end of the Fund’s fiscal year ending April 30, 2013.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Funds’ fiscal year ending April 30, 2013.

As of and during the period ended October 31, 2012, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2012, the Funds did not incur any interest or penalties.

28

UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Capital Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

29

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
US government and agency obligations—21.22%
Federal Farm Credit Bank
0.230%, due 11/01/12[1]	$100,000,000	$99,999,502
0.240%, due 11/01/12[1]	56,750,000	56,752,864
0.300%, due 11/01/12[1]	50,000,000	50,000,338
0.250%, due 04/02/13	86,000,000	86,000,000
Federal Home Loan Bank
0.190%, due 11/01/12[1]	100,000,000	99,980,447
0.210%, due 11/01/12[1]	150,000,000	149,993,137
0.210%, due 11/01/12[1]	150,000,000	149,993,524
0.210%, due 11/01/12[1]	150,000,000	149,993,900
0.350%, due 11/01/12[1]	157,000,000	157,000,000
0.350%, due 11/01/12[1]	50,000,000	50,000,000
Federal Home Loan Mortgage Corp.*
0.360%, due 11/01/12[1]	122,000,000	122,009,440
0.169%, due 11/06/12[1]	265,000,000	264,945,282
US Treasury Notes
1.375%, due 11/15/12	167,750,000	167,828,870
1.375%, due 01/15/13	500,000,000	501,205,125
0.625%, due 02/28/13	75,000,000	75,101,383
2.750%, due 02/28/13	75,000,000	75,628,260
1.375%, due 03/15/13	50,000,000	50,223,661
2.500%, due 03/31/13	80,000,000	80,767,908
1.375%, due 05/15/13	400,000,000	402,495,856
1.125%, due 06/15/13	600,000,000	603,445,798
0.375%, due 07/31/13	213,000,000	213,297,898
3.125%, due 08/31/13	228,900,000	234,436,224
2.750%, due 10/31/13	100,000,000	102,535,020
Total US government and agency obligations (cost—$3,943,634,437)		3,943,634,437
Time deposits—5.79%
Banking-non-US—5.79%
Credit Agricole CIB
0.220%, due 11/01/12	100,000,000	100,000,000
Natixis
0.200%, due 11/01/12	276,000,000	276,000,000

30

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Time deposits—(concluded)
Banking-non-US—(concluded)
Svenska Handelsbanken
0.170%, due 11/01/12	$700,000,000	$700,000,000
Total time deposits (cost—$1,076,000,000)		1,076,000,000
Certificates of deposit—22.76%
Banking-non-US—21.56%
Bank of Nova Scotia
0.262%, due 11/19/12[1]	232,000,000	232,000,000
0.301%, due 11/21/12[1]	250,000,000	250,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.240%, due 01/07/13	255,000,000	255,000,000
0.240%, due 01/10/13	125,000,000	125,000,000
Canadian Imperial Bank of Commerce
0.308%, due 11/13/12[1]	181,000,000	181,000,000
Credit Agricole CIB
0.210%, due 11/01/12	200,000,000	200,000,000
Credit Industriel et Commercial
0.470%, due 01/04/13	250,000,000	250,000,000
DNB Bank ASA
0.400%, due 02/15/13	200,000,000	200,000,000
Mizuho Corporate Bank Ltd.
0.160%, due 11/15/12	300,000,000	300,000,000
National Australia Bank Ltd.
0.360%, due 11/21/12	100,000,000	100,000,000
0.255%, due 04/09/13	150,000,000	150,003,309
Natixis
0.270%, due 12/03/12	500,000,000	500,000,000
Rabobank Nederland NV
0.519%, due 12/27/12[1]	190,000,000	190,000,000
Royal Bank of Canada
0.492%, due 11/06/12[1]	56,000,000	56,000,000
0.487%, due 11/13/12[1]	64,000,000	64,000,000
0.363%, due 01/30/13[1]	30,000,000	30,000,000

31

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Skandinaviska Enskilda Banken AB
0.380%, due 11/19/12	$118,000,000	$118,001,765
Sumitomo Mitsui Banking Corp.
0.320%, due 11/30/12	275,000,000	275,000,000
Swedbank AB
0.200%, due 11/14/12	205,000,000	205,000,000
Toronto-Dominion Bank
0.443%, due 11/02/12[1]	150,000,000	150,000,000
0.304%, due 11/15/12[1]	175,000,000	175,000,000
		4,006,005,074
Banking-US—1.20%
Branch Banking & Trust Co.
0.265%, due 11/04/12[1]	222,750,000	222,750,000
Total certificates of deposit (cost—$4,228,755,074)		4,228,755,074
Commercial paper[2]—42.66%
Asset backed-auto & truck—0.75%
FCAR Owner Trust II
0.280%, due 11/01/12	40,000,000	40,000,000
0.270%, due 01/09/13	100,000,000	99,948,250
		139,948,250
Asset backed-banking US—1.99%
Atlantis One Funding
0.350%, due 11/20/12	50,000,000	49,990,764
0.550%, due 12/05/12	175,000,000	174,909,097
0.250%, due 12/06/12	45,015,000	45,004,059
0.550%, due 12/07/12	100,000,000	99,945,000
		369,848,920
Asset backed-miscellaneous—14.54%
Atlantic Asset Securitization LLC
0.350%, due 11/07/12[3]	100,000,000	99,994,167
0.420%, due 01/11/13[3]	250,000,000	250,000,000
0.400%, due 01/29/13[3]	250,000,000	250,000,000

32

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Barton Capital LLC
0.300%, due 11/01/12	$95,000,000	$95,000,000
Bryant Park Funding LLC
0.360%, due 11/01/12	300,000,000	300,000,000
Cancara Asset Securitisation LLC
0.200%, due 11/14/12	250,000,000	249,981,944
Chariot Funding LLC
0.170%, due 11/15/12	179,290,000	179,278,147
0.260%, due 01/07/13	100,000,000	99,951,611
0.300%, due 02/06/13	85,000,000	84,931,292
0.320%, due 03/12/13	90,000,000	89,895,200
LMA Americas LLC
0.350%, due 11/07/12	100,000,000	99,994,167
0.350%, due 11/08/12	225,000,000	224,984,687
Market Street Funding LLC
0.225%, due 11/15/12	56,062,000	56,057,095
Old Line Funding Corp.
0.350%, due 01/15/13	55,000,000	54,959,896
0.350%, due 02/19/13	100,000,000	99,893,055
Regency Markets No. 1 LLC
0.210%, due 11/14/12	125,000,000	124,990,521
0.210%, due 11/16/12	60,000,000	59,994,750
Versailles Commercial Paper LLC
0.280%, due 11/19/12	200,000,000	199,972,000
Victory Receivables Corp.
0.230%, due 11/09/12	30,000,000	29,998,467
Windmill Funding Corp.
0.240%, due 11/05/12	52,000,000	51,998,613
		2,701,875,612
Banking-non-US—14.64%
ANZ National International Ltd.
0.432%, due 12/06/12[1]	112,000,000	112,000,000
0.410%, due 01/16/13	100,000,000	99,913,444
0.300%, due 03/18/13	50,000,000	49,942,917

33

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Banque et Caisse d’Epargne de l’Etat
0.310%, due 02/01/13	$150,000,000	$149,881,167
Commonwealth Bank of Australia
0.249%, due 11/09/12[1,3]	50,000,000	49,999,891
0.770%, due 01/11/13	165,000,000	164,749,429
Credit Suisse
0.210%, due 12/07/12	100,000,000	99,979,000
DBS Bank Ltd.
0.290%, due 11/06/12	200,000,000	199,991,944
DnB NOR Bank ASA
0.300%, due 02/07/13	200,000,000	199,836,667
Lloyds TSB Bank PLC
0.250%, due 01/10/13	250,000,000	249,878,472
Mitsubishi UFJ Trust & Banking Corp.
0.370%, due 11/06/12	225,000,000	224,988,438
Mizuho Funding LLC
0.260%, due 01/03/13	200,000,000	199,909,000
National Bank of Canada
0.304%, due 11/14/12[1]	50,000,000	50,005,084
Oversea-Chinese Banking Corp. Ltd.
0.200%, due 11/13/12	40,000,000	39,997,333
0.210%, due 11/28/12	78,200,000	78,187,684
Skandinaviska Enskilda Banken AB
0.300%, due 12/10/12	100,000,000	99,967,500
0.240%, due 01/14/13	200,000,000	199,901,333
Sumitomo Mitsui Banking Corp.
0.300%, due 12/14/12	175,000,000	174,937,292
Swedbank AB
0.200%, due 11/13/12	102,000,000	101,993,200
Westpac Securities NZ Ltd.
0.761%, due 01/04/13[1,3]	175,000,000	175,000,000
		2,721,059,795

34

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Commercial paper[2]—(concluded)
Banking-US—9.93%
ABN Amro Funding USA LLC
0.410%, due 12/03/12	$120,000,000	$119,956,267
0.350%, due 12/21/12	200,000,000	199,902,778
0.310%, due 01/18/13	72,900,000	72,851,035
Deutsche Bank Financial LLC
0.400%, due 12/18/12	200,000,000	199,895,556
0.500%, due 03/20/13	289,000,000	288,442,069
ING (US) Funding LLC
0.350%, due 11/16/12	175,000,000	174,974,479
0.320%, due 12/12/12	132,350,000	132,301,766
JPMorgan Chase & Co.
0.361%, due 11/26/12[1]	358,000,000	358,000,000
Societe Generale N.A., Inc.
0.210%, due 11/05/12	100,000,000	99,997,667
0.280%, due 12/03/12	200,000,000	199,950,222
		1,846,271,839
Finance-captive automotive—0.81%
Toyota Motor Credit Corp.
0.340%, due 11/26/12	150,000,000	149,964,583
Total commercial paper (cost—$7,928,968,999)		7,928,968,999
Short-term corporate obligations—0.67%
Banking-US—0.67%
Wells Fargo Bank N.A.
0.443%, due 12/22/12[1] (cost—$125,000,000)	125,000,000	125,000,000
Repurchase agreements—6.86%
Repurchase agreement dated 10/25/12
with Barclays Capital, Inc., 0.520%
due 11/01/12, collateralized by various
common stocks; (value—$160,500,051);
proceeds: $150,015,167	150,000,000	150,000,000

35

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/12 with
Bank of America Securities, 0.260%
due 11/01/12, collateralized by
$101,005,500 US Treasury Notes, 0.250%
to 0.875% due 04/30/14 to 01/31/17;
(value—$102,000,062); proceeds:
$100,000,722	$100,000,000	$100,000,000
Repurchase agreement dated 10/31/12 with
Bank of America Securities, 0.280% due
11/01/12, collateralized by $298,858,600
US Treasury Bills, zero coupon due
01/10/13 to 08/22/13 and $6,786,000 US
Treasury Notes, 4.125% due 05/15/15;
(value—$306,000,049); proceeds:
$300,002,333	300,000,000	300,000,000
Repurchase agreement dated 10/31/12 with
Barclays Capital, Inc., 0.420% due
11/01/12, collateralized by common
stock; (value—$53,500,508); proceeds:
$50,000,583	50,000,000	50,000,000
Repurchase agreement dated 10/31/12 with
Barclays Capital, Inc., 0.470% due
11/01/12, collateralized by various
common stocks, preferred stocks
and warrants; (value—$321,000,016);
proceeds: $300,003,917	300,000,000	300,000,000
Repurchase agreement dated 10/31/12 with
Barclays Capital, Inc., 0.520% due
11/07/12, collateralized by various
common stocks, convertible bonds and
preferred stocks; (value—$167,764,394);
proceeds: $150,015,167	150,000,000	150,000,000
Repurchase agreement dated 10/31/12 with
Deutsche Bank Securities, Inc., 0.280% due
11/01/12, collateralized by $128,564,700
US Treasury Notes, 0.500% due 07/31/17;
(value—$127,500,056); proceeds:
$125,000,972	125,000,000	125,000,000

36

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/12 with
Goldman Sachs & Co., 0.250% due
11/01/12, collateralized by $101,304,000
Federal Farm Credit Bank, zero coupon
to 5.750% due 10/28/13 to 10/16/24;
(value—$102,000,546); proceeds:
$100,000,694	$100,000,000	$100,000,000
Total repurchase agreements (cost—$1,275,000,000)		1,275,000,000
Total investments (cost—$18,577,358,510
which approximates cost for federal income tax
purposes)—99.96%		18,577,358,510
Other assets in excess of liabilities—0.04%		8,196,129
Net assets—100.00%		$18,585,554,639

37

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Affiliated issuer activity

The table below details the Fund’s transaction activity in an affiliated issuer during the six months ended October 31, 2012. The advisor earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to the financial statements for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate
		six months	six months		for the six
Security	Value at	ended	ended	Value at	months ended
description	04/30/12	10/31/12	10/31/12	10/31/12	10/31/12
UBS Private Money
Market Fund LLC	$—	$448,800,000	$448,800,000	$—	$1,585

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Fund’s investments:

	Unadjusted
	quoted prices
	in active	Other
	markets for	significant
	identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
US government and
agency obligations	$—	$3,943,634,437	$—	$3,943,634,437
Time deposits	—	1,076,000,000	—	1,076,000,000
Certificates of deposit	—	4,228,755,074	—	4,228,755,074
Commercial paper	—	7,928,968,999	—	7,928,968,999
Short-term
corporate
obligations	—	125,000,000	—	125,000,000
Repurchase
agreements	—	1,275,000,000	—	1,275,000,000
Total	$—	$18,577,358,510	$—	$18,577,358,510

At October 31, 2012, there were no transfers between Level 1 and Level 2.

38

Prime Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	57.2%
Japan	9.2
Sweden	7.7
France	7.1
Canada	6.4
Australia	4.9
Norway	2.2
Singapore	1.7
United Kingdom	1.3
Netherlands	1.0
Luxembourg	0.8
Switzerland	0.5
Total	100.0%

Portfolio footnotes

* On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
1 Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2012 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
2 Rates shown are the discount rates at date of purchase.
3 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.44% of net assets as of October 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements	39

Treasury Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
US government obligations—46.77%
US Treasury Bills
0.105%, due 11/23/12[1]	$500,000,000	$499,967,917
0.100%, due 12/20/12[1]	250,000,000	249,965,972
0.111%, due 12/27/12[1]	250,000,000	249,956,833
0.130%, due 04/04/13[1]	200,000,000	199,888,778
US Treasury Notes
1.375%, due 11/15/12	1,318,000,000	1,318,621,525
4.000%, due 11/15/12	63,000,000	63,091,890
0.500%, due 11/30/12	175,000,000	175,053,018
1.125%, due 12/15/12	100,000,000	100,115,392
1.375%, due 01/15/13	450,000,000	451,138,174
2.875%, due 01/31/13	272,000,000	273,835,215
1.375%, due 02/15/13	970,000,000	973,383,584
0.625%, due 02/28/13	60,000,000	60,081,106
2.750%, due 02/28/13	550,000,000	554,630,430
1.375%, due 03/15/13	150,000,000	150,670,983
2.500%, due 03/31/13	300,000,000	302,848,541
0.625%, due 04/30/13	505,000,000	506,123,615
1.375%, due 05/15/13	400,000,000	402,484,641
1.125%, due 06/15/13	717,500,000	721,630,380
3.375%, due 07/31/13	173,000,000	177,114,396
Total US government obligations (cost—$7,430,602,390)		7,430,602,390
Repurchase agreements—50.63%
Repurchase agreement dated 10/31/12 with Bank
of America Securities, 0.260% due 11/01/12,
collateralized by $399,200 US Treasury Bills,
zero coupon due 01/10/13, $349,829,900
US Treasury Bonds, 5.250% to 10.625%
due 08/15/15 to 11/15/28, $245,225,500
US Treasury Inflation Index Bonds, 2.375%
to 3.875% due 01/15/27 to 04/15/29,
$252,778,100 US Treasury Inflation Index
Notes, 1.875% to 2.500% due 07/15/15 to
07/15/16 and $1,231,414,600 US Treasury
Notes, 0.250% to 3.125% due 01/15/13
to 01/31/19; (value—$2,550,000,080);
proceeds: $2,500,018,056	2,500,000,000	2,500,000,000

40

Treasury Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/29/12
with Barclays Capital, Inc., 0.180%
due 11/05/12, collateralized by
$335,175,900 US Treasury Bond Principal
Strips, zero coupon due 02/15/16 to
02/15/42, $1,184,566,362 US Treasury
Bond Strips, zero coupon due 11/15/12
to 05/15/39 and $4,142,300 US
Treasury Inflation Index Notes, 2.000%
due 01/15/14; (value—$1,020,000,000);
proceeds: $1,000,035,000	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 10/31/12
with Barclays Capital, Inc., 0.300%
due 11/01/12, collateralized by
$301,742,800 US Treasury Notes, 0.250%
due 07/15/15; (value—$300,900,003);
proceeds: $295,002,458	295,000,000	295,000,000
Repurchase agreement dated 10/31/12
with BNP Paribas Securities Corp.
0.280% due 11/01/12, collateralized
by $1,900 US Treasury Inflation Index
Notes, 0.125% due 04/15/17 and
$610,754,600 US Treasury Notes, 0.250%
to 2.625% due 12/15/13 to 10/31/19;
(value—$612,000,020); proceeds:
$600,004,667	600,000,000	600,000,000
Repurchase agreement dated 10/29/12
with Deutsche Bank Securities Inc.,
0.200% due 11/05/12, collateralized by
$104,448,200 US Treasury Bond Principal
Strips, zero coupon due 02/15/21 to
05/15/42, $258,509,995 US Treasury
Bond Strips, zero coupon due 02/15/25
to 05/15/40 $277,666,900 US Treasury
Bonds, 4.625% to 7.625% due 11/15/22
to 02/15/40 and $161,586,600 US Treasury
Notes, 0.250% to 3.375% due 12/31/13
to 11/15/19; (value—$765,000,055);
proceeds: $750,029,167	750,000,000	750,000,000

41

Treasury Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/12
with Deutsche Bank Securities Inc.,
0.280% due 11/01/12, collateralized
by $541,534,500 US Treasury Notes,
0.750% to 4.000% due 10/31/13 to
10/31/17; (value—$571,200,117);
proceeds: $560,004,356	$560,000,000	$560,000,000
Repurchase agreement dated 10/30/12
with Goldman Sachs & Co., 0.120%
due 11/06/12, collateralized by
$1,000,545,100 US Treasury Notes,
0.250% to 1.500% due 05/31/14 to
03/31/19; (value—$1,020,000,022);
proceeds: $1,000,023,333	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/12
with Goldman Sachs & Co., 0.150%
due 11/01/12, collateralized by
$727,553,320 US Treasury Bonds, 3.875%
to 11.250% due 02/15/15 to 08/15/40
and $417,509,400 US Treasury Notes,
0.250% to 1.750% due 01/31/14 to
05/31/14; (value—$1,366,800,078);
proceeds: $1,340,005,583	1,340,000,000	1,340,000,000
Total repurchase agreements (cost—$8,045,000,000)		8,045,000,000
Total investments (cost—$15,475,602,390
which approximates cost for federal
income tax purposes)—97.40%		15,475,602,390
Other assets in excess of liabilities—2.60%		413,812,040
Net assets—100.00%		$15,889,414,430

42

Treasury Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government
obligations	$—	$7,430,602,390	$—	$7,430,602,390
Repurchase
agreements	—	8,045,000,000	—	8,045,000,000
Total	$—	$15,475,602,390	$—	$15,475,602,390

At October 31, 2012, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1 Rates shown are the discount rates at date of purchase.

See accompanying notes to financial statements	43

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—81.04%
Alabama—0.44%
Birmingham Special Care Facilities Financing
Authority Revenues Refunding
(Methodist Home Aging),
0.210%, VRD	$5,230,000	$5,230,000
Mobile County Industrial Development Authority
Pollution Control Revenue Refunding
(ExxonMobil Project),
0.230%, VRD	1,525,000	1,525,000
		6,755,000
Alaska—0.64%
Alaska International Airports Revenue Refunding
(System), Series A,
0.220%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue Refunding
(Exxon Pipeline Co. Project),
0.220%, VRD	2,770,000	2,770,000
		9,770,000
Arizona—0.54%
AK-Chin Indian Community Revenue,
0.240%, VRD	4,300,000	4,300,000
Pima County Industrial Development Authority
Industrial Revenue
(Tucson Electric Power Co.-Irvington Project),
0.210%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power
District Electric Systems Revenue (Barclays
Capital Municipal Trust Receipts, Series 9W),
0.230%, VRD[1,2]	3,750,000	3,750,000
		8,350,000
California—1.95%
California Infrastructure & Economic Development Bank
Revenue (Jewish Community Center), Series A,
0.260%, VRD	2,700,000	2,700,000
California State Economic Recovery, Series C-5,
0.250%, VRD	9,000,000	9,000,000

44

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California State Revenue Anticipation Notes, Series A-2,
2.500%, due 06/20/13	$16,000,000	$16,208,867
San Diego County Certificates of Participation
(San Diego Foundation),
0.200%, VRD	2,000,000	2,000,000
		29,908,867
Colorado—2.15%
Aurora Water Improvement Revenue (JP Morgan
PUTTERs, Series 2010) (AMBAC Insured),
0.240%, VRD[1,2]	11,965,000	11,965,000
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Board Program), Series C-6,
0.230%, VRD	2,020,000	2,020,000
Denver City & County Certificates of
Participation Refunding,
Series A1,
0.230%, VRD	3,250,000	3,250,000
Series A2,
0.230%, VRD	14,060,000	14,060,000
Series A3,
0.230%, VRD	1,700,000	1,700,000
		32,995,000
Connecticut—0.70%
Connecticut State (JP Morgan PUTTERs,
Series 1170) (FGIC Insured),
0.240%, VRD[1,2]	10,705,000	10,705,000
District of Columbia—0.92%
District of Columbia Revenue
(German Marshall Fund of the United States),
0.210%, VRD	4,000,000	4,000,000
District of Columbia Tax &
Revenue Anticipation Notes,
2.000%, due 09/30/13	10,000,000	10,162,897
		14,162,897

45

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Florida—2.84%
Gainesville Utilities System Revenue, Series A,
0.200%, VRD	$2,480,000	$2,480,000
Hillsborough County School Board Certificates of
Participation (Master Lease Program), Series C,
0.230%, VRD	32,115,000	32,115,000
Orlando & Orange County Expressway Authority
Revenue Refunding, Series C-4 (AGM Insured),
0.200%, VRD	6,000,000	6,000,000
Pinellas County Health Facilities Authority Revenue
(Baycare Health), Series A1,
0.260%, VRD	3,000,000	3,000,000
		43,595,000
Georgia—2.72%
Cobb County Tax Anticipation Notes,
1.500%, due 11/30/12	10,000,000	10,010,619
Forsyth County Water & Sewer Authority
Revenue (JP Morgan PUTTERs, Series 2253)
(AGM Insured),
0.250%, VRD[1,2]	4,750,000	4,750,000
Fulton County General Fund Tax
Anticipation Notes,
1.000%, due 12/28/12	10,000,000	10,013,071
Georgia State, Series G,
5.000%, due 12/01/12	4,000,000	4,016,016
Private Colleges & Universities Authority
Revenue (Emory University), Series B-1,
0.180%, VRD	1,300,000	1,300,000
Private Colleges & Universities Authority Revenue
Refunding (Mercer University), Series C,
0.220%, VRD	8,295,000	8,295,000

46

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—(concluded)
Thomasville Hospital Authority
Revenue Anticipation Certificates
(John Archbold), Series B,
0.210%, VRD	$3,395,000	$3,395,000
		41,779,706
Idaho—0.53%
Idaho Tax Anticipation Notes,
2.000%, due 06/28/13	8,000,000	8,094,064
Illinois—6.47%
Chicago Board of Education Refunding
(Dedicated Revenues),
Series A-1,
0.210%, VRD	15,600,000	15,600,000
Series A-2,
0.190%, VRD	5,900,000	5,900,000
Chicago (Neighborhoods Alive 21),
Series B,
0.210%, VRD	13,000,000	13,000,000
City of Chicago,
Series D-1,
0.210%, VRD	21,540,000	21,540,000
Series D-2,
0.210%, VRD	5,300,000	5,300,000
Chicago Sales Tax Revenue Refunding,
0.270%, VRD	3,840,000	3,840,000
Chicago Water Revenue (Second Lien),
Subseries 2000-1,
0.270%, VRD	9,700,000	9,700,000
Subseries 2000-2,
0.270%, VRD	4,800,000	4,800,000
Illinois Development Finance Authority Revenue
(Chicago Symphony Orchestra),
0.220%, VRD	2,100,000	2,100,000

47

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.190%, VRD	$8,100,000	$8,100,000
Illinois Finance Authority Revenue Refunding
(Swedish Covenant), Series A,
0.200%, VRD	5,000,000	5,000,000
Quad Cities Regional Economic Development
Authority Revenue (Two Rivers YMCA Project),
0.250%, VRD	4,460,000	4,460,000
		99,340,000
Indiana—4.72%
Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.220%, VRD	5,000,000	5,000,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy Industrial Project),
Series A-5,
0.200%, VRD	11,950,000	11,950,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy, Inc. Project),
Series A-4,
0.220%, VRD	29,900,000	29,900,000
Indiana Municipal Power Agency Power Supply
Systems Revenue Refunding, Series A,
0.210%, VRD	4,440,000	4,440,000
Indiana State Finance Authority Revenue Refunding
(Trinity Health), Series D-1,
0.190%, VRD	2,200,000	2,200,000
Indianapolis Multi-Family Housing Revenue
(Capital Place-Covington) (FNMA Insured),
0.200%, VRD	10,600,000	10,600,000
Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.220%, VRD	8,400,000	8,400,000
		72,490,000

48

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—(continued)
Iowa—0.18%
Iowa Finance Authority Private College Revenue
Facilities (Morningside College Project),
0.250%, VRD	$2,695,000	$2,695,000
Kentucky—3.22%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust), Series A,
0.230%, VRD	8,455,000	8,455,000
Christian County Association of County’s Leasing
Trust Lease Program,
Series A,
0.230%, VRD	2,990,000	2,990,000
Series B,
0.230%, VRD	20,495,000	20,495,000
Shelby County Lease Revenue, Series A,
0.230%, VRD	7,295,000	7,295,000
Trimble County Association of Counties Leasing
Trust Lease Program Revenue, Series A,
0.230%, VRD	6,335,000	6,335,000
Williamstown League of Cities Funding Trust Lease
Revenue, Series A,
0.210%, VRD	3,835,000	3,835,000
		49,405,000
Louisiana—2.14%
East Baton Rouge Parish Industrial Development
Board, Inc. Revenue (ExxonMobil Project),
Series A,
0.220%, VRD	18,650,000	18,650,000
Series B (Mandatory Put 11/1/12 @ 100),
0.220%, VRD	14,200,000	14,200,000
		32,850,000
49

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—(continued)
Maryland—1.25%
Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.230%, VRD	$11,515,000	$11,515,000
Series A-7,
0.230%, VRD	2,950,000	2,950,000
Series A-9,
0.240%, VRD	4,650,000	4,650,000
		19,115,000
Massachusetts—4.14%
Massachusetts Development Finance Agency
Revenue (Boston University), Series U-6E,
0.190%, VRD	2,800,000	2,800,000
Massachusetts Development Finance Agency Revenue
Refunding (Higher Education-Smith College),
0.190%, VRD	3,321,000	3,321,000
Massachusetts Health & Educational Facilities
Authority Revenue (Citigroup ROCS
RR-II-R-11585),
0.210%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood), Series C,
0.230%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program), Series N,
0.230%, VRD	3,880,000	3,880,000
Massachusetts Revenue Anticipation Notes, Series A,
2.000%, due 04/25/13	16,000,000	16,140,686
Massachusetts State Department of Transportation
Metropolitan Highway System Revenue
(Senior), Series A-1,
0.250%, VRD	24,500,000	24,500,000

50

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
University of Massachusetts Building Authority
Revenue Refunding, Series 1,
0.190%, VRD	$50,000	$50,000
		63,486,686
Michigan—2.23%
Green Lake Township Economic Development
Corp. Revenue Refunding (Interlochen
Center Project),
0.230%, VRD	3,900,000	3,900,000
Michigan Finance Authority Revenue Aid Notes,
Series B-1,
2.000%, due 08/20/13	8,275,000	8,380,457
University of Michigan Refunding (Hospital),
Series A-2,
0.240%, VRD	10,700,000	10,700,000
University of Michigan Refunding
(Medical Service Plan), Series A-1,
0.240%, VRD	3,100,000	3,100,000
University of Michigan Revenue (Hospital),
Series A,
0.240%, VRD	8,135,000	8,135,000
		34,215,457
Minnesota—1.45%
Minnesota State Trunk Highway, Series B,
5.000%, due 08/01/13	5,850,000	6,058,666
Rochester Health Care Facilities Revenue
(Mayo Clinic), Series B,
0.190%, VRD	5,200,000	5,200,000
St. Paul Independent School District
No. 625, Tax Anticipation Certificates
of Indebtedness, Series C,
0.750%, due 12/10/12	11,000,000	11,006,831
		22,265,497

51

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—(continued)
Mississippi—2.03%
Mississippi Business Finance Commission Gulf
Opportunity Zone (Chevron USA, Inc. Project),
Series D,
0.220%, VRD	$14,000,000	$14,000,000
Series E,
0.230%, VRD	7,300,000	7,300,000
Series G,
0.210%, VRD	4,000,000	4,000,000
Series I,
0.210%, VRD	1,000,000	1,000,000
Series K,
0.220%, VRD	3,000,000	3,000,000
Series L,
0.230%, VRD	1,800,000	1,800,000
		31,100,000
Missouri—1.85%
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Ascension Healthcare), Series C-5,
0.210%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(De Smet Jesuit High School),
0.250%, VRD	4,190,000	4,190,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Washington University),
Series C,
0.210%, VRD	15,200,000	15,200,000
Series D,
0.210%, VRD	5,800,000	5,800,000
		28,390,000

52

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—(continued)
Nebraska—0.62%
Lancaster County Hospital Authority No.1
Hospital Revenue Refunding (Bryanlgh
Medical Center), Series B-1,
0.250%, VRD	$9,430,000	$9,430,000
Nevada—0.58%
City of Las Vegas, Series C,
0.240%, VRD	8,900,000	8,900,000
New Jersey—0.26%
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.),
Series C,
0.200%, VRD	4,000,000	4,000,000
New York—5.33%
Long Island Power Authority, Series C,
0.180%, VRD	4,700,000	4,700,000
New York City Housing Development Corp.
Revenue (Royal Properties),
Series A, (FNMA Insured),
0.200%, VRD	11,000,000	11,000,000
New York City Municipal Finance Authority
Water & Sewer Systems Revenue
(Second General Fiscal 2008), Series BB-1,
0.180%, VRD	15,000,000	15,000,000
New York City Municipal Finance Authority
Water & Sewer Systems Revenue
(Second Generation Fiscal 2008), Series BB-5,
0.190%, VRD	5,900,000	5,900,000
New York City Transitional Finance Authority
Revenue (New York City Recovery),
Series 3, Subseries 3-B,
0.190%, VRD	6,600,000	6,600,000
New York City Trust for Cultural Resources Revenue
Refunding (American Museum of Natural
History), Series A2,
0.220%, VRD	6,770,000	6,770,000

53

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City,
Subseries G-4,
0.200%, VRD	$8,000,000	$8,000,000
Subseries L-6,
0.190%, VRD	14,890,000	14,890,000
New York State Dormitory Authority Revenue State
Supported Debt (City University), Series D,
0.200%, VRD	2,200,000	2,200,000
New York State Housing Finance Agency
Revenue (316 11th Avenue Housing),
Series A (FNMA Insured),
0.200%, VRD	4,700,000	4,700,000
Triborough Bridge & Tunnel Authority Revenues
(General), Series B,
0.190%, VRD	2,080,000	2,080,000
		81,840,000
North Carolina—7.68%
Charlotte Water & Sewer System
Revenue Refunding,
Series B,
0.190%, VRD	12,760,000	12,760,000
Series C,
0.220%, VRD	30,000,000	30,000,000
Guilford County, Series B,
0.190%, VRD	1,855,000	1,855,000
Mecklenburg County, Series B,
0.210%, VRD	33,730,000	33,730,000
New Hanover County (School),
0.210%, VRD	2,485,000	2,485,000
North Carolina (Public Improvement), Series D,
0.210%, VRD	6,000,000	6,000,000

54

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
North Carolina Capital Facilities Finance
Agency Educational Facilities Revenue
(Campbell University),
0.210%, VRD	$5,425,000	$5,425,000
University of North Carolina Chapel
Hill Revenue, Series B,
0.240%, VRD	25,545,000	25,545,000
		117,800,000
Ohio—0.78%
Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.220%, VRD[1,2]	2,800,000	2,800,000
Ohio (Common Schools), Series B,
0.180%, VRD	1,500,000	1,500,000
Ohio Higher Educational Facilities Commission
Revenue (JP Morgan PUTTERs, Series 3244Z),
0.220%, VRD[1,2]	2,845,000	2,845,000
Ohio Higher Educational Facilities Revenue
(Oberlin College Project),
0.220%, VRD	4,800,000	4,800,000
		11,945,000
Oregon—1.44%
Oregon State, General Obligation, Ltd. Notes, Series A,
2.000%, due 06/28/13	21,500,000	21,753,467
Salem Hospital Facility Authority Revenue
(Salem Hospital Project), Series B,
0.210%, VRD	400,000	400,000
		22,153,467
Pennsylvania—3.40%
Allegheny County Higher Education Building
Authority University Revenue Refunding
(Carnegie Mellon University),
0.210%, VRD	5,900,000	5,900,000

55

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue, Series C,
0.200%, VRD	$5,000,000	$5,000,000
Pennsylvania Higher Educational Facilities Authority
College & University Revenues (St. Joseph’s
University), Series A,
0.190%, VRD	2,000,000	2,000,000
Pennsylvania State University Refunding, Series B,
(Mandatory Put 06/01/13 @100),
0.220%, due 06/01/13	5,235,000	5,235,000
Philadelphia Authority for Industrial Development
Lease Revenue Refunding, Series B-3,
0.200%, VRD	5,325,000	5,325,000
Pittsburgh Water & Sewer Authority Water &
Sewer Systems Revenue (1st Lien), Series B2,
0.190%, VRD	11,400,000	11,400,000
University of Pittsburgh of the Commonwealth
Systems of Higher Education,
2.000%, due 07/02/13	6,000,000	6,071,385
Washington County Authority Refunding
(University of Pennsylvania),
0.180%, VRD	3,475,000	3,475,000
Washington County Hospital Authority Revenue
(Monongahela Valley Hospital Project) Series A,
0.220%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development
Authority Revenue (Excela Health Project),
Series B,
0.220%, VRD	5,265,000	5,265,000
		52,211,385
South Carolina—1.38%
Charleston County School District Bonds
Anticipation Notes, Series A, (SCSDE Insured),
2.000%, due 11/06/12	5,000,000	5,001,247

56

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—(continued)
South Carolina—(concluded)
Piedmont Municipal Power Agency Electric
Revenue Refunding, Series C,
0.200%, VRD	$10,950,000	$10,950,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding (Anmed
Health Project), Series C,
0.210%, VRD	1,995,000	1,995,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Regional Medical Center of Orangeburg),
0.200%, VRD	3,150,000	3,150,000
		21,096,247
Tennessee—0.86%
Metropolitan Government of Nashville & Davidson
County Health & Educational Facilities Board
Revenue (Vanderbilt University), Series A-1,
0.180%, VRD	8,600,000	8,600,000
Sevier County Public Building Authority (Local
Government Public Improvement), Series B-1,
0.210%, VRD	4,635,000	4,635,000
		13,235,000
Texas—7.30%
Alamo Community College District (Citigroup
ROCS Series RR-II-R-883WF) (FGIC Insured),
0.200%, VRD[1,2]	7,750,000	7,750,000
City of Houston Tax & Revenue Anticipation Notes,
2.000%, due 06/28/13	15,000,000	15,176,377
Harris County Cultural Educational Facilities
Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.230%, VRD	7,620,000	7,620,000
Subseries C-2,
0.230%, VRD	3,000,000	3,000,000

57

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

	Face
Security description	amount	Value
Municipal bonds and notes—(continued)
Texas—(continued)
Harris County Health Facilities Development
Corp. Revenue Refunding
(Methodist Hospital Systems),
Series A-1,
0.230%, VRD	$1,700,000	$1,700,000
Series A-2,
0.230%, VRD	4,800,000	4,800,000
Harris County Tax Anticipation Notes,
1.000%, due 02/28/13	7,000,000	7,018,658
Houston Higher Education Finance Corp. Higher
Education Revenue (Rice University Project),
Series A,
0.240%, VRD	1,800,000	1,800,000
San Antonio Hotel Occupancy Revenue Refunding
(Sub Lien),
0.210%, VRD	4,220,000	4,220,000
Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series A,
0.200%, VRD	4,200,000	4,200,000
Series B,
0.200%, VRD	4,000,000	4,000,000
Texas (JP Morgan PUTTERs, Series 3238),
0.220%, VRD[1,2]	2,165,000	2,165,000
Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.240%, VRD[1,2]	6,670,000	6,670,000
Texas State Mobility, Series B,
0.200%, VRD	7,165,000	7,165,000
Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.220%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes,
Series A,
2.500%, due 08/30/13	30,000,000	30,564,450

58

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
University of Texas (Financing Systems),
Series B,
0.170%, VRD	$805,000	$805,000
		111,984,485
Utah—0.53%
Utah Transit Authority Sales Tax Revenue,
Subseries A,
0.250%, VRD	3,035,000	3,035,000
Subseries B,
0.260%, VRD	5,100,000	5,100,000
		8,135,000
Vermont—0.43%
Winooski Special Obligation Refunding, Series A,
0.200%, VRD	6,585,000	6,585,000
Virginia—2.48%
Albermarle County Economic Development
Authority Hospital Revenue
(Martha Jefferson Hospital), Series A,
0.190%, VRD	10,150,000	10,150,000
Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical), Series D,
0.210%, VRD	5,400,000	5,400,000
Virginia Commonwealth University, Series A,
0.210%, VRD	22,550,000	22,550,000
		38,100,000
Washington—3.11%
Central Puget Sound Regional Transportation
Authority Sales & Use Tax Revenue
(JP Morgan PUTTERs, Series 2643Z),
0.220%, VRD[1,2]	4,995,000	4,995,000
Energy Northwest Electric Revenue (JP Morgan
PUTTERs, Series 1282) (AMBAC-TCRs Insured),
0.240%, VRD[1,2]	15,370,000	15,370,000

59

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Washington—(concluded)
King County Sewer Revenue (Junior Lien), Series A,
0.220%, VRD	$10,575,000	$10,575,000
Seattle Water System Revenue (Morgan
Stanley Floater Certificates, Series 2170)
(AGM Insured),
0.240%, VRD[1,2]	5,085,000	5,085,000
Washington (JP Morgan PUTTERs, Series 2650Z)
(AGM Insured),
0.230%, VRD[1,2]	3,995,000	3,995,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(New Haven Apartments) (FNMA Insured),
0.210%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(Washington Terrace),
0.220%, VRD	3,750,000	3,750,000
		47,670,000
Wisconsin—0.65%
Wisconsin Center District Tax Revenue, Series A,
0.200%, VRD	10,000,000	10,000,000
Wyoming—1.10%
Sweetwater County Pollution Control Revenue
Refunding (PacifiCorp Project), Series A,
0.220%, VRD	16,100,000	16,100,000
Uinta County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.210%, VRD	800,000	800,000
		16,900,000
Total municipal bonds and notes (cost—$1,243,453,758)		1,243,453,758

60

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—18.59%
California—0.68%
California State Health Facilities Financing
(Stanford Hospital),
Series B-2, Subseries 1,
0.180%, due 01/15/13	$6,000,000	$6,000,000
Subseries 2,
0.170%, due 12/05/12	4,500,000	4,500,000
		10,500,000
Connecticut—0.51%
Yale University,
0.170%, due 11/08/12	7,775,000	7,775,000
Florida—0.33%
Florida Local Government,
0.180%, due 11/07/12	5,039,000	5,039,000
Illinois—0.49%
Illinois Educational Facilities Authority Revenue,
0.180%, due 12/03/12	7,485,000	7,485,000
Kentucky—1.30%
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.520%, due 12/13/12	20,000,000	20,000,000
Maryland—1.46%
Johns Hopkins University,
0.150%, due 11/01/12	9,000,000	9,000,000
0.190%, due 02/06/13	8,929,000	8,929,000
0.190%, due 02/19/13	4,500,000	4,500,000
		22,429,000
Minnesota—2.67%
Mayo Clinic,
0.170%, due 11/06/12	20,000,000	20,000,000
0.180%, due 11/06/12	10,000,000	10,000,000
University of Minnesota Regents,
0.170%, due 11/13/12	11,000,000	11,000,000
		41,000,000

61

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Missouri—1.92%
University of Missouri,
0.170%, due 11/01/12	$3,500,000	$3,500,000
0.180%, due 11/15/12	11,000,000	11,000,000
0.200%, due 12/06/12	15,000,000	15,000,000
		29,500,000
New York—0.65%
Metropolitan Transportation Authority,
0.160%, due 11/06/12	10,000,000	10,000,000
Pennsylvania—0.52%
Montgomery County,
0.180%, due 11/15/12	8,000,000	8,000,000
Tennessee—0.52%
Vanderbilt University,
0.200%, due 02/05/13	8,000,000	8,000,000
Texas—3.32%
University of Texas,
0.160%, due 11/08/12	18,000,000	18,000,000
0.180%, due 12/03/12	12,896,000	12,896,000
0.170%, due 12/05/12	10,000,000	10,000,000
0.190%, due 02/07/13	10,000,000	10,000,000
		50,896,000
Virginia—2.20%
University of Virginia,
0.170%, due 11/07/12	12,000,000	12,000,000
0.170%, due 11/15/12	7,735,000	7,735,000
0.180%, due 12/06/12	6,000,000	6,000,000
0.180%, due 02/06/13	8,000,000	8,000,000
		33,735,000

62

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Washington—1.30%
University of Washington,
0.170%, due 12/03/12	$10,000,000	$10,000,000
0.170%, due 12/04/12	10,000,000	10,000,000
		20,000,000
Wisconsin—0.72%
City of Milwaukee,
0.240%, due 11/01/12	7,000,000	7,000,000
0.250%, due 12/12/12	4,000,000	4,000,000
		11,000,000
Total tax-exempt commercial paper (cost—$285,359,000)		285,359,000
Total investments (cost—$1,528,812,758
which approximates cost for federal income
tax purposes)—99.63%		1,528,812,758
Other assets in excess of liabilities—0.37%		5,662,936
Net assets—100.00%		$1,534,475,694

63

Tax-Free Master Fund
Statement of net assets—October 31, 2012
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2012 in valuing the Fund’s investments:

	Unadjusted
	quoted prices
	in active	Other
	markets for	significant
	identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Municipal bonds
and notes	$—	$1,243,453,758	$—	$1,243,453,758
Tax-exempt
commercial paper	—	285,359,000	—	285,359,000
Total	$—	$1,528,812,758	$—	$1,528,812,758

At October 31, 2012, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 6.27% of net assets as of October 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2012 and reset periodically.

64	See accompanying notes to financial statements

Master Trust

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2012 to October 31, 2012.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

65

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

66

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value May 1, 2012	Ending account value October 31, 2012	Expenses paid during period[1] 05/01/12 to 10/31/12	Expense ratio during the period
Actual	$1,000.00	$1,001.10	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund

	Beginning account value May 1, 2012	Ending account value October 31, 2012	Expenses paid during period[1] 05/01/12 to 10/31/12	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund

	Beginning account value May 1, 2012	Ending account value October 31, 2012	Expenses paid during period[1] 05/01/12 to 10/31/12	Expense ratio during the period
Actual	$1,000.00	$1,000.40	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

67

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/12	04/30/12	10/31/11
Weighted average maturity[1]	54 days	50 days	43 days
Net assets (bln)	$18.6	$15.7	$17.1

Portfolio composition[2]	10/31/12	04/30/12	10/31/11
Commercial paper	42.6%	35.4%	40.8%
Certificates of deposit	22.8	28.0	16.3
US government and agency obligations	21.2	19.6	24.5
Repurchase agreements	6.9	12.1	8.6
Time deposits	5.8	1.9	4.9
Short-term corporate obligations	0.7	3.0	3.0
Bank note	—	—	2.1
Other assets less liabilities	0.0 [3]	0.0 [3]	(0.2)
Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.
[3]	Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

68

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/12	04/30/12	10/31/11
Weighted average maturity[1]	52 days	46 days	47 days
Net assets (bln)	$15.9	$13.0	$12.6

Portfolio composition[2]	10/31/12	04/30/12	10/31/11
Repurchase agreements	50.6%	50.1%	53.5%
US government obligations	46.8	49.8	48.3
Other assets less liabilities	2.6	0.1	(1.8)
Total	100.0%	100.0%	100.0%

[1] The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

69

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/12	04/30/12	10/31/11
Weighted average maturity[1]	34 days	20 days	20 days
Net assets (bln)	$1.5	$1.2	$1.3

Portfolio composition[2]	10/31/12	04/30/12	10/31/11
Municipal bonds and notes	81.0%	79.7%	86.9%
Tax-exempt commercial paper	18.6	20.2	13.0
Other assets less liabilities	0.4	0.1	0.1
Total	100.0%	100.0%	100.0%

[1] The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

70

Master Trust
Statement of operations

For the six months ended October 31, 2012 (unaudited)
Prime Master Fund
Investment income:
Interest	$28,615,797
Securities lending income
(includes $1,585 earned from an affiliated entity)	2,118
28,617,915
Expenses:
Investment advisory and administration fees	9,089,627
Trustees’ fees	51,655
Net expenses	9,141,282
Net investment income	19,476,633
Net realized gain	51,310
Net increase in net assets resulting from operations	$19,527,943

Treasury Master Fund
Investment income:
Interest	$11,303,999
Expenses:
Investment advisory and administration fees	7,504,699
Trustees’ fees	35,675
7,540,374
Fee waiver by advisor	(3,452)
Net expenses	7,536,922
Net investment income	3,767,077
Net realized gain	43,358
Net increase in net assets resulting from operations	$3,810,435

Tax-Free Master Fund
Investment income:
Interest	$1,262,766
Expenses:
Investment advisory and administration fees	718,236
Trustees’ fees	11,354
Net expenses	729,590
Net investment income	533,176
Net realized loss	(6,979)
Net increase in net assets resulting from operations	$526,197

See accompanying notes to financial statements	71

Master Trust
Statement of changes in net assets

	For the six months ended October 31, 2012 (unaudited)	For the year ended April 30, 2012
Prime Master Fund
From operations:
Net investment income	$19,476,633	$37,989,484
Net realized gain	51,310	475,186
Net increase in net assets resulting from operations	19,527,943	38,464,670
Net increase (decrease) in net assets from
beneficial interest transactions	2,877,464,254	(13,919,355,966)
Net increase (decrease) in net assets	2,896,992,197	(13,880,891,296)
Net assets:
Beginning of period	15,688,562,442	29,569,453,738
End of period	$18,585,554,639	$15,688,562,442

Treasury Master Fund
From operations:
Net investment income	$3,767,077	$1,277,989
Net realized gain	43,358	4,091
Net increase in net assets resulting from operations	3,810,435	1,282,080
Net increase in net assets from
beneficial interest transactions	2,841,220,257	5,823,395,477
Net increase in net assets	2,845,030,692	5,824,677,557
Net assets:
Beginning of period	13,044,383,738	7,219,706,181
End of period	$15,889,414,430	$13,044,383,738

Tax-Free Master Fund
From operations:
Net investment income	$533,176	$831,420
Net realized gain (loss)	(6,979)	60,390
Net increase in net assets resulting from operations	526,197	891,810
Net increase (decrease) in net assets
from beneficial interest transactions	373,157,945	(325,884,510)
Net increase (decrease) in net assets	373,684,142	(324,992,700)
Net assets:
Beginning of period	1,160,791,552	1,485,784,252
End of period	$1,534,475,694	$1,160,791,552

72	See accompanying notes to financial statements

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Master Trust
Financial highlights

Selected financial data throughout each period is presented below:

Six months ended October 31, 2012 (unaudited)
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]
Expenses after fee waivers by advisor	0.10%[2]
Net investment income	0.21%[2]
Supplemental data:
Net assets, end of period (000’s)	$18,585,555

Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]
Expenses after fee waivers by advisor	0.10%[2,3]
Net investment income	0.05%[2]
Supplemental data:
Net assets, end of period (000’s)	$15,889,414

Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]
Expenses after fee waivers by advisor	0.10%[2]
Net investment income	0.07%[2]
Supplemental data:
Net assets, end of period (000’s)	$1,534,476

[1] Commencement of operations.
[2] Annualized.
[3] Waiver by advisor represents less than 0.005%.
[4] Amount represents less than 0.005%.

74	See accompanying notes to financial statements

				For the period August 28, 2007[1] to April 30, 2008
Years ended April 30,
2012	2011	2010	2009

0.10%	0.10%	0.10%	0.10%	0.10%[2]
0.10%	0.10%	0.10%[3]	0.10%	0.10%[2]
0.19%	0.21%	0.25%	1.90%	4.28%[2]

$15,688,562	$29,569,454	$22,591,869	$19,607,887	$13,948,101

0.10%	0.10%	0.10%	0.10%	0.10%[2]
0.06%	0.10%[3]	0.10%	0.10%[3]	0.10%[2]
0.01%	0.09%	0.12%	0.77%	2.96%[2]

$13,044,384	$7,219,706	$7,335,525	$10,699,897	$6,711,384

0.10%	0.10%	0.10%	0.10%	0.10%[2]
0.10%[3]	0.10%	0.10%[3]	0.04%	0.00%[2,4]
0.06%	0.18%	0.20%	1.42%	2.73%[2]

$1,160,792	$1,485,784	$1,933,132	$2,770,040	$2,642,116

75

Master Trust
Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which

76

Master Trust
Notes to financial statements (unaudited)

may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial

77

Master Trust
Notes to financial statements (unaudited)

statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Repurchase agreements
The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

78

Master Trust
Notes to financial statements (unaudited)

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

79

Master Trust
Notes to financial statements (unaudited)

At October 31, 2012, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,715,097, $1,379,147 and $135,380, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At October 31, 2012, UBS Global AM owed $31,774, $21,234 and $6,650 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2012, UBS Global AM voluntarily waived $3,452 for Treasury Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage

80

Master Trust
Notes to financial statements (unaudited)

commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2012, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$3,538,156,441
Treasury Master Fund	512,804,728
Tax-Free Master Fund	263,678,121

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

81

Master Trust
Notes to financial statements (unaudited)

Securities lending
Each Master Fund may lend securities up to 33⅓% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At October 31, 2012, the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed or advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund borrows based upon prevailing rates in effect at the time of borrowing. For the six months ended October 31, 2012, Tax-Free Master Fund did not borrow under the Committed Credit Facility.

82

Master Trust
Notes to financial statements (unaudited)

Beneficial interest transactions

Prime Master Fund	For the six months ended October 31, 2012	For the year ended April 30, 2012
Contributions	$29,583,661,043	$45,655,074,151
Withdrawals	(26,706,196,789)	(59,574,430,117)
Net increase (decrease) in beneficial interest	$2,877,464,254	$(13,919,355,966)

Treasury Master Fund	For the six months ended October 31, 2012	For the year ended April 30, 2012
Contributions	$13,866,874,723	$27,556,159,797
Withdrawals	(11,025,654,466)	(21,732,764,320)
Net increase in beneficial interest	$2,841,220,257	$5,823,395,477

Tax-Free Master Fund	For the six months ended October 31, 2012	For the year ended April 30, 2012
Contributions	$1,344,512,172	$1,077,234,035
Withdrawals	(971,354,227)	(1,403,118,545)
Net increase (decrease) in beneficial interest	$373,157,945	$(325,884,510)

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

As of and during the six months ended October 31, 2012, the Master Funds did not have any liabilities for any uncertain tax positions. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2012, the Master Funds did not incur any interest or penalties.

83

Master Trust
Notes to financial statements (unaudited)

Each of the tax years in the four year period ended April 30, 2012, remains subject to examination by the Internal Revenue Service and state taxing authorities.

84

Master Trust
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

85

Master Trust
Board approval of management contract (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 17-18, 2012, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust, with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. The Independent Trustees initially discussed the materials provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board considered the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the

86

Master Trust
Board approval of management contract (unaudited)

Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $151 billion in assets under management as of March 31, 2012 and was part of the UBS Global Asset Management Division, which had approximately $620 billion in assets under management worldwide as of March 31, 2012. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

87

Master Trust
Board approval of management contract (unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund, Tax-Free Investor Feeder Fund, Prime Capital Feeder Fund, Treasury Capital Feeder Fund and Tax-Free Capital Feeder Fund through August 31, 2013. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board also took note of UBS Global AM’s voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time in the future.

88

Master Trust
Board approval of management contract (unaudited)

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

Prime Master
Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Prime Institutional Feeder Fund’s Actual Management Fee and total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Prime Institutional Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the fourth quintile in the Prime Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense Group with the lowest fees or expenses, as

89

Master Trust
Board approval of management contract (unaudited)

applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.) The Prime Preferred Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the first quintile in the Prime Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Investor Feeder Fund’s Contractual Management Fee and total expenses were in the first quintile and its Actual Management Fee was in the third quintile (at the Expense Group median) in the Prime Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although detailed historical information specifically for the Prime Capital Feeder Fund, which commenced operations on July 16, 2012 (after the comparisons periods utilized in the Lipper report), was not included in the Lipper report, its fee structure paralleled that of the Prime Investor Feeder Fund in many respects and had a lower total annual fund operating expense ratio.

Management noted the discrepancy between the Prime Institutional Feeder Fund’s Contractual and Actual Management Fee rankings, explaining that due to the fund’s low “unitary” fee structure, whereby the advisor pays for all ordinary expenses, it did not have to engage in the same level of yield floor waiving as did many of its peers. Management noted that due to the fund’s “unitary” fee structure, comparisons would best be performed on a total expense basis; management further observed that the Prime Institutional Feeder Fund’s total expenses, although ranking in the fourth quintile, were less than half a basis point (0.004%) from the median.

Treasury Master
Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Treasury Investor Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

90

Master Trust
Board approval of management contract (unaudited)

The Treasury Institutional Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the first quintile in the Treasury Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Preferred Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the first quintile in the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Investor Feeder Fund’s Contractual Management Fee and total expenses were in the first quintile and its Actual Management Fee was in the fourth quintile in the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although detailed historical information specifically for the Treasury Capital Feeder Fund, which commenced operations on July 16, 2012 (after the comparisons periods utilized in the Lipper report), was not included in the Lipper report, its fee structure paralleled that of the Treasury Investor Feeder Fund in many respects and had a lower total annual fund operating expense ratio.

Management noted the discrepancy between the Treasury Investor Feeder Fund’s Contractual and Actual Management Fee rankings. Management explained that the fund had a lower expense ratio than the peer group and had to waive less management fees than most of its Expense Group peers to keep its net yield at a certain level, which resulted in higher Actual Management Fees relative to peers while total expenses were one basis point (0.010%) below the median. Management stated that it believed the fund was generally in line with its peers.

Tax-Free Master
Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Tax-Free Investor Feeder Fund’s Contractual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’

91

Master Trust
Board approval of management contract (unaudited)

fees taken into account. The Tax-Free Institutional Feeder Fund’s Contractual Management Fee and total expenses were in the first quintile and its Actual Management Fee was in the second quintile in the Tax-Free Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Preferred Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Tax-Free Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Investor Feeder Fund’s Contractual Management Fee was in the third quintile and its Actual Management Fee and total expenses were in the first quintile in the Tax-Free Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although detailed historical information specifically for the Tax-Free Capital Feeder Fund, which commenced operations on July 16, 2012 (after the comparisons periods utilized in the Lipper report), was not included in the Lipper report, its fee structure paralleled that of the Tax-Free Investor Feeder Fund in many respects and had a lower total annual fund operating expense ratio.

In light of the foregoing, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided and proposed to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2012 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2012. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference

92

Master Trust
Board approval of management contract (unaudited)

being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master
Prime Institutional Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Lipper information showed that the Prime Institutional Feeder Fund’s performance was in the first quintile for the one-, three-, five- and ten-year periods and since inception. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) The Prime Preferred Feeder Fund’s performance was in the first quintile for the one- and three-year periods and since inception. The Prime Investor Feeder Fund’s performance was in the second quintile for the one-year period, in the third quintile for the three-year period and in the first quintile since inception. It was noted that the Prime Investor Feeder Fund’s performance was at the median for the three-year period when it was in the third quintile.

Treasury Master
Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund and Treasury Investor Feeder Fund

The comparative Lipper information showed that the Treasury Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception. The Treasury Preferred Feeder Fund’s performance was in the first quintile for the one- and three-year periods and since inception. The Treasury Investor

93

Master Trust
Board approval of management contract (unaudited)

Feeder Fund’s performance was in the first quintile for the one-year period and in the second quintile for the three-year period and since inception.

Tax-Free Master
Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Lipper information showed that the Tax-Free Institutional Feeder Fund’s performance was in the second quintile for the one-and three-year periods and in the third quintile since inception. The Tax-Free Preferred Feeder Fund’s performance was in the second quintile for the one- and three-year periods and since inception. The Tax-Free Investor Feeder Fund’s performance was in the second quintile for the one-year period, in the third quintile for the three-year period and in the fourth quintile since inception. The board noted that in each of the periods for which Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund posted below median returns, performance was close to the Performance Universe median.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further

94

Master Trust
Board approval of management contract (unaudited)

economies of scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

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Trustees
Richard Q. Armstrong
Chairman

Alan S. Bernikow

Richard R. Burt

Principal Officers
Mark E. Carver
President

Mark F. Kemper
Vice President and Secretary

Elbridge T. Gerry III
Vice President

Erin O. Houston
Vice President

Meyer Feldberg

Bernard H. Garil

Heather R. Higgins

Barry M. Mandinach

Thomas Disbrow
Vice President and Treasurer

Robert Sabatino
Vice President

Ryan Nugent
Vice President

Administrator (and Manager for the Master Funds)
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2012. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE
UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 9, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 9, 2013